Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I

                         Supplement dated June 24, 2005
                                       to
                        Prospectuses dated April 30, 2005

Morgan Stanley Variable Annuity 2
Morgan Stanley Variable Annuity 2 AssetManager


This supplement provides a correction to the description of a name change to a variable sub-account appearing in your prospectus. Please keep this supplement for future reference together with your prospectus.

In the section "Investment Alternatives - The Variable Sub-Accounts", footnotes one and two should read:

     (1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class X changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X.

     (2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class X changed its name to the Morgan Stanley VIS
          Income Plus Portfolio - Class X.

Likewise, footnotes one and two to the Accumulation Unit Values Tables appearing in the Appendix should read:

     (1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class X, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

     (2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class X, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

                         Allstate Life Insurance Company
                 Allstate Financial Advisors Separate Account I

                         Supplement dated June 24, 2005
                                       to
                        Prospectuses dated April 30, 2005

Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 AssetManager


This supplement provides a correction to the description of a name change to a variable sub-account appearing in your prospectus. Please keep this supplement for future reference together with your prospectus.

In the section "Investment Alternatives - The Variable Sub-Accounts", footnotes one and two should read:

     (1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y.

     (2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class Y.

Likewise, footnotes one and two to the Accumulation Unit Values Tables appearing in Appendix B should read:

     (1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

     (2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.


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

Allstate Life Insurance Company                                                 Statement of Additional Information
Allstate Financial Advisors Separate Account I                                                 dated April 30, 2005
P.O. Box 80469
Lincoln, NE 68501-0469
1 (800) 654-2397


This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts") and the Morgan Stanley Variable Annuity II AssetManager Contracts ("AssetManager Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated April 30, 2005, for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.




TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments
The Contract
         Purchases
         Tax-free Exchanges (1035 Exchanges, Rollovers and
                                Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
          Incontestability
          Settlements
          Safekeeping of the Variable Account's Assets
          Premium Taxes
          Tax Reserves
Experts
Financial Statements
Appendix A - Accumulation Unit Values







ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASES

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.

For the Variable Account, we paid commissions to Morgan Stanley DW of $24,837,384, $30,408,546 and $25,689,897 for the Years 2002, 2003 and 2004,
respectively.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.


NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.







SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and related consolidated financial statement schedules, and

o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2004 and for each of the periods in the two years then ended,


The consolidated financial statements and schedules of Allstate included herein should be considered only as bearing upon the ability of Allstate to meet its obligations under the Contracts.

                                   APPENDIX A
                            ACCUMULATION UNIT VALUES

                  Morgan Stanley Variable Annuity II Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II Contracts.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

The Morgan Stanley VIS Money Market, Morgan Stanley VIS Quality Income, Morgan Stanley VIS High Yield, Morgan Stanley VIS Utilities, Morgan Stanley VIS Dividend Growth, Morgan Stanley VIS Equity and Morgan Stanley VIS Strategist Variable Sub-Accounts were first offered on October 25, 1990. The Morgan Stanley VIS European Growth Variable Sub-Account was first offered on March 1, 1991. The Morgan Stanley VIS Global Dividend and Morgan Stanley VIS Pacific Growth Variable Sub-Accounts were first offered on February 23, 1994. The Morgan Stanley VIS Income Builder Variable Sub-Account was first offered on January 21, 1997. The Equity Growth, International Magnum, Emerging Markets Equity, and Emerging Growth Variable Sub-Accounts were first offered on March 16, 1998. The Morgan Stanley VIS S&P 500 Index, Morgan Stanley VIS Global Advantage and Van Kampen UIF U.S. Real Estate Variable Sub-Accounts were first offered on May 18, 1998. The Morgan Stanley VIS Limited Duration and Morgan Stanley VIS Aggressive Equity Variable Sub-Accounts were first offered on May 3, 1999. The Van Kampen UIF S. Mid Cap Value Sub-Account, the AIM V.I. Capital Appreciation, Growth and AIM V.I. Premier Equity Variable Sub-Accounts, the AllianceBernstein Growth, Growth and Income, and AllianceBernstein Premier Growth Variable Sub-Accounts, and the Putnam VT Growth and Income, Putnam VT International Equity and Putnam VT Voyager Variable Sub-Accounts were first offered on January 31, 2000. The Morgan Stanley VIS Information Sub-Account was first offered on November 6, 2001. The Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock, LSA Aggressive Growth, and Putnam VT Small Cap Variable Sub-Accounts were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth,
AIM V.I. MID CAP CORE EQUITY, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004.




ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31            1995       1996         1997        1998        1999
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.465
Number of Units Outstanding, End of Period                               -          -            -           -   1,122,012
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                       $20.070    $21.500      $26.260     $32.500     $36.593
Accumulation Unit Value, End of Period                             $21.500    $26.260      $32.500     $36.590     $35.192
Number of Units Outstanding, End of Period                         366,928  4,586,699   13,973,141  19,936,437  20,053,835
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                       $24.680    $25.860      $28.630     $38.760     $49.825
Accumulation Unit Value, End of Period                             $25.860    $28.630      $38.760     $49.830     $77.861
Number of Units Outstanding, End of Period                         215,961  2,302,720    5,454,409   7,931,260  10,374,793
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                       $18.490    $18.970      $24.300     $27.790     $33.944
Accumulation Unit Value, End of Period                             $18.970    $24.300      $27.790     $33.940     $43.185
Number of Units Outstanding, End of Period                          62,011  1,143,635    3,091,981   4,668,539   4,444,148
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000      $9.720
Accumulation Unit Value, End of Period                                   -          -            -      $9.720     $12.152
Number of Units Outstanding, End of Period                               -          -            -   1,965,368   2,481,411
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                       $11.250    $11.930      $13.820     $15.260     $16.291
Accumulation Unit Value, End of Period                             $11.930    $13.820      $15.260     $16.920     $19.115
Number of Units Outstanding, End of Period                         155,023  2,364,163    7,789,952   8,929,904   8,775,455
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                       $21.460    $21.860      $24.110     $26.580     $24.563
Accumulation Unit Value, End of Period                             $21.860    $24.110      $26.580     $24.560     $23.879
Number of Units Outstanding, End of Period                          66,987  1,462,866    8,797,892   5,304,510   4,203,079
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                             -          -      $10.000     $12.070     $12.274
Accumulation Unit Value, End of Period                                   -          -      $12.070     $12.270     $12.947
Number of Units Outstanding, End of Period                               -          -    2,024,851   3,652,211   3,133,231
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                       $11.580    $11.650      $12.070     $12.510     $10.000
Accumulation Unit Value, End of Period                             $11.650    $12.070      $12.510     $12.960     $10.056
Number of Units Outstanding, End of Period                         511,096  3,424,292    5,406,175   8,938,860     121,549




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                       $15.750    $16.370      $16.380     $17.930      $5.334
Accumulation Unit Value, End of Period                             $16.370    $16.380      $17.930     $19.200      $8.730
Number of Units Outstanding, End of Period                         142,004  1,095,796    3,843,253   5,109,593   4,058,485
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $19.200
Accumulation Unit Value, End of Period                                   -          -            -           -     $18.101
Number of Units Outstanding, End of Period                               -          -            -           -   5,167,349
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                       $16.490    $16.920      $19.170     $21.480     $11.117
Accumulation Unit Value, End of Period                             $16.920    $19.170      $21.480     $26.780     $13.170
Number of Units Outstanding, End of Period                          91,983    903,817    3,529,096           -   6,209,831
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000     $26.783
Accumulation Unit Value, End of Period                                   -          -            -     $11.120     $30.968
Number of Units Outstanding, End of Period                               -          -            -   2,003,301   6,559,093
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                       $16.970    $18.000      $19.270     $24.140     $29.438
Accumulation Unit Value, End of Period                             $18.000    $19.270      $24.140     $29.440     $32.693
Number of Units Outstanding, End of Period                         165,046    822,723    1,753,743   3,510,503   4,016,659
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000      $7.095
Accumulation Unit Value, End of Period                                   -          -            -      $7.095     $13.679
Number of Units Outstanding, End of Period                               -          -            -      94,600     689,216
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000     $10.094
Accumulation Unit Value, End of Period                                   -          -            -     $10.094     $13.869
Number of Units Outstanding, End of Period                               -          -            -   1,530,819   2,952,648
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000      $9.780
Accumulation Unit Value, End of Period                                   -          -            -      $9.780     $12.063
Number of Units Outstanding, End of Period                               -          -            -     170,897     416,818
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000      $9.054
Accumulation Unit Value, End of Period                                   -          -            -      $9.054      $8.790
Number of Units Outstanding, End of Period                               -          -            -      80,782     194,964
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -     $10.000     $11.985
Accumulation Unit Value, End of Period                                   -          -            -     $11.985     $24.135
Number of Units Outstanding, End of Period                               -          -            -     402,082   2,522,689
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                             -          -            -           -     $10.000
Accumulation Unit Value, End of Period                                   -          -            -           -     $14.447
Number of Units Outstanding, End of Period                               -          -            -           -           -





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -           -
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                             -          -            -           -           -
Accumulation Unit Value, End of Period                                   -          -            -           -           -
Number of Units Outstanding, End of Period                               -          -            -           -




For the Period Beginning January 1* and Ending December 31                     2000        2001         2002       2003       2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $14.465     $14.005       $9.871     $7.528     $9.350
Accumulation Unit Value, End of Period                                      $14.005      $9.871       $7.528     $9.350    $10.384
Number of Units Outstanding, End of Period                                4,013,767   2,725,210    1,948,166  1,714,271  1,361,018
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $35.192     $36.516      $34.106    $27.551    $34.717
Accumulation Unit Value, End of Period                                      $36.516     $34.106      $27.551    $34.717    $37.102
Number of Units Outstanding, End of Period                               14,630,929  12,948,190   10,489,433  8,870,731  7,047,011
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $77.861     $67.245      $48.450    $37.610    $45.509
Accumulation Unit Value, End of Period                                      $67.245     $48.450      $37.610    $45.509    $49.838
Number of Units Outstanding, End of Period                               10,575,220   8,138,160    6,331,379  5,231,139  4,131,819
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $43.185     $40.461      $32.784    $25.402    $32.295
Accumulation Unit Value, End of Period                                      $40.461     $32.784      $25.402    $32.295    $35.874
Number of Units Outstanding, End of Period                                4,301,593   3,317,658    2,548,744  2,066,923  1,686,266
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $12.152      $9.893       $7.473     $5.830     $7.532
Accumulation Unit Value, End of Period                                       $9.893      $7.473       $5.830     $7.532     $8.352
Number of Units Outstanding, End of Period                                2,978,593   2,262,652    1,684,270  1,459,745  1,190,435
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $19.115     $18.366      $16.964    $14.622    $19.028
Accumulation Unit Value, End of Period                                      $18.366     $16.964      $14.622    $19.028    $21.548
Number of Units Outstanding, End of Period                                6,909,685   5,770,297    4,777,066  4,093,574  3,493,723
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $23.879     $15.948      $10.409     $9.524    $11.987
Accumulation Unit Value, End of Period                                      $15.948     $10.409       $9.524    $11.987    $12.973
Number of Units Outstanding, End of Period                                2,849,935   2,178,760    1,675,719  1,699,286  1,377,197
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $12.947     $12.780      $12.881    $11.722    $13.957
Accumulation Unit Value, End of Period                                      $12.780     $12.881      $11.722    $13.957    $15.260
Number of Units Outstanding, End of Period                                2,229,410   2,367,507    2,012,059  1,733,127  1,464,501
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000      $9.290       $5.228     $2.932     $4.653
Accumulation Unit Value, End of Period                                       $9.290      $5.228       $2.932     $4.653     $4.747
Number of Units Outstanding, End of Period                                  112,286     362,163      308,812    422,868    354,452
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.056     $10.490      $11.029    $11.307    $11.389
Accumulation Unit Value, End of Period                                      $10.490     $11.029      $11.307    $11.389    $11.382
Number of Units Outstanding, End of Period                                  243,983     822,746    2,600,397  1,967,285  1,658,557
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $13.390     $13.989      $14.320    $14.299    $14.183
Accumulation Unit Value, End of Period                                      $13.989     $14.320      $14.299    $14.183    $14.096
Number of Units Outstanding, End of Period                                8,280,928  11,669,438   10,573,509  5,773,240  3,746,714




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $18.101     $19.815      $21.390    $22.238    $23.762
Accumulation Unit Value, End of Period                                      $19.815     $21.390      $22.238    $23.762    $24.637
Number of Units Outstanding, End of Period                                4,441,671   5,113,210    5,001,207  4,034,766  3,076,944
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $13.170     $11.760      $10.169     $7.766     $9.784
Accumulation Unit Value, End of Period                                      $11.760     $10.169       $7.766     $9.784    $10.661
Number of Units Outstanding, End of Period                                7,535,806   6,817,073    5,971,731  5,882,954  5,142,081
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $30.968     $31.017      $27.448    $24.370    $30.314
Accumulation Unit Value, End of Period                                      $31.017     $27.448      $24.370    $30.314    $32.968
Number of Units Outstanding, End of Period                                6,719,790   5,764,581    4,631,326  3,912,134  3,178,632
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $32.693     $33.193      $24.282    $18.455    $21.337
Accumulation Unit Value, End of Period                                      $33.193     $24.282      $18.455    $21.337    $25.367
Number of Units Outstanding, End of Period                                4,175,987   3,506,974    2,659,431  2,213,596  1,799,377
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $13.679      $8.194       $7.549     $6.776     $9.993
Accumulation Unit Value, End of Period                                       $8.194      $7.549       $6.776     $9.993    $12.122
Number of Units Outstanding, End of Period                                  884,729     695,767      746,143    765,582    752,985
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $13.869     $12.061      $10.087     $7.169     $8.825
Accumulation Unit Value, End of Period                                      $12.061     $10.087       $7.169     $8.825     $9.371
Number of Units Outstanding, End of Period                                4,201,929   3,084,036    2,467,852  2,198,775  1,827,817
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $12.063     $10.410       $8.278     $6.785     $8.518
Accumulation Unit Value, End of Period                                      $10.410      $8.278       $6.785     $8.518     $9.852
Number of Units Outstanding, End of Period                                  713,739     651,537      580,876    710,369    673,859
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -     $10.000      $12.092     $7.319    $10.224
Accumulation Unit Value, End of Period                                            -     $12.092       $7.319    $10.224    $12.250
Number of Units Outstanding, End of Period                                        -           -       82,841    474,262    571,267
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000     $10.234       $9.765     $6.925     $9.656
Accumulation Unit Value, End of Period                                      $10.234      $9.765       $6.925     $9.656    $10.902
Number of Units Outstanding, End of Period                                  119,091   1,367,293    1,483,690  1,742,730  1,679,162
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                 $8.790     $11.197      $12.117    $11.764    $16.049
Accumulation Unit Value, End of Period                                      $11.197     $12.117      $11.764    $16.049    $21.569
Number of Units Outstanding, End of Period                                  526,895     613,092      812,682    712,547    610,706
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $11.138
Number of Units Outstanding, End of Period                                        -           -            -          -     40,008
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                      -           -      $10.000     $8.059    $10.402
Accumulation Unit Value, End of Period                                            -           -       $8.059    $10.402    $12.069
Number of Units Outstanding, End of Period                                        -           -      882,878  2,134,435  3,144,760
VAN KAMPEN LIT EMERGING GROWTH (Class I)
Accumulation Unit Value, Beginning of Period                                $10.000     $21.368      $14.422     $9.594    $12.038
Accumulation Unit Value, End of Period                                      $21.368     $14.422       $9.594    $12.038    $12.695
Number of Units Outstanding, End of Period                                5,404,064   4,150,641    2,831,762  2,449,383  1,901,939
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $14.447      $8.317       $6.287     $4.686     $5.980
Accumulation Unit Value, End of Period                                       $8.317      $6.287       $4.686     $5.980     $6.282
Number of Units Outstanding, End of Period                                  403,019     510,155      511,129    524,081    534,172
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $14.447      $7.337       $4.779     $3.250     $4.203
Accumulation Unit Value, End of Period                                       $7.337      $4.779       $3.250     $4.203     $4.482
Number of Units Outstanding, End of Period                                  222,089     246,997      246,181    451,472    413,635
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $10.829
Number of Units Outstanding, End of Period                                        -           -            -          -     60,758
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $14.447      $7.994       $6.886     $4.732     $5.832
Accumulation Unit Value, End of Period                                       $7.994      $6.886       $4.732     $5.832     $6.078
Number of Units Outstanding, End of Period                                  867,766   1,317,408    1,091,493    879,147    686,372
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $14.447      $8.138       $6.121     $4.326     $5.742
Accumulation Unit Value, End of Period                                       $8.138      $6.121       $4.326     $5.742     $6.480
Number of Units Outstanding, End of Period                                  253,019     457,425      353,529    743,523    923,315
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $14.447     $10.755      $10.612     $8.128    $10.586
Accumulation Unit Value, End of Period                                      $10.755     $10.612       $8.128    $10.586    $11.601
Number of Units Outstanding, End of Period                                  756,656   3,317,724    2,563,335  2,741,141  2,504,349
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $14.447      $7.854       $6.392     $4.355     $5.294
Accumulation Unit Value, End of Period                                       $7.854      $6.392       $4.355     $5.294     $5.652
Number of Units Outstanding, End of Period                                1,370,194   1,117,648      953,511  1,039,818    867,095





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS
(CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $10.703
Number of Units Outstanding, End of Period                                        -           -            -          -     16,340
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $11.249
Number of Units Outstanding, End of Period                                        -           -            -          -    136,380
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                      -           -            -          -          -
Accumulation Unit Value, End of Period                                            -           -            -          -          -
Number of Units Outstanding, End of Period                                        -           -            -          -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $10.960
Number of Units Outstanding, End of Period                                        -           -            -          -    128,383
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                      -           -            -          -    $10.000
Accumulation Unit Value, End of Period                                            -           -            -          -    $11.528
Number of Units Outstanding, End of Period                                        -           -            -          -     97,324
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000     $10.791       $9.952     $7.944     $9.970
Accumulation Unit Value, End of Period                                      $10.791      $9.952       $7.944     $9.970    $10.915
Number of Units Outstanding, End of Period                                  220,718     458,634      597,267    552,457    457,153
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000      $9.076       $7.098     $5.758     $7.292
Accumulation Unit Value, End of Period                                       $9.076      $7.098       $5.758     $7.292     $8.349
Number of Units Outstanding, End of Period                                  562,467     605,965      777,124    775,816    811,538
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                      -           -      $10.000     $7.301    $10.766
Accumulation Unit Value, End of Period                                            -           -       $7.301    $10.766    $13.389
Number of Units Outstanding, End of Period                                        -           -      232,446    298,655    218,058
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000      $8.118       $6.206     $4.492     $5.529
Accumulation Unit Value, End of Period                                       $8.118      $6.206       $4.492     $5.529     $5.722
Number of Units Outstanding, End of Period                                  786,759     864,153      888,918    894,868    771,536



*Contracts with the with the Enhanced Death Benefit, The Performance Income
Benefit, or The Performance Death Benefit Option were first offered under the Contracts on October 30, 1995. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE BENEFIT
COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION






For the Period Beginning January 1* and Ending December 31                       1998         1999       2000       2001       2002
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.454    $13.980     $9.842
Accumulation Unit Value, End of Period                                              -      $14.454    $13.980     $9.842     $7.497
Number of Units Outstanding, End of Period                                          -      458,487  1,751,421  1,396,166  1,100,322
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $32.096      $36.031    $34.614    $35.877    $33.471
Accumulation Unit Value, End of Period                                        $36.031      $34.614    $35.877    $33.471    $27.009
Number of Units Outstanding, End of Period                                    528,141    1,434,477  1,488,899  1,469,841  1,236,385
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                  $38.177      $49.060    $76.581    $55.067    $47.549
Accumulation Unit Value, End of Period                                        $49.060      $76.581    $55.067    $47.549    $36.870
Number of Units Outstanding, End of Period                                    221,631      950,293  1,396,798  1,180,919    963,009
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                  $27.627      $33.452    $42.510    $39.785    $32.201
Accumulation Unit Value, End of Period                                        $33.452      $42.510    $39.785    $32.201    $24.923
Number of Units Outstanding, End of Period                                    175,357      392,050    635,143    508,808    439,161
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                  $10.000       $9.714    $12.130     $9.864     $7.443
Accumulation Unit Value, End of Period                                         $9.714      $12.130     $9.864     $7.443     $5.801
Number of Units Outstanding, End of Period                                    178,762      489,657    810,537    635,032    477,241
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $15.193      $16.794    $18.951    $18.188    $16.781
Accumulation Unit Value, End of Period                                        $16.794      $18.951    $18.188    $16.781    $14.449
Number of Units Outstanding, End of Period                                    156,429      488,336    611,375    578,485    527,173
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                  $26.463      $24.176    $23.477    $15.662    $10.211
Accumulation Unit Value, End of Period                                        $24.176      $23.477    $15.662    $10.211     $9.333
Number of Units Outstanding, End of Period                                    137,884      290,136    271,440    263,472    232,640
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                  $12.036      $12.248    $12.906    $12.725    $12.812
Accumulation Unit Value, End of Period                                        $12.240      $12.906    $12.725    $12.812    $11.646
Number of Units Outstanding, End of Period                                    164,457      270,771    228,558    316,173    279,620
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                        -            -    $10.000     $9.289     $5.222
Accumulation Unit Value, End of Period                                              -            -     $9.289     $5.222     $2.925
Number of Units Outstanding, End of Period                                          -            -     36,971    122,546     70,068
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $10.049    $10.470    $10.996
Accumulation Unit Value, End of Period                                              -      $10.049    $10.470    $10.996    $11.262
Number of Units Outstanding, End of Period                                          -       34,947     68,599    186,207    615,331
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                  $12.355      $12.766    $13.166    $13.743    $14.053
Accumulation Unit Value, End of Period                                        $12.760   6  $13.166    $13.743    $14.053    $14.016
Number of Units Outstanding, End of Period                                    673,034    1,263,421  1,085,418  1,927,404  1,869,783




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                  $17.841      $18.906    $17.804    $19.468    $20.992
Accumulation Unit Value, End of Period                                        $18.906      $17.804    $19.468    $20.992    $21.801
Number of Units Outstanding, End of Period                                    169,761      328,139    388,445    744,296    815,016
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                  $10.000      $11.110    $13.146    $11.727    $10.128
Accumulation Unit Value, End of Period                                        $11.110      $13.146    $11.727    $10.128     $7.727
Number of Units Outstanding, End of Period                                    283,511    1,877,442  2,621,084  2,479,435  2,143,724
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                  $21.497      $26.371    $30.459    $30.474    $26.937
Accumulation Unit Value, End of Period                                        $26.371      $30.459    $30.474    $26.937    $23.891
Number of Units Outstanding, End of Period                                    472,816    1,004,838  1,334,894  1,250,916  1,089,895
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                  $23.622      $28.985    $32.155    $32.612    $23.831
Accumulation Unit Value, End of Period                                        $28.985      $32.155    $32.612    $23.831    $18.091
Number of Units Outstanding, End of Period                                    159,860      340,744    558,866    503,281    375,148
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000       $7.089    $13.584     $8.169     $7.518
Accumulation Unit Value, End of Period                                         $7.089      $13.584     $8.169     $7.518     $6.740
Number of Units Outstanding, End of Period                                     19,500      210,592    449,505    318,648    299,268
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000      $10.370    $13.842    $12.024    $10.045
Accumulation Unit Value, End of Period                                        $10.370      $13.842    $12.024    $10.045     $7.132
Number of Units Outstanding, End of Period                                    154,201      495,861    915,909    789,440    671,758
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                  $10.000       $9.771    $12.040    $10.378     $8.243
Accumulation Unit Value, End of Period                                         $9.771      $12.040    $10.378     $8.243     $6.749
Number of Units Outstanding, End of Period                                     31,933      172,588    359,209    352,646    307,511
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                        -            -          -          -    $10.000
Accumulation Unit Value, End of Period                                              -            -          -          -     $7.314
Number of Units Outstanding, End of Period                                          -            -          -          -     23,737
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                        -            -    $10.000    $10.226     $9.747
Accumulation Unit Value, End of Period                                              -            -    $10.226     $9.747     $6.905
Number of Units Outstanding, End of Period                                          -            -     67,804    439,613    525,390
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                  $10.000       $9.048     $8.774    $11.165    $12.069
Accumulation Unit Value, End of Period                                         $9.048       $8.774    $11.165    $12.069    $11.704
Number of Units Outstanding, End of Period                                     37,193       93,827    165,007    258,530    241,081
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                        -            -          -          -    $10.000
Accumulation Unit Value, End of Period                                              -            -          -                $8.053
Number of Units Outstanding, End of Period                                          -            -          -          -    167,424
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000      $12.590    $24.088    $21.302    $14.362
Accumulation Unit Value, End of Period                                        $12.590      $24.088    $21.302    $14.362     $9.543
Number of Units Outstanding, End of Period                                     82,427      818,855  2,158,492  1,771,972  1,377,228
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447     $8.311     $6.275
Accumulation Unit Value, End of Period                                              -      $14.447     $8.311     $6.275     $4.672
Number of Units Outstanding, End of Period                                          -            -    252,723    284,246    271,424
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447     $7.331     $4.770
Accumulation Unit Value, End of Period                                              -      $14.447     $7.331     $4.770     $3.241
Number of Units Outstanding, End of Period                                          -            -    112,625    178,606    181,910
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447     $7.988     $6.874
Accumulation Unit Value, End of Period                                              -      $14.447     $7.988     $6.874     $4.718
Number of Units Outstanding, End of Period                                          -            -    510,446    651,404    532,387
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447     $8.132     $6.110
Accumulation Unit Value, End of Period                                              -      $14.447     $8.132     $6.110     $4.314
Number of Units Outstanding, End of Period                                          -            -    145,135    131,345    168,550
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $14.447    $10.747    $10.592
Accumulation Unit Value, End of Period                                              -      $14.447    $10.747    $10.592     $8.104
Number of Units Outstanding, End of Period                                          -            -    282,835    876,470    874,921
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                        -       $10.00     $14.45      $7.85      $6.38
Accumulation Unit Value, End of Period                                              -       $14.45      $7.85      $6.38      $4.34
Number of Units Outstanding, End of Period                                          -            -    505,325    463,774    386,342





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                        -            -          -          -          -
Accumulation Unit Value, End of Period                                              -            -          -          -          -
Number of Units Outstanding, End of Period                                          -            -          -          -          -
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                        -      $10.000    $10.783     $9.934     $9.034
Accumulation Unit Value, End of Period                                              -      $10.783     $9.934     $9.034     $7.920
Number of Units Outstanding, End of Period                                          -            -     86,919    148,690    180,981
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                        -            -    $10.000     $9.069     $7.085
Accumulation Unit Value, End of Period                                              -            -     $9.069     $7.085     $5.741
Number of Units Outstanding, End of Period                                          -            -    430,045    555,094    563,131
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                        -            -          -          -    $10.000
Accumulation Unit Value, End of Period                                              -            -          -          -     $7.296
Number of Units Outstanding, End of Period                                          -            -          -          -     88,462
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                        -            -    $10.000     $8.112     $6.195
Accumulation Unit Value, End of Period                                              -            -     $8.112     $6.195     $4.479
Number of Units Outstanding, End of Period                                          -            -    361,221    386,861    361,566



For the Period Beginning January 1* and Ending December 31                                                2003          2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                            $7.497        $9.302
Accumulation Unit Value, End of Period                                                                  $9.302       $10.319
Number of Units Outstanding, End of Period                                                             936,114       786,828
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                           $27.009       $33.997
Accumulation Unit Value, End of Period                                                                 $33.997       $36.292
Number of Units Outstanding, End of Period                                                           1,146,502     1,026,499
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                           $36.870       $44.564
Accumulation Unit Value, End of Period                                                                 $44.564       $48.750
Number of Units Outstanding, End of Period                                                             862,396       708,400
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                                           $24.923       $31.651
Accumulation Unit Value, End of Period                                                                 $31.651       $35.120
Number of Units Outstanding, End of Period                                                             389,513       334,106
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                            $5.801        $7.486
Accumulation Unit Value, End of Period                                                                  $7.486        $8.292
Number of Units Outstanding, End of Period                                                             416,584       324,955
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                           $14.449       $18.782
Accumulation Unit Value, End of Period                                                                 $18.782       $21.246
Number of Units Outstanding, End of Period                                                             499,186       511,112
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                            $9.333       $11.733
Accumulation Unit Value, End of Period                                                                 $11.733       $12.685
Number of Units Outstanding, End of Period                                                             238,029       217,455
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                           $11.646       $13.851
Accumulation Unit Value, End of Period                                                                 $13.851       $15.127
Number of Units Outstanding, End of Period                                                             294,943       252,681
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                            $2.925        $4.637
Accumulation Unit Value, End of Period                                                                  $4.637        $4.725
Number of Units Outstanding, End of Period                                                             204,186       157,244
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                           $11.262       $11.331
Accumulation Unit Value, End of Period                                                                 $11.331       $11.311
Number of Units Outstanding, End of Period                                                             677,384       549,730
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                           $14.016       $13.887
Accumulation Unit Value, End of Period                                                                 $13.887       $13.787
Number of Units Outstanding, End of Period                                                           1,023,409       713,532




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                                           $21.801       $23.269
Accumulation Unit Value, End of Period                                                                 $23.269       $24.099
Number of Units Outstanding, End of Period                                                             706,544       598,113
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                            $7.727        $9.724
Accumulation Unit Value, End of Period                                                                  $9.724       $10.584
Number of Units Outstanding, End of Period                                                           1,923,322     1,699,726
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                           $23.891       $29.685
Accumulation Unit Value, End of Period                                                                 $29.685       $32.248
Number of Units Outstanding, End of Period                                                             988,019       831,106
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                           $18.091       $20.894
Accumulation Unit Value, End of Period                                                                 $20.894       $24.813
Number of Units Outstanding, End of Period                                                             325,600       298,991
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                            $6.740        $9.930
Accumulation Unit Value, End of Period                                                                  $9.930       $10.859
Number of Units Outstanding, End of Period                                                             287,030       195,077
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                            $7.132        $8.769
Accumulation Unit Value, End of Period                                                                  $8.769        $9.302
Number of Units Outstanding, End of Period                                                             622,830       541,735
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                            $6.749        $8.464
Accumulation Unit Value, End of Period                                                                  $8.464        $9.779
Number of Units Outstanding, End of Period                                                             294,087       323,407
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                            $7.314       $10.205
Accumulation Unit Value, End of Period                                                                 $10.205       $12.214
Number of Units Outstanding, End of Period                                                             143,566       163,930
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                            $6.905        $9.617
Accumulation Unit Value, End of Period                                                                  $9.617       $10.847
Number of Units Outstanding, End of Period                                                             576,286       667,647
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                           $11.704       $15.950
Accumulation Unit Value, End of Period                                                                 $15.950       $21.413
Number of Units Outstanding, End of Period                                                             241,022       228,234
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $11.130
Number of Units Outstanding, End of Period                                                                   -        20,987
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                            $8.053       $10.383
Accumulation Unit Value, End of Period                                                                 $10.383       $12.034
Number of Units Outstanding, End of Period                                                             432,096       867,838
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                            $9.543       $11.961
Accumulation Unit Value, End of Period                                                                 $11.961       $12.601
Number of Units Outstanding, End of Period                                                           1,216,620       992,268
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                            $4.672        $5.955
Accumulation Unit Value, End of Period                                                                  $5.955         6.250
Number of Units Outstanding, End of Period                                                             271,052       236,279
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                            $3.241        $4.186
Accumulation Unit Value, End of Period                                                                  $4.186        $4.459
Number of Units Outstanding, End of Period                                                             303,529       302,250
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $10.821
Number of Units Outstanding, End of Period                                                                   -        47,583
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                            $4.718        $5.808
Accumulation Unit Value, End of Period                                                                  $5.808        $6.047
Number of Units Outstanding, End of Period                                                             425,090       289,808
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                            $4.314        $5.719
Accumulation Unit Value, End of Period                                                                  $5.719        $6.447
Number of Units Outstanding, End of Period                                                             198,533       291,146
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                            $8.104       $10.543
Accumulation Unit Value, End of Period                                                                 $10.543       $11.541
Number of Units Outstanding, End of Period                                                             953,732       954,974
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                                             $4.34        $5.273
Accumulation Unit Value, End of Period                                                                  $5.273        $5.623
Number of Units Outstanding, End of Period                                                             290,112       229,089





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $10.695
Number of Units Outstanding, End of Period                                                                   -        11,017
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $11.240
Number of Units Outstanding, End of Period                                                                   -       134,298
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 -             -
Accumulation Unit Value, End of Period                                                                       -             -
Number of Units Outstanding, End of Period                                                                   -             -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $10.952
Number of Units Outstanding, End of Period                                                                   -        56,369
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                                 -       $10.000
Accumulation Unit Value, End of Period                                                                       -       $11.519
Number of Units Outstanding, End of Period                                                                   -        48,500
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                            $7.920        $9.930
Accumulation Unit Value, End of Period                                                                  $9.930       $10.859
Number of Units Outstanding, End of Period                                                             211,577       195,077
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                            $5.741        $7.263
Accumulation Unit Value, End of Period                                                                  $7.263        $8.306
Number of Units Outstanding, End of Period                                                             532,300       482,357
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                            $7.296       $10.746
Accumulation Unit Value, End of Period                                                                 $10.746       $13.349
Number of Units Outstanding, End of Period                                                              92,387        62,877
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                            $4.479        $5.507
Accumulation Unit Value, End of Period                                                                  $5.507        $5.693
Number of Units Outstanding, End of Period                                                             334,698       293,046




*Contracts with the Performance Benefit Combination Option was first offered under the Contracts on December 7, 1998 and the Death Benefit Combination Option was first offered under the Contracts on May 3, 1999. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.









ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT   SINCE  THE  CONTRACTS  WERE  FIRST OFFERED  WITH  INCOME
BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.210   $6.480   $4.933   $6.117
Accumulation Unit Value, End of Period                                            $9.210   $6.480   $4.933   $6.117   $6.782
Number of Units Outstanding, End of Period                                             0    1,833      650    7,209    6,437
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.423   $9.718   $7.837   $9.859
Accumulation Unit Value, End of Period                                           $10.423   $9.718   $7.837   $9.859  $10.518
Number of Units Outstanding, End of Period                                             0   24,417   25,783   27,423   23,818
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.271   $6.669   $5.168   $6.242
Accumulation Unit Value, End of Period                                            $9.271   $6.669   $5.168   $6.242   $6.825
Number of Units Outstanding, End of Period                                             0   23,789   34,036   47,044   39,820
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.330   $8.356   $6.464   $8.204
Accumulation Unit Value, End of Period                                           $10.330   $8.356   $6.464   $8.204   $9.097
Number of Units Outstanding, End of Period                                             0   11,431   16,926   13,718   13,149
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.051   $6.826   $5.316   $6.857
Accumulation Unit Value, End of Period                                            $9.051   $6.826   $5.316   $6.857   $7.590
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.283   $9.482   $8.159  $10.600
Accumulation Unit Value, End of Period                                           $10.283   $9.482   $8.159  $10.600  $11.983
Number of Units Outstanding, End of Period                                             0    1,963    3,173    4,465    3,981
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.358   $5.446   $4.975   $6.251
Accumulation Unit Value, End of Period                                            $8.358   $5.446   $4.975   $6.251   $6.753
Number of Units Outstanding, End of Period                                             0   12,725   13,026   13,666   13,010
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.024  $10.253   $9.163  $10.891
Accumulation Unit Value, End of Period                                           $10.024  $10.253   $9.163  $10.891  $11.887
Number of Units Outstanding, End of Period                                             0        0      175      376      375
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.288   $5.258   $2.921   $4.628
Accumulation Unit Value, End of Period                                            $9.288   $5.258   $2.921   $4.628   $4.714
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.090  $10.591  $10.840  $10.900
Accumulation Unit Value, End of Period                                           $10.090  $10.591  $10.840  $10.900  $10.874
Number of Units Outstanding, End of Period                                             0    1,106    2,815    2,843    2,901
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.069  $10.290  $10.257  $10.156
Accumulation Unit Value, End of Period                                           $10.069  $10.290  $10.257  $10.156  $10.077
Number of Units Outstanding, End of Period                                             0    8,224   17,127    7,756    7,785




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401  $11.209  $11.633  $12.409
Accumulation Unit Value, End of Period                                           $10.401  $11.209  $11.633  $12.409  $12.844
Number of Units Outstanding, End of Period                                             0    2,626    4,355    6,819    5,892
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.212   $7.951   $6.063   $7.625
Accumulation Unit Value, End of Period                                            $9.212   $7.951   $6.063   $7.625   $8.294
Number of Units Outstanding, End of Period                                             0    3,772    3,969    4,645    7,558
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.576   $8.459   $7.498   $9.311
Accumulation Unit Value, End of Period                                            $9.576   $8.459   $7.498   $9.311  $10.109
Number of Units Outstanding, End of Period                                             0   31,531   33,650   33,598   32,956
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.022   $7.319   $5.553   $6.410
Accumulation Unit Value, End of Period                                           $10.022   $7.319   $5.553   $6.410   $7.608
Number of Units Outstanding, End of Period                                             0   11,476    8,429    8,593    8,357
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.387   $7.315   $6.913  $10.178
Accumulation Unit Value, End of Period                                            $8.387   $7.315   $6.913  $10.178  $12.326
Number of Units Outstanding, End of Period                                             0        0      292    1,366      641
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.585   $7.168   $5.086   $6.250
Accumulation Unit Value, End of Period                                            $8.585   $7.168   $5.086   $6.250   $6.625
Number of Units Outstanding, End of Period                                             0      596      955    1,405      645
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $8.405   $6.390   $8.009
Accumulation Unit Value, End of Period                                            $9.838   $8.405   $6.390   $8.009   $9.247
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.311  $10.195
Accumulation Unit Value, End of Period                                                 -        -   $7.311  $10.195  $12.194
Number of Units Outstanding, End of Period                                             -        -        0    3,751    3,731
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.834   $9.368   $6.632   $9.231
Accumulation Unit Value, End of Period                                            $9.834   $9.368   $6.632   $9.231  $10.405
Number of Units Outstanding, End of Period                                             0      334    4,187   10,642    9,776
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.749  $11.987  $11.255  $15.329
Accumulation Unit Value, End of Period                                           $10.749  $11.987  $11.255  $15.329  $20.567
Number of Units Outstanding, End of Period                                             0        0       71      108      197
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.125
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.050  $10.373
Accumulation Unit Value, End of Period                                                 -        -   $8.050  $10.373  $12.015
Number of Units Outstanding, End of Period                                             -        -      130    2,942    8,123
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.112   $5.466   $3.630   $4.547
Accumulation Unit Value, End of Period                                            $8.112   $5.466   $3.630   $4.547   $4.787
Number of Units Outstanding, End of Period                                             0      946    3,710    4,155    3,682
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.237   $6.215   $4.625   $5.892
Accumulation Unit Value, End of Period                                            $8.237   $6.215   $4.625   $5.892   $6.179
Number of Units Outstanding, End of Period                                             0      184      220    6,481    6,448
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.319   $5.793   $3.673   $4.741
Accumulation Unit Value, End of Period                                            $8.319   $5.793   $3.673   $4.741   $5.048
Number of Units Outstanding, End of Period                                             0        0        0    5,102    4,986
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.816
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.407   $8.315   $5.550   $6.828
Accumulation Unit Value, End of Period                                            $9.407   $8.315   $5.550   $6.828   $7.104
Number of Units Outstanding, End of Period                                             0        0        0    3,561    3,542
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.859   $6.810   $4.694   $6.220
Accumulation Unit Value, End of Period                                            $8.859   $6.815   $4.694   $6.220   $7.007
Number of Units Outstanding, End of Period                                             0        0        0      294      293
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.941   $9.793   $7.488   $9.736
Accumulation Unit Value, End of Period                                            $9.941   $9.793   $7.488   $9.736  $10.651
Number of Units Outstanding, End of Period                                             0    4,956    8,612    7,484    7,442
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.835   $7.178   $4.883   $5.926
Accumulation Unit Value, End of Period                                            $8.835   $7.178   $4.883   $5.926   $6.315
Number of Units Outstanding, End of Period                                             0      428      427      159      158





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.691
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.236
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.947
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.515
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.074   $9.275   $7.391   $9.260
Accumulation Unit Value, End of Period                                           $10.074   $9.275   $7.391   $9.260  $10.121
Number of Units Outstanding, End of Period                                             0        0      163        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.942   $7.763   $6.287   $7.948
Accumulation Unit Value, End of Period                                            $9.942   $7.763   $6.287   $7.948   $9.084
Number of Units Outstanding, End of Period                                             0      597    3,292    2,930    2,871
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.293  $10.735
Accumulation Unit Value, End of Period                                                 -        -   $7.293  $10.735  $13.328
Number of Units Outstanding, End of Period                                             -        -       95       94       94
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $7.661   $6.714   $4.852   $5.962
Accumulation Unit Value, End of Period                                            $7.661   $6.714   $4.852   $5.962   $6.159
Number of Units Outstanding, End of Period                                             0      509      627      588      593






*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT  SINCE THE  CONTRACTS  WERE FIRST
OFFERED WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.210   $6.465   $4.912   $6.079
Accumulation Unit Value, End of Period                                            $9.210   $6.465   $4.912   $6.079   $6.726
Number of Units Outstanding, End of Period                                         2,135   21,622   30,043   32,007   28,468
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.420   $9.696   $7.803   $9.797
Accumulation Unit Value, End of Period                                           $10.420   $9.696   $7.803   $9.797  $10.431
Number of Units Outstanding, End of Period                                        17,411  162,997  228,110  293,361  227,838
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.270   $6.653   $5.146   $6.203
Accumulation Unit Value, End of Period                                            $9.270   $6.653   $5.146   $6.203   $6.768
Number of Units Outstanding, End of Period                                        44,843  275,064  364,305  420,656  310,095
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.333   $8.337   $6.436   $8.152
Accumulation Unit Value, End of Period                                           $10.333   $8.337   $6.436   $8.152   $9.022
Number of Units Outstanding, End of Period                                         8,533   69,755   93,851  113,318   85,785
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.050   $6.810   $5.293   $6.813
Accumulation Unit Value, End of Period                                            $9.050   $6.810   $5.293   $6.813   $7.527
Number of Units Outstanding, End of Period                                             0    7,009   10,650   19,978   19,644
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.280   $9.460   $8.124  $10.533
Accumulation Unit Value, End of Period                                           $10.280   $9.460   $8.124  $10.533  $11.884
Number of Units Outstanding, End of Period                                         5,147   37,562   64,609   93,369  102,733
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.360   $5.434   $4.954   $6.211
Accumulation Unit Value, End of Period                                            $8.360   $5.434   $4.954   $6.211   $6.698
Number of Units Outstanding, End of Period                                         3,234   18,175   14,611   29,408   23,913
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.063   $9.247   $9.123  $10.823
Accumulation Unit Value, End of Period                                           $10.063   $9.247   $9.123  $10.823  $11.789
Number of Units Outstanding, End of Period                                             0    6,190    8,977   18,815   14,185
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $5.206   $4.120   $2.908   $4.599
Accumulation Unit Value, End of Period                                            $5.206   $4.120   $2.908   $4.599   $4.675
Number of Units Outstanding, End of Period                                             0    3,938    3,771    4,815    7,230
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.088  $10.566  $10.793  $10.832
Accumulation Unit Value, End of Period                                           $10.088  $10.566  $10.793  $10.832  $10.784
Number of Units Outstanding, End of Period                                             0      565   36,300   63,057   42,187
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.070  $10.266  $10.213  $10.092
Accumulation Unit Value, End of Period                                           $10.070  $10.266  $10.213  $10.092   $9.993
Number of Units Outstanding, End of Period                                         4,189   34,948  144,203   53,703   39,662




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.400  $11.183  $11.583  $12.331
Accumulation Unit Value, End of Period                                           $10.400  $11.183  $11.583  $12.331  $12.738
Number of Units Outstanding, End of Period                                         6,003   39,929   65,507   85,873   78,891
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.210   $7.933   $6.037   $7.577
Accumulation Unit Value, End of Period                                            $9.210   $7.933   $6.037   $7.577   $8.226
Number of Units Outstanding, End of Period                                        19,728   62,351   94,444  144,901  122,419
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.573   $8.440   $7.466   $9.252
Accumulation Unit Value, End of Period                                            $9.573   $8.440   $7.466   $9.252  $10.025
Number of Units Outstanding, End of Period                                           314   64,590  279,760  298,815  182,549
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.021   $7.303   $5.529   $6.370
Accumulation Unit Value, End of Period                                           $10.021   $7.303   $5.529   $6.370   $7.545
Number of Units Outstanding, End of Period                                         1,268   57,623   67,816   66,227   49,683
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.387   $7.697   $6.884  $10.114
Accumulation Unit Value, End of Period                                            $8.387   $7.697   $6.884  $10.114  $12.224
Number of Units Outstanding, End of Period                                             0      391    3,280    3,756    7,978
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.584   $7.151   $5.064   $6.210
Accumulation Unit Value, End of Period                                            $8.584   $7.151   $5.064   $6.210   $6.571
Number of Units Outstanding, End of Period                                           721   16,825   24,796   38,524   37,045
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.836   $7.791   $6.362   $7.958
Accumulation Unit Value, End of Period                                            $9.836   $7.791   $6.362   $7.958   $9.171
Number of Units Outstanding, End of Period                                             0      516    1,624    2,830    5,834
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.301  $10.161
Accumulation Unit Value, End of Period                                                 -        -   $7.301  $10.161  $12.129
Number of Units Outstanding, End of Period                                             -        -   13,040   22,868   18,936
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.832   $9.346   $6.604   $9.173
Accumulation Unit Value, End of Period                                            $9.832   $9.346   $6.604   $9.173  $10.319
Number of Units Outstanding, End of Period                                             0   16,142   30,234   47,180   50,117
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.747  $11.586  $11.207  $15.233
Accumulation Unit Value, End of Period                                           $10.747  $11.586  $11.207  $15.233  $20.397
Number of Units Outstanding, End of Period                                             0    2,387   13,890   20,305   15,512
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.110
Number of Units Outstanding, End of Period                                             -        -        -        -      411
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.039  $10.338
Accumulation Unit Value, End of Period                                                 -        -   $8.039  $10.338  $11.951
Number of Units Outstanding, End of Period                                             -        -   17,868   55,677   71,853
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.110   $5.453   $3.614   $4.518
Accumulation Unit Value, End of Period                                            $8.110   $5.453   $3.614   $4.518   $4.747
Number of Units Outstanding, End of Period                                         6,591   72,989   78,885   93,400   63,359
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.233   $6.201   $4.605   $5.855
Accumulation Unit Value, End of Period                                            $8.233   $6.201   $4.605   $5.855   $6.128
Number of Units Outstanding, End of Period                                             0    6,247   12,799   19,664   25,056
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.317   $5.397   $3.657   $4.712
Accumulation Unit Value, End of Period                                            $8.317   $5.397   $3.657   $4.712   $5.006
Number of Units Outstanding, End of Period                                             0       61      114    5,417    5,318
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.802
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.406   $8.072   $5.526   $6.785
Accumulation Unit Value, End of Period                                            $9.406   $8.072   $5.526   $6.785   $7.046
Number of Units Outstanding, End of Period                                             0    2,372    6,588    8,143    7,881
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.858   $6.637   $4.674   $6.181
Accumulation Unit Value, End of Period                                            $8.858   $6.637   $4.674   $6.181   $6.949
Number of Units Outstanding, End of Period                                             0    6,281    1,597    5,809   16,717
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.940   $9.770   $7.456   $9.675
Accumulation Unit Value, End of Period                                            $9.940   $9.770   $7.456   $9.675  $10.563
Number of Units Outstanding, End of Period                                             0   33,844   55,529   68,144   50,289
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.830   $7.162   $4.862   $5.888
Accumulation Unit Value, End of Period                                            $8.830   $7.162   $4.862   $5.888   $6.263
Number of Units Outstanding, End of Period                                           661    3,489    9,508    9,233    9,211





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.677
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.220
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.932
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.499
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $9.253   $7.359   $9.202
Accumulation Unit Value, End of Period                                           $10.072   $9.253   $7.359   $9.202  $10.037
Number of Units Outstanding, End of Period                                             0    1,873    8,929   11,895    9,242
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.940   $7.745   $6.260   $7.898
Accumulation Unit Value, End of Period                                            $9.940   $7.745   $6.260   $7.898   $9.009
Number of Units Outstanding, End of Period                                             0    6,602   17,401   16,442   16,766
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.283  $10.700
Accumulation Unit Value, End of Period                                                 -        -   $7.283  $10.700  $13.257
Number of Units Outstanding, End of Period                                             -        -    2,826    2,713    1,717
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $7.659   $6.699   $4.831   $5.924
Accumulation Unit Value, End of Period                                            $7.659   $6.699   $4.831   $5.924   $6.108
Number of Units Outstanding, End of Period                                             0    3,663    6,287    6,437    4,767




*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION

For the Period Beginning June 1* and Ending December 31                                            2002       2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.823   $10.927
Accumulation Unit Value, End of Period                                                           $8.823    $10.927   $12.099
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.532   $10.719
Accumulation Unit Value, End of Period                                                           $8.532    $10.719   $11.421
Number of Units Outstanding, End of Period                                                            0        541       520
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.737   $10.540
Accumulation Unit Value, End of Period                                                           $8.737    $10.540   $11.508
Number of Units Outstanding, End of Period                                                            0      1,488     1,430
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.304   $10.526
Accumulation Unit Value, End of Period                                                           $8.304    $10.526   $11.657
Number of Units Outstanding, End of Period                                                            0        549       548
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.584   $11.057
Accumulation Unit Value, End of Period                                                           $8.584    $11.057   $12.224
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.611   $11.172
Accumulation Unit Value, End of Period                                                           $8.611    $11.172   $12.614
Number of Units Outstanding, End of Period                                                            0      1,219     1,178
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.625   $12.077
Accumulation Unit Value, End of Period                                                           $9.625    $12.077   $13.032
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.379   $11.134
Accumulation Unit Value, End of Period                                                           $9.379    $11.134   $12.137
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.060   $14.336
Accumulation Unit Value, End of Period                                                           $9.060    $14.336   $14.582
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.142   $10.185
Accumulation Unit Value, End of Period                                                          $10.142    $10.185   $10.148
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.972    $9.861
Accumulation Unit Value, End of Period                                                           $9.972     $9.861    $9.771
Number of Units Outstanding, End of Period                                                            0          0         0




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                                    $10.000    $10.415   $11.095
Accumulation Unit Value, End of Period                                                          $10.415    $11.095   $11.470
Number of Units Outstanding, End of Period                                                            0        403       424
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.065   $11.386
Accumulation Unit Value, End of Period                                                           $9.065    $11.386   $12.370
Number of Units Outstanding, End of Period                                                            0          0         0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.435   $11.701
Accumulation Unit Value, End of Period                                                           $9.435    $11.701    12.687
Number of Units Outstanding, End of Period                                                            0      1,991     1,947
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.337   $10.763
Accumulation Unit Value, End of Period                                                           $9.337    $10.763   $12.758
Number of Units Outstanding, End of Period                                                            0        627       602
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.882   $13.059
Accumulation Unit Value, End of Period                                                           $8.882    $13.059   $15.794
Number of Units Outstanding, End of Period                                                            0        122       116
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.919   $10.946
Accumulation Unit Value, End of Period                                                           $8.919    $10.946   $11.589
Number of Units Outstanding, End of Period                                                            0        473       473
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.432   $10.554
Accumulation Unit Value, End of Period                                                           $8.432    $10.554   $12.171
Number of Units Outstanding, End of Period                                                            0          0         0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.683   $12.092
Accumulation Unit Value, End of Period                                                           $8.683    $12.092   $14.445
Number of Units Outstanding, End of Period                                                            0          0         0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.855   $12.310
Accumulation Unit Value, End of Period                                                           $8.855    $12.310   $13.857
Number of Units Outstanding, End of Period                                                            0        251       256
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.930   $12.147
Accumulation Unit Value, End of Period                                                           $8.930    $12.147   $16.276
Number of Units Outstanding, End of Period                                                            0        125       109
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $11.116
Number of Units Outstanding, End of Period                                                            -          -         0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.119   $11.735
Accumulation Unit Value, End of Period                                                           $9.119    $11.735   $13.575
Number of Units Outstanding, End of Period                                                            0        402       386
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.379   $10.482
Accumulation Unit Value, End of Period                                                           $8.379    $10.482   $11.022
Number of Units Outstanding, End of Period                                                            0        238       238
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.021   $11.479
Accumulation Unit Value, End of Period                                                           $9.021    $11.479   $12.023
Number of Units Outstanding, End of Period                                                            0          0         0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.910   $11.487
Accumulation Unit Value, End of Period                                                           $8.910    $11.487   $12.213
Number of Units Outstanding, End of Period                                                            0          0         0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $10.807
Number of Units Outstanding, End of Period                                                            -          -         0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.972   $11.024
Accumulation Unit Value, End of Period                                                           $8.972    $11.024   $11.454
Number of Units Outstanding, End of Period                                                            0      1,048     1,023
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.003   $11.913
Accumulation Unit Value, End of Period                                                           $9.003    $11.913   $13.404
Number of Units Outstanding, End of Period                                                            0          0         0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $10.000     $9.059   $11.764
Accumulation Unit Value, End of Period                                                           $9.059    $11.764   $12.853
Number of Units Outstanding, End of Period                                                            0        713       686
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.939   $10.833
Accumulation Unit Value, End of Period                                                           $8.939    $10.833   $11.530
Number of Units Outstanding, End of Period                                                            0          0         0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $10.682
Number of Units Outstanding, End of Period                                                            -          -         0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $11.226
Number of Units Outstanding, End of Period                                                            -          -         0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                                          -          -         -
Accumulation Unit Value, End of Period                                                                -          -         -
Number of Units Outstanding, End of Period                                                            -          -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $10.938
Number of Units Outstanding, End of Period                                                            -          -         0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                                          -          -   $10.000
Accumulation Unit Value, End of Period                                                                -          -   $11.504
Number of Units Outstanding, End of Period                                                            -          -         0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.994   $11.255
Accumulation Unit Value, End of Period                                                           $8.994    $11.255   $12.285
Number of Units Outstanding, End of Period                                                            0      1,212     1,195
PUTNAM VT INTERNATIONAL  EQUITY
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.497   $10.729
Accumulation Unit Value, End of Period                                                           $8.497    $10.729   $12.247
Number of Units Outstanding, End of Period                                                            0          0         0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.034   $11.811
Accumulation Unit Value, End of Period                                                           $8.034    $11.811   $14.645
Number of Units Outstanding, End of Period                                                            0          0         0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                    $10.000     $8.981   $11.021
Accumulation Unit Value, End of Period                                                           $8.981    $11.021   $11.371
Number of Units Outstanding, End of Period                                                            0          0         0




..


*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION

For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.135   $5.437   $6.748
Accumulation Unit Value, End of Period                                           $10.130   $7.135   $5.437   $6.748   $7.489
Number of Units Outstanding, End of Period                                             0   12,656   12,653   12,649    5,903
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.496   $9.796   $7.908   $9.958
Accumulation Unit Value, End of Period                                           $10.496   $9.796   $7.908   $9.958  $10.634
Number of Units Outstanding, End of Period                                             0   55,801   65,323   53,149   42,195
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.292   $5.657   $6.840
Accumulation Unit Value, End of Period                                           $10.128   $7.292   $5.657   $6.840   $7.486
Number of Units Outstanding, End of Period                                             0  109,861  109,820   93,305   64,110
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.422   $6.521   $8.285
Accumulation Unit Value, End of Period                                           $10.401   $8.422   $6.521   $8.285   $9.196
Number of Units Outstanding, End of Period                                             0   15,831   17,262   19,778   11,690
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $7.450   $5.808   $7.499
Accumulation Unit Value, End of Period                                            $9.869   $7.450   $5.808   $7.499   $8.309
Number of Units Outstanding, End of Period                                             0        0    4,767    4,766    4,765
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.525   $8.204  $10.669
Accumulation Unit Value, End of Period                                           $10.320   $9.525   $8.204  $10.669  $12.074
Number of Units Outstanding, End of Period                                             0    7,798    7,793   11,703    3,941
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.543   $6.224   $5.691   $7.158
Accumulation Unit Value, End of Period                                            $9.543   $6.224   $5.691   $7.158   $7.741
Number of Units Outstanding, End of Period                                             0    9,421    8,884    7,761      696
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.278  $10.352   $9.414  $11.201
Accumulation Unit Value, End of Period                                           $10.278  $10.352   $9.414  $11.201  $12.237
Number of Units Outstanding, End of Period                                             0    2,625      238      238      237
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.435   $3.023   $4.795
Accumulation Unit Value, End of Period                                            $9.593   $5.435   $3.023   $4.795   $4.888
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.515  $10.773  $10.844
Accumulation Unit Value, End of Period                                           $10.010  $10.515  $10.773  $10.844  $10.829
Number of Units Outstanding, End of Period                                             0    1,041      841    1,001        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.247  $10.225  $10.135
Accumulation Unit Value, End of Period                                           $10.017  $10.247  $10.225  $10.135  $10.065
Number of Units Outstanding, End of Period                                             0   22,571   29,440   19,771   13,483




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.807  $11.228  $11.989
Accumulation Unit Value, End of Period                                           $10.018  $10.807  $11.228  $11.989  $12.421
Number of Units Outstanding, End of Period                                             0   34,608   24,930   24,246   21,972
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.979   $8.622   $6.581   $8.284
Accumulation Unit Value, End of Period                                            $9.979   $8.622   $6.581   $8.284   $9.021
Number of Units Outstanding, End of Period                                             0    7,168    8,291   12,326   12,307
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $8.907   $7.902   $9.823
Accumulation Unit Value, End of Period                                           $10.072   $8.907   $7.902   $9.823  $10.675
Number of Units Outstanding, End of Period                                             0   38,063   25,869   20,237   16,794
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.140   $7.413   $5.630   $6.504
Accumulation Unit Value, End of Period                                           $10.140   $7.413   $5.630   $6.504   $7.728
Number of Units Outstanding, End of Period                                             0   38,052   34,088   33,975   17,973
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.781   $7.877  $11.608
Accumulation Unit Value, End of Period                                            $9.538   $8.781   $7.877  $11.608  $14.072
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.215   $5.835   $7.177
Accumulation Unit Value, End of Period                                            $9.829   $8.215   $5.835   $7.177   $7.616
Number of Units Outstanding, End of Period                                             0   10,841   10,836   14,407   10,827
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.104   $6.638   $8.328
Accumulation Unit Value, End of Period                                           $10.199   $8.104   $6.638   $8.328   $9.626
Number of Units Outstanding, End of Period                                             0    1,531    1,557    1,483        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.316  $10.212
Accumulation Unit Value, End of Period                                                 -        -   $7.316  $10.212  $12.227
Number of Units Outstanding, End of Period                                             -        -    1,281    2,965    2,964
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.841   $6.974   $9.717
Accumulation Unit Value, End of Period                                           $10.320   $9.841   $6.974   $9.717  $10.964
Number of Units Outstanding, End of Period                                             0    2,487    2,457    2,439    2,416
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $10.842  $10.519  $14.340
Accumulation Unit Value, End of Period                                           $10.025  $10.842  $10.519  $14.340  $19.259
Number of Units Outstanding, End of Period                                             0      195      332      331      331
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.133
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.055  $10.390
Accumulation Unit Value, End of Period                                                 -        -   $8.055  $10.390  $12.047
Number of Units Outstanding, End of Period                                             -        -    6,585    6,583    4,292
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.839   $6.636   $4.411   $5.531
Accumulation Unit Value, End of Period                                            $9.839   $6.636   $4.411   $5.531   $5.829
Number of Units Outstanding, End of Period                                             0    9,781    9,938    9,901    7,304
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.896   $7.601   $5.567   $7.099
Accumulation Unit Value, End of Period                                            $9.896   $7.601   $5.567   $7.099   $7.453
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.451   $4.385   $5.666
Accumulation Unit Value, End of Period                                            $9.911   $6.451   $4.385   $5.666   $6.038
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.824
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.159   $8.745   $6.005   $7.396
Accumulation Unit Value, End of Period                                           $10.159   $8.745   $6.005   $7.396   $7.702
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.928   $7.642   $5.271   $6.991
Accumulation Unit Value, End of Period                                            $9.928   $7.642   $5.271   $6.991   $7.883
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.214   $7.818  $10.175
Accumulation Unit Value, End of Period                                           $10.359  $10.214   $7.818  $10.175  $11.143
Number of Units Outstanding, End of Period                                             0   15,086    5,823    8,822    6,961
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.808   $8.110   $5.431   $6.597
Accumulation Unit Value, End of Period                                            $9.808   $8.110   $5.431   $6.597   $7.038
Number of Units Outstanding, End of Period                                             0        0   15,221   19,513    4,292





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.698
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.243
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.955
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.522
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.226   $9.424   $7.517   $9.428
Accumulation Unit Value, End of Period                                           $10.226   $9.424   $7.517   $9.428  $10.315
Number of Units Outstanding, End of Period                                             0    2,533    2,440    2,353    1,973
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.063   $6.536   $8.272
Accumulation Unit Value, End of Period                                           $10.316   $8.063   $6.536   $8.272   $9.464
Number of Units Outstanding, End of Period                                             0    1,298    1,297    1,297    1,297
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.298  $10.753
Accumulation Unit Value, End of Period                                                 -        -   $7.298  $10.753  $13.364
Number of Units Outstanding, End of Period                                             -        -    2,080    2,080        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.818   $7.561   $5.469   $6.727
Accumulation Unit Value, End of Period                                            $9.818   $7.561   $5.469   $6.727   $6.956
Number of Units Outstanding, End of Period                                             0    1,587    1,690    1,643      540



*Contracts with the Enhanced Earnings Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME
BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.125   $5.423   $6.722
Accumulation Unit Value, End of Period                                           $10.130   $7.125   $5.423   $6.722   $7.450
Number of Units Outstanding, End of Period                                             0    6,584    5,568    5,625    3,083
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.783   $7.887   $9.918
Accumulation Unit Value, End of Period                                           $10.495   $9.783   $7.887   $9.918  $10.578
Number of Units Outstanding, End of Period                                         5,188  152,030  136,698  111,771  108,879
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.283   $5.642   $6.813
Accumulation Unit Value, End of Period                                           $10.128   $7.283   $5.642   $6.813   $7.446
Number of Units Outstanding, End of Period                                         4,354  170,453  269,947  102,699   88,503
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.410   $6.504   $8.252
Accumulation Unit Value, End of Period                                           $10.401   $8.410   $6.504   $8.252   $9.148
Number of Units Outstanding, End of Period                                             0   74,523   64,578   53,393   52,538
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $7.440   $5.793   $7.469
Accumulation Unit Value, End of Period                                            $9.869   $7.440   $5.793   $7.469   $8.266
Number of Units Outstanding, End of Period                                             0    6,087    4,292    4,290    4,288
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.512   $8.183  $10.627
Accumulation Unit Value, End of Period                                           $10.319   $9.512   $8.183  $10.627  $12.011
Number of Units Outstanding, End of Period                                         1,060   41,357   37,187   17,868   18,470
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $6.216   $5.676   $7.129
Accumulation Unit Value, End of Period                                            $9.542   $6.216   $5.676   $7.129   $7.701
Number of Units Outstanding, End of Period                                         2,053    7,045    9,732    8,393    4,611
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.338   $9.389  $11.156
Accumulation Unit Value, End of Period                                           $10.277  $10.338   $9.389  $11.156  $12.173
Number of Units Outstanding, End of Period                                         9,373    6,147    6,205   14,829   17,568
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.388   $3.015   $4.776
Accumulation Unit Value, End of Period                                            $9.593   $5.388   $3.015   $4.776   $4.863
Number of Units Outstanding, End of Period                                             0   16,803   16,513        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.007  $10.501  $10.745  $10.801
Accumulation Unit Value, End of Period                                           $10.007  $10.501  $10.745  $10.801  $10.772
Number of Units Outstanding, End of Period                                             0       92      18,   23,668   23,264
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.233  $10.198  $10.095
Accumulation Unit Value, End of Period                                           $10.017  $10.233  $10.198  $10.095  $10.013
Number of Units Outstanding, End of Period                                             0   15,344    8,807    9,148    8,613




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.793  $11.198  $11.941
Accumulation Unit Value, End of Period                                           $10.018  $10.793  $11.198  $11.941  $12.356
Number of Units Outstanding, End of Period                                        14,084   36,716   30,753   13,698   13,464
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.979   $8.611   $6.563   $8.252
Accumulation Unit Value, End of Period                                            $9.979   $8.611   $6.563   $8.252   $8.974
Number of Units Outstanding, End of Period                                             0   30,583   27,663   22,062   16,280
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $8.895   $7.882   $9.784
Accumulation Unit Value, End of Period                                           $10.072   $8.895   $7.882   $9.784  $10.620
Number of Units Outstanding, End of Period                                        11,272   33,660   38,904   35,686   34,358
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.403   $5.615   $6.479
Accumulation Unit Value, End of Period                                           $10.139   $7.403   $5.615   $6.479   $7.687
Number of Units Outstanding, End of Period                                         6,965   39,374   33,686   33,095   30,664
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.770   $7.856  $11.562
Accumulation Unit Value, End of Period                                            $9.538   $8.770   $7.856  $11.562  $13.998
Number of Units Outstanding, End                                                       0   10,484    7,309    3,758    8,221
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.204   $5.819   $7.149
Accumulation Unit Value, End of Period                                            $9.829   $8.204   $5.819   $7.149   $7.576
Number of Units Outstanding, End of Period                                         1,183   26,681   23,623   23,389   18,921
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.093   $6.620   $8.295
Accumulation Unit Value, End of Period                                           $10.199   $8.093   $6.620   $8.295   $9.575
Number of Units Outstanding, End of Period                                             0    4,053    5,540    5,205    5,870
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.310  $10.190
Accumulation Unit Value, End of Period                                                 -        -   $7.310  $10.190  $12.184
Number of Units Outstanding, End of Period                                             -        -        0        0    1,978
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.834   $6.955   $9.679
Accumulation Unit Value, End of Period                                           $10.320   $9.834   $6.955   $9.679  $10.906
Number of Units Outstanding, End of Period                                             0    4,883   11,310   15,104   20,531
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $10.827  $10.491  $14.284
Accumulation Unit Value, End of Period                                           $10.025  $10.827  $10.491  $14.284  $19.158
Number of Units Outstanding, End of Period                                         5,505    3,542    5,026    2,575    2,484
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.123
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.048  $10.367
Accumulation Unit Value, End of Period                                                 -        -   $8.048  $10.367  $12.005
Number of Units Outstanding, End of Period                                             -        -    4,570    8,888   21,797
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.627   $4.400   $5.509
Accumulation Unit Value, End of Period                                            $9.838   $6.627   $4.400   $5.509   $5.799
Number of Units Outstanding, End of Period                                           463   20,768   17,731   18,911    8,543
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.896   $7.464   $5.552   $7.072
Accumulation Unit Value, End of Period                                            $9.896   $7.464   $5.552   $7.072   $7.414
Number of Units Outstanding, End of Period                                             0    5,678    1,987    5,057    4,603
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.443   $4.373   $5.644
Accumulation Unit Value, End of Period                                            $9.911   $6.443   $4.373   $5.644   $6.006
Number of Units Outstanding, End of Period                                             0    1,327       74       74       74
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.814
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.159   $8.734   $5.989   $7.367
Accumulation Unit Value, End of Period                                           $10.159   $8.734   $5.989   $7.367   $7.662
Number of Units Outstanding, End of Period                                             0    6,178      763      763      762
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.928   $7.453   $5.257   $6.963
Accumulation Unit Value, End of Period                                            $9.928   $7.453   $5.257   $6.963   $7.842
Number of Units Outstanding, End of Period                                             0    1,080        0        0    9,707
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.201   $7.797  $10.135
Accumulation Unit Value, End of Period                                           $10.359  $10.201   $7.797  $10.135  $11.085
Number of Units Outstanding, End of Period                                             0   23,723   15,277   35,028   41,146
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.808   $7.965   $5.417   $6.571
Accumulation Unit Value, End of Period                                            $9.808   $7.965   $5.417   $6.571   $7.001
Number of Units Outstanding, End of Period                                             0    2,592    1,096    1,096    1,095





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.689
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.233
Number of Units Outstanding, End of Period                                             -        -        -        -    2,579
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.945
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.512
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.226   $9.411   $7.497   $9.391
Accumulation Unit Value, End of Period                                           $10.226   $9.411   $7.497   $9.391  $10.261
Number of Units Outstanding, End of Period                                             0      920        0    4,769    4,613
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.052   $6.519   $8.239
Accumulation Unit Value, End of Period                                           $10.316   $8.052   $6.519   $8.239   $9.414
Number of Units Outstanding, End of Period                                             0    2,054      320      320      319
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.292  $10.730
Accumulation Unit Value, End of Period                                                 -        -   $7.292  $10.730  $13.317
Number of Units Outstanding, End of Period                                             -        -      275      275      275
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.818   $7.551   $5.455   $6.700
Accumulation Unit Value, End of Period                                            $9.818   $7.551   $5.455   $6.700   $6.920
Number of Units Outstanding, End of Period                                             0    1,684      724   13,649   17,816




*Contracts with the Enhanced Earnings Death Benefit Option and the Enhanced
Death Benefit, the Performance Income Benefit, or the Performance Death Benefit
Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit
Value for each of these Variable Sub-Accounts was initially set at $10.000. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH
BENEFIT COMBINATION OPTION




For the Period Beginning January 1* and Ending December 31                       2000      2001     2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.129   $7.117    $5.410    $6.699
Accumulation Unit Value, End of Period                                        $10.129    $7.117   $5.410    $6.699    $7.417
Number of Units Outstanding, End of Period                                          0    25,339   27,103    28,266    26,075
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.496   $9.772    $7.869    $9.885
Accumulation Unit Value, End of Period                                        $10.496    $9.772   $7.869    $9.885   $10.532
Number of Units Outstanding, End of Period                                          0    82,875   92,065   126,141    97,863
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.128   $7.274    $5.629    $6.790
Accumulation Unit Value, End of Period                                        $10.128    $7.274   $5.629    $6.790    $7.413
Number of Units Outstanding, End of Period                                          0   139,672  149,747   114,285    86,778
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.401   $8.401    $6.489    $8.225
Accumulation Unit Value, End of Period                                        $10.401    $8.401   $6.489    $8.225    $9.108
Number of Units Outstanding, End of Period                                          0    40,707   53,867    27,866    19,440
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.869   $7.431    $5.780    $7.444
Accumulation Unit Value, End of Period                                         $9.869    $7.431   $5.780    $7.444    $8.229
Number of Units Outstanding, End of Period                                          0    18,778    4,312     4,190     3,085
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.319   $9.501    $8.164   $10.592
Accumulation Unit Value, End of Period                                        $10.319    $9.501   $8.164   $10.592   $11.957
Number of Units Outstanding, End of Period                                          0    23,606   34,121    51,184    48,062
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.542   $6.209    $5.663    $7.106
Accumulation Unit Value, End of Period                                         $9.542    $6.209   $5.663    $7.106    $7.666
Number of Units Outstanding, End of Period                                          0     2,570    5,380     6,300     4,535
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.277  $10.326    $9.368   $11.119
Accumulation Unit Value, End of Period                                        $10.277   $10.326   $9.368   $11.119   $12.119
Number of Units Outstanding, End of Period                                          0        11   30,977    21,311    18,924
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.593   $5.382    $3.008    $4.760
Accumulation Unit Value, End of Period                                         $9.593    $5.382   $3.008    $4.760    $4.841
Number of Units Outstanding, End of Period                                          0       369    5,877     4,779     1,714
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.010  $10.489   $10.721   $10.765
Accumulation Unit Value, End of Period                                        $10.010   $10.489  $10.721   $10.765   $10.725
Number of Units Outstanding, End of Period                                          0     4,863   16,691     4,921     1,129
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.017  $10.222   $10.175   $10.061
Accumulation Unit Value, End of Period                                        $10.017   $10.222  $10.175   $10.061    $9.968
Number of Units Outstanding, End of Period                                          0    42,162   23,643    18,215     7,858




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.018  $10.780   $11.173   $11.902
Accumulation Unit Value, End of Period                                        $10.018   $10.780  $11.173   $11.902   $12.302
Number of Units Outstanding, End of Period                                          0    46,655   20,623    17,910    16,913
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.978   $8.601    $6.549    $8.224
Accumulation Unit Value, End of Period                                         $9.978    $8.601   $6.549    $8.224    $8.934
Number of Units Outstanding, End of Period                                          0    42,471   27,039    16,303    12,033
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.072   $8.885    $7.864    $9.752
Accumulation Unit Value, End of Period                                        $10.072    $8.885   $7.864    $9.752   $10.572
Number of Units Outstanding, End of Period                                          0    67,992   60,627    47,003    37,597
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.139   $7.394    $5.602    $6.457
Accumulation Unit Value, End of Period                                        $10.139    $7.394   $5.602    $6.457    $7.653
Number of Units Outstanding, End of Period                                          0    33,478   26,391    47,205    37,897
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.538   $8.760    $7.838   $11.524
Accumulation Unit Value, End of Period                                         $9.538    $8.760   $7.838   $11.524   $13.936
Number of Units Outstanding, End of Period                                          0     6,110    5,442     5,563     4,008
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.829   $8.194    $5.806    $7.125
Accumulation Unit Value, End of Period                                         $9.829    $8.194   $5.806    $7.125    $7.542
Number of Units Outstanding, End of Period                                          0    27,025    9,582     8,958     6,500
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.199   $8.084    $6.606    $8.267
Accumulation Unit Value, End of Period                                        $10.199    $8.084   $6.606    $8.267    $9.533
Number of Units Outstanding, End of Period                                          0     3,255    3,203     1,719     2,270
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                        -         -  $10.000    $7.304   $10.171
Accumulation Unit Value, End of Period                                              -         -   $7.304   $10.171   $12.149
Number of Units Outstanding, End of Period                                          -         -      160     1,909     7,342
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.320   $9.816    $6.940    $9.646
Accumulation Unit Value, End of Period                                        $10.320    $9.816   $6.940    $9.646   $10.858
Number of Units Outstanding, End of Period                                          0     5,227    7,785    12,229    12,204
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.025  $10.815   $10.467   $14.236
Accumulation Unit Value, End of Period                                        $10.025   $10.815  $10.467   $14.236   $19.073
Number of Units Outstanding, End of Period                                          0     2,973    7,607    16,619    12,940
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $11.115
Number of Units Outstanding, End of Period                                          -         -        -         -         0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                        -         -  $10.000    $8.043   $10.348
Accumulation Unit Value, End of Period                                              -         -   $8.043   $10.348   $11.970
Number of Units Outstanding, End of Period                                          -         -    6,510    19,932    19,541
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.838   $6.619    $4.390    $5.491
Accumulation Unit Value, End of Period                                         $9.838    $6.619   $4.390    $5.491    $5.773
Number of Units Outstanding, End of Period                                          0    29,475   41,330    15,371    12,790
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.895   $7.456    $5.540    $7.048
Accumulation Unit Value, End of Period                                         $9.895    $7.456   $5.540    $7.048    $7.382
Number of Units Outstanding, End of Period                                          0     2,415    3,758     5,875     2,400
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.911   $6.435    $4.363    $5.625
Accumulation Unit Value, End of Period                                         $9.911    $6.435   $4.363    $5.625    $5.980
Number of Units Outstanding, End of Period                                          0     1,877    2,054     5,030     2,039
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $10.806
Number of Units Outstanding, End of Period                                          -         -        -         -         0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.159   $8.724    $5.976    $7.342
Accumulation Unit Value, End of Period                                        $10.159    $8.724   $5.976    $7.342    $7.628
Number of Units Outstanding, End of Period                                          0    13,177    8,868     7,625     6,949
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.927   $7.444    $5.245    $6.940
Accumulation Unit Value, End of Period                                         $9.927    $7.444   $5.245    $6.940    $7.807
Number of Units Outstanding, End of Period                                          0     3,249    2,288     4,861     2,297
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                  $10.000   $10.359  $10.189    $7.780   $10.101
Accumulation Unit Value, End of Period                                        $10.359   $10.189   $7.780   $10.101   $11.036
Number of Units Outstanding, End of Period                                          0    24,208   35,560    40,357    16,427
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                  $10.000    $9.808   $7.956    $5.405    $6.549
Accumulation Unit Value, End of Period                                         $9.808    $7.956   $5.405    $6.549    $6.970
Number of Units Outstanding, End of Period                                          0     4,364      294    19,631       310




FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $10.681
Number of Units Outstanding, End of Period                                          -         -        -         -         0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $11.225
Number of Units Outstanding, End of Period                                          -         -        -         -       506
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                        -         -        -         -         -
Accumulation Unit Value, End of Period                                              -         -        -         -         -
Number of Units Outstanding, End of Period                                          -         -        -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $10.937
Number of Units Outstanding, End of Period                                          -         -        -         -       144
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                        -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                              -         -        -         -   $11.504
Number of Units Outstanding, End of Period                                          -         -        -         -       141
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                   $10.00    $10.23    $9.40    $7.480    $9.360
Accumulation Unit Value, End of Period                                        $10.225    $9.400   $7.480    $9.360   $10.215
Number of Units Outstanding, End of Period                                          0     1,125    4,191     2,965     2,684
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                   $10.00   $10.316   $8.043    $6.504    $8.212
Accumulation Unit Value, End of Period                                        $10.316    $8.043   $6.504    $8.212    $9.372
Number of Units Outstanding, End of Period                                          0     3,661    2,746     2,389     1,402
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                        -         -  $10.000    $7.286   $10.710
Accumulation Unit Value, End of Period                                              -         -   $7.286   $10.710   $13.278
Number of Units Outstanding, End of Period                                          -         -    3,261     2,542       276
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                   $10.00     $9.82    $7.54    $5.443    $6.678
Accumulation Unit Value, End of Period                                         $9.817    $7.542   $5.443    $6.678    $6.889
Number of Units Outstanding, End of Period                                          0     3,758    4,247    15,540     2,945




*Contracts with the Enhanced Earnings Death Benefit Option and the Performance
Benefit Combination or the Death Benefit Combination Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS
DEATH BENEFIT OPTION WITH THE INCOME BENEFIT COMBINATION OPTION 2



For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $7.250   $5.404   $6.687
Accumulation Unit Value, End of Period                                           $10.129   $7.250   $5.404   $6.687   $7.399
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.765   $7.859   $9.867
Accumulation Unit Value, End of Period                                           $10.495   $9.765   $7.859   $9.867  $10.506
Number of Units Outstanding, End of Period                                             0    3,793    5,739    6,873    1,133
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.270   $5.622   $6.778
Accumulation Unit Value, End of Period                                           $10.128   $7.270   $5.622   $6.778   $7.395
Number of Units Outstanding, End of Period                                             0    5,498    9,016    9,013      788
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.400   $8.396   $6.481   $8.210
Accumulation Unit Value, End of Period                                           $10.400   $8.396   $6.481   $8.210   $9.086
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.868   $8.018   $5.773   $7.431
Accumulation Unit Value, End of Period                                            $9.868   $8.018   $5.773   $7.431   $8.209
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.495   $8.155  $10.573
Accumulation Unit Value, End of Period                                           $10.319   $9.495   $8.155  $10.573  $11.929
Number of Units Outstanding, End of Period                                             0    3,784    6,045    6,044        0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.541   $6.205   $5.656   $7.093
Accumulation Unit Value, End of Period                                            $9.541   $6.205   $5.656   $7.093   $7.648
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.498   $9.356  $11.099
Accumulation Unit Value, End of Period                                           $10.277  $10.498   $9.356  $11.099  $12.090
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.424   $3.005   $4.751
Accumulation Unit Value, End of Period                                            $9.593   $5.424   $3.005   $4.751   $4.829
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.313  $10.708  $10.746
Accumulation Unit Value, End of Period                                           $10.010  $10.313  $10.708  $10.746  $10.699
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.016  $10.215  $10.162  $10.043
Accumulation Unit Value, End of Period                                           $10.016  $10.215  $10.162  $10.043   $9.944
Number of Units Outstanding, End of Period                                             0   14,901        0        0        0




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.774  $11.159  $11.880
Accumulation Unit Value, End of Period                                           $10.017  $10.774  $11.159  $11.880  $12.272
Number of Units Outstanding, End of Period                                             0      506      504      503      502
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978  $10.313   $6.541   $8.209
Accumulation Unit Value, End of Period                                            $9.978  $10.313   $6.541   $8.209   $8.912
Number of Units Outstanding, End of Period                                             0        0    6,883    9,787    2,903
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $8.879   $7.854   $9.734
Accumulation Unit Value, End of Period                                           $10.071   $8.879   $7.854   $9.734  $10.547
Number of Units Outstanding, End of Period                                             0    4,132    6,639    6,638        0
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.390   $5.595   $6.445
Accumulation Unit Value, End of Period                                           $10.139   $7.390   $5.595   $6.445   $7.635
Number of Units Outstanding, End of Period                                             0        0        0        0        0
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.537   $8.307   $7.829  $11.503
Accumulation Unit Value, End of Period                                            $9.537   $8.307   $7.829  $11.503  $13.902
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.828   $8.231   $5.799   $7.112
Accumulation Unit Value, End of Period                                            $9.828   $8.231   $5.799   $7.112   $7.524
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.198   $8.702   $6.597   $8.252
Accumulation Unit Value, End of Period                                           $10.198   $8.702   $6.597   $8.252   $9.510
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.301  $10.161
Accumulation Unit Value, End of Period                                                 -        -   $7.301  $10.161  $12.129
Number of Units Outstanding, End of Period                                             -        -        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.935   $6.931   $9.629
Accumulation Unit Value, End of Period                                           $10.319   $9.935   $6.931   $9.629  $10.832
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.164  $10.454  $14.210
Accumulation Unit Value, End of Period                                           $10.025  $11.164  $10.454  $14.210  $19.027
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.110
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.039  $10.338
Accumulation Unit Value, End of Period                                                 -        -   $8.039  $10.338  $11.951
Number of Units Outstanding, End of Period                                             -        -        0    1,579    1,578
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.976   $4.384   $5.481
Accumulation Unit Value, End of Period                                            $9.838   $6.976   $4.384   $5.481   $5.759
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $7.586   $5.533   $7.035
Accumulation Unit Value, End of Period                                            $9.895   $7.586   $5.533   $7.035   $7.364
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.892   $4.358   $5.615
Accumulation Unit Value, End of Period                                            $9.911   $6.892   $4.358   $5.615   $5.965
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.802
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.967   $5.968   $7.329
Accumulation Unit Value, End of Period                                           $10.158   $8.967   $5.968   $7.329   $7.610
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $7.626   $5.239   $6.927
Accumulation Unit Value, End of Period                                            $9.927   $7.626   $5.239   $6.927   $7.788
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.358  $10.183   $7.770  $10.083
Accumulation Unit Value, End of Period                                           $10.358  $10.183   $7.770  $10.083  $11.009
Number of Units Outstanding, End of Period                                             0        0        0        0
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $8.093   $5.398   $6.537
Accumulation Unit Value, End of Period                                            $9.807   $8.093   $5.398   $6.537   $6.953
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.677
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.220
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.932
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.499
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.840   $7.471   $9.343
Accumulation Unit Value, End of Period                                           $10.225   $9.840   $7.471   $9.343  $10.190
Number of Units Outstanding, End of Period                                             0        0        0        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.160   $8.510   $6.496   $8.197
Accumulation Unit Value, End of Period                                           $10.160   $8.510   $6.496   $8.197   $9.350
Number of Units Outstanding, End of Period                                             0        0        0    2,272    2,271
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.283  $10.700
Accumulation Unit Value, End of Period                                                 -        -   $7.283  $10.700  $13.257
Number of Units Outstanding, End of Period                                             -        -        0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.972   $5.436   $6.666
Accumulation Unit Value, End of Period                                            $9.817   $7.972   $5.436   $6.666   $6.873
Number of Units Outstanding, End of Period                                             0        0        0        0        0





*Contracts with the Enhanced Earnings Death Benefit Option and the Income
Benefit Combination Option 2 were first offered under the Contracts on December
6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page
A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR
EACH SUB-ACCOUNT  SINCE THE CONTRACTS  WERE FIRST OFFERED WITH THE LONGEVITY
REWARD RIDER



For the Period Beginning January 1* and Ending December 31                    2000       2001       2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $9.695     $6.847    $5.232    $6.511
Accumulation Unit Value, End of Period                                      $9.695     $6.847     $5.232    $6.511    $7.246
Number of Units Outstanding, End of Period                                  72,420     69,330     78,923    57,670    57,150
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000    $10.702    $10.016    $8.107   $10.236
Accumulation Unit Value, End of Period                                     $10.702    $10.016     $8.107   $10.236   $10.961
Number of Units Outstanding, End of Period                                 996,619  1,735,966  2,069,193 1,985,789 1,878,483
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $9.543     $6.890    $5.359    $6.497
Accumulation Unit Value, End of Period                                      $9.543     $6.890     $5.359    $6.497    $7.130
Number of Units Outstanding, End of Period                               1,289,081  1,905,766  2,177,746 2,098,413 2,025,062
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                               $10.000     $9.208     $7.476    $5.805    $7.394
Accumulation Unit Value, End of Period                                      $9.208     $7.476     $5.805    $7.394    $8.230
Number of Units Outstanding, End of Period                                 434,294    649,898    776,990   738,423   713,485
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                               $10.000     $8.434     $6.383    $4.990    $6.460
Accumulation Unit Value, End of Period                                      $8.434     $6.383     $4.990    $6.460    $7.178
Number of Units Outstanding, End of Period                                  36,893     26,764     40,415    41,645    72,052
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $9.951     $9.209    $7.954   $10.372
Accumulation Unit Value, End of Period                                      $9.951     $9.209     $7.954   $10.372   $11.769
Number of Units Outstanding, End of Period                                 220,380    383,696    500,284   543,582   608,087
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                               $10.000     $6.956     $4.550    $4.171    $5.260
Accumulation Unit Value, End of Period                                      $6.956     $4.550     $4.171    $5.260    $5.704
Number of Units Outstanding, End of Period                                  94,315     39,386    171,317   262,468   199,512
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                               $10.000    $10.050    $10.150    $9.255   $11.041
Accumulation Unit Value, End of Period                                     $10.050    $10.150     $9.255   $11.041   $12.096
Number of Units Outstanding, End of Period                                   9,550     56,983     58,092    91,299   109,425
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                               $10.000     $9.594     $5.240    $2.944    $4.683
Accumulation Unit Value, End of Period                                      $9.594     $5.240     $2.944    $4.683    $4.787
Number of Units Outstanding, End of Period                                       0      3,545      7,592    36,075    37,599
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                               $10.000    $10.008    $10.880   $11.178   $11.281
Accumulation Unit Value, End of Period                                     $10.008    $10.880    $11.178   $11.281   $11.296
Number of Units Outstanding, End of Period                                       0     83,420    220,576   204,283   185,724
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                               $10.000    $10.281    $10.545   $10.550   $10.486
Accumulation Unit Value, End of Period                                     $10.281    $10.545    $10.550   $10.486   $10.442
Number of Units Outstanding, End of Period                                 185,342    390,513    463,153   389,404   276,452




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                               $10.000    $10.774    $11.653   $12.140   $12.997
Accumulation Unit Value, End of Period                                     $10.774    $11.653    $12.140   $12.997   $13.503
Number of Units Outstanding, End of Period                                 374,073    908,741  1,239,228 1,200,593 1,061,043
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                               $10.000     $8.970     $7.771    $5.947    $7.507
Accumulation Unit Value, End of Period                                      $8.970     $7.771     $5.947    $7.507    $8.197
Number of Units Outstanding, End of Period                                  70,626     92,819    148,845   162,008   229,570
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                               $10.000     $9.940     $8.814    $7.841    $9.773
Accumulation Unit Value, End of Period                                      $9.940     $8.814     $7.841    $9.773   $10.650
Number of Units Outstanding, End of Period                               1,009,853  1,726,975  1,820,120 1,860,045 1,860,567
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                               $10.000    $10.142     $7.434    $5.661    $6.559
Accumulation Unit Value, End of Period                                     $10.142     $7.434     $5.661    $6.559    $7.813
Number of Units Outstanding, End of Period                                 781,016  1,174,451  1,139,800 1,050,788   881,636
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $6.389     $5.898    $5.304    $7.838
Accumulation Unit Value, End of Period                                      $6.389     $5.898     $5.304    $7.838    $9.527
Number of Units Outstanding, End of Period                                   4,827     10,560     11,069    23,523    39,331
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $8.339     $6.988    $4.977    $6.138
Accumulation Unit Value, End of Period                                      $8.339     $6.988     $4.977    $6.138    $6.531
Number of Units Outstanding, End of Period                                  16,016     51,206     68,489    87,619   161,926
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                               $10.000     $9.057     $7.217    $5.927    $7.456
Accumulation Unit Value, End of Period                                      $9.057     $7.217     $5.927    $7.456    $8.641
Number of Units Outstanding, End of Period                                   1,690     35,642     48,702    55,816    72,356
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                     -          -    $10.000    $7.329   $10.258
Accumulation Unit Value, End of Period                                           -          -     $7.329   $10.258   $12.315
Number of Units Outstanding, End of Period                                       -          -      5,836    22,505    32,443
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                               $10.000    $10.235     $9.786    $6.954    $9.716
Accumulation Unit Value, End of Period                                     $10.235     $9.786     $6.954    $9.716   $10.992
Number of Units Outstanding, End of Period                                   2,735     41,817     71,617    98,437   102,584
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                               $10.000    $11.507    $12.478   $12.139   $16.594
Accumulation Unit Value, End of Period                                     $11.507    $12.478    $12.139   $16.594   $22.345
Number of Units Outstanding, End of Period                                   9,341     29,381     32,174    29,685    28,214
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $11.153
Number of Units Outstanding, End of Period                                       -          -          -         -       400
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                     -          -    $10.000    $8.070   $10.437
Accumulation Unit Value, End of Period                                           -          -     $8.070   $10.437   $12.134
Number of Units Outstanding, End of Period                                       -          -     55,955   137,662   434,447
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $8.132     $5.500    $3.666    $4.609
Accumulation Unit Value, End of Period                                      $8.132     $5.500     $3.666    $4.609    $4.870
Number of Units Outstanding, End of Period                                  95,704    171,875    153,303   183,071   183,777
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                               $10.000     $8.288     $6.277    $4.688    $5.994
Accumulation Unit Value, End of Period                                      $8.288     $6.277     $4.688    $5.994    $6.130
Number of Units Outstanding, End of Period                                  18,076     55,783     60,405    54,583    54,787
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $7.402     $4.831    $3.293    $4.266
Accumulation Unit Value, End of Period                                      $7.402     $4.831     $3.293    $4.266    $4.559
Number of Units Outstanding, End of Period                                  33,449     33,884     36,333    65,170    58,888
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $10.843
Number of Units Outstanding, End of Period                                       -          -          -         -     3,752
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $8.325     $7.186    $4.947    $6.110
Accumulation Unit Value, End of Period                                      $8.325     $7.186     $4.947    $6.110    $6.380
Number of Units Outstanding, End of Period                                  33,192    105,969     57,370    71,986    65,386
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                               $10.000     $8.003     $6.033    $4.272    $5.682
Accumulation Unit Value, End of Period                                      $8.003     $6.033     $4.272    $5.682    $6.425
Number of Units Outstanding, End of Period                                  18,271     21,838     13,414    23,470    45,367
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $10.000    $10.246    $10.131    $7.775   $10.146
Accumulation Unit Value, End of Period                                     $10.246    $10.131     $7.775   $10.146   $11.141
Number of Units Outstanding, End of Period                                   6,267    201,245    308,682   304,110   262,876
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                               $10.000     $7.982     $6.508    $4.444    $5.412
Accumulation Unit Value, End of Period                                      $7.982     $6.508     $4.444    $5.412    $5.790
Number of Units Outstanding, End of Period                                  14,138     27,732     42,579    33,651    39,117





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $10.718
Number of Units Outstanding, End of Period                                       -          -          -         -       377
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $11.264
Number of Units Outstanding, End of Period                                       -          -          -         -    10,378
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                     -          -          -         -         -
Accumulation Unit Value, End of Period                                           -          -          -         -         -
Number of Units Outstanding, End of Period                                       -          -          -         -         -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $10.975
Number of Units Outstanding, End of Period                                       -          -          -         -     4,359
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                     -          -          -         -   $10.000
Accumulation Unit Value, End of Period                                           -          -          -         -   $11.544
Number of Units Outstanding, End of Period                                       -          -          -         -     3,345
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                               $10.000    $10.568     $9.766    $7.811    $9.823
Accumulation Unit Value, End of Period                                     $10.568     $9.766     $7.811    $9.823   $10.776
Number of Units Outstanding, End of Period                                      79     19,767     35,624    43,176    39,057
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                               $10.000     $9.019     $7.069    $5.745    $7.291
Accumulation Unit Value, End of Period                                      $9.019     $7.069     $5.745    $7.291    $8.364
Number of Units Outstanding, End of Period                                  24,612     76,988    140,025   107,076   159,662
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                     -          -    $10.000    $7.311   $10.802
Accumulation Unit Value, End of Period                                           -          -     $7.311   $10.802   $13.460
Number of Units Outstanding, End of Period                                       -          -      2,641     6,304     3,628
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                               $10.000     $8.120     $6.220    $4.511    $5.563
Accumulation Unit Value, End of Period                                      $8.120     $6.220     $4.511    $5.563    $5.769
Number of Units Outstanding, End of Period                                  25,462     59,547     73,129    79,963    69,245



*Contracts with the Longevity Reward Rider were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH BENEFIT OPTION OR
PERFORMANCE INCOME BENEFIT OPTION



For the Period Beginning January 1* and Ending December 31                           2000     2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.688   $6.833   $5.214  $6.481
Accumulation Unit Value, End of Period                                             $9.688   $6.833   $5.214   $6.481  $7.203
Number of Units Outstanding, End of Period                                         32,338   29,849   22,928   36,637  35,684
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.694   $9.995   $8.080 $10.189
Accumulation Unit Value, End of Period                                            $10.694   $9.995   $8.080  $10.189 $10.896
Number of Units Outstanding, End of Period                                        274,154  574,872  683,253  829,863 905,170
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.536   $6.876   $5.341  $6.467
Accumulation Unit Value, End of Period                                             $9.536   $6.876   $5.341   $6.467  $7.087
Number of Units Outstanding, End of Period                                        323,143  548,984  625,271  820,106 973,779
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.202   $7.461   $5.785  $7.360
Accumulation Unit Value, End of Period                                             $9.202   $7.461   $5.785   $7.360  $8.181
Number of Units Outstanding, End of Period                                        118,339  245,887  253,460  269,434 267,130
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.427   $6.370   $4.974  $6.430
Accumulation Unit Value, End of Period                                             $8.427   $6.370   $4.974   $6.430  $7.135
Number of Units Outstanding, End of Period                                          5,746   12,618    7,764   14,167  39,053
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.943   $9.191   $7.928 $10.324
Accumulation Unit Value, End of Period                                             $9.943   $9.191   $7.928  $10.324 $11.699
Number of Units Outstanding, End of Period                                         95,817  211,641  250,523  287,875 302,991
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                      $10.000   $6.951   $4.540   $4.157  $5.236
Accumulation Unit Value, End of Period                                             $6.951   $4.540   $4.157   $5.236  $5.671
Number of Units Outstanding, End of Period                                         24,508   23,364   33,980   57,374 100,343
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.042  $10.129   $9.224 $10.990
Accumulation Unit Value, End of Period                                            $10.042  $10.129   $9.224  $10.990 $12.024
Number of Units Outstanding, End of Period                                          1,966   20,197   15,096   35,341  83,247
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.277   $5.232   $2.936  $4.663
Accumulation Unit Value, End of Period                                            $10.277   $5.232   $2.936   $4.663  $4.761
Number of Units Outstanding, End of Period                                              0   12,537    5,970    5,990   5,989
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.320  $10.858  $11.140 $11.229
Accumulation Unit Value, End of Period                                            $10.320  $10.858  $11.140  $11.229 $11.229
Number of Units Outstanding, End of Period                                              0   13,568   77,630   72,936  70,226
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.273  $10.524  $10.515 $10.437
Accumulation Unit Value, End of Period                                            $10.273  $10.524  $10.515  $10.437 $10.380
Number of Units Outstanding, End of Period                                          8,043   45,902  158,833  114,053 101,027




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.766  $11.630  $12.099 $12.937
Accumulation Unit Value, End of Period                                            $10.766  $11.630  $12.099  $12.937 $13.423
Number of Units Outstanding, End of Period                                        108,499  245,837  324,541  355,309 355,286
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.963   $7.756   $5.927  $7.472
Accumulation Unit Value, End of Period                                             $8.963   $7.756   $5.927   $7.472  $8.148
Number of Units Outstanding, End of Period                                         41,057   71,445   89,352  141,795 159,396
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.932   $8.796   $7.815  $9.728
Accumulation Unit Value, End of Period                                             $9.932   $8.796   $7.815   $9.728 $10.587
Number of Units Outstanding, End of Period                                        326,654  560,497  541,067  613,074 803,910
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.135   $7.419   $5.642  $6.528
Accumulation Unit Value, End of Period                                            $10.135   $7.419   $5.642   $6.528  $7.767
Number of Units Outstanding, End of Period                                        226,311  357,307  341,997  338,944 350,343
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000   $6.389   $5.886   $5.287  $7.802
Accumulation Unit Value, End of Period                                             $6.389   $5.886   $5.287   $7.802  $9.471
Number of Units Outstanding, End of Period                                             12       10   19,656   29,445  48,002
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.333   $6.974   $4.960  $6.110
Accumulation Unit Value, End of Period                                             $8.333   $6.974   $4.960   $6.110  $6.492
Number of Units Outstanding, End of Period                                         17,488   19,987   11,310   26,818  63,555
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.051   $7.202   $5.907  $7.421
Accumulation Unit Value, End of Period                                             $9.051   $7.202   $5.907   $7.421  $8.590
Number of Units Outstanding, End of Period                                          3,672   11,730   12,608   22,820  32,386
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                            -        -  $10.000   $7.323 $10.236
Accumulation Unit Value, End of Period                                                  -        -   $7.323  $10.236 $12.272
Number of Units Outstanding, End of Period                                              -        -    5,206    8,564  17,776
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.320   $9.766   $6.931  $9.671
Accumulation Unit Value, End of Period                                            $10.320   $9.766   $6.931   $9.671 $10.927
Number of Units Outstanding, End of Period                                              0   19,804   36,225   48,989  65,854
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                      $10.000  $11.499  $12.453  $12.098 $16.517
Accumulation Unit Value, End of Period                                            $11.499  $12.453  $12.098  $16.517 $22.213
Number of Units Outstanding, End of Period                                            452    5,850   12,835   27,913  28,430
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $11.144
Number of Units Outstanding, End of Period                                              -        -        -        -   3,822
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                            -        -  $10.000   $8.063 $10.414
Accumulation Unit Value, End of Period                                                  -        -   $8.063  $10.414 $12.092
Number of Units Outstanding, End of Period                                              -        -   20,208   51,404 146,680
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.126   $5.489   $3.654  $4.588
Accumulation Unit Value, End of Period                                             $8.126   $5.489   $3.654   $4.588  $4.842
Number of Units Outstanding, End of Period                                         49,523   58,602   56,884  184,934 229,324
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.282   $6.264   $4.672  $5.967
Accumulation Unit Value, End of Period                                             $8.282   $6.264   $4.672   $5.967  $6.273
Number of Units Outstanding, End of Period                                          4,937    9,044   20,204   45,160  46,044
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $7.397   $4.822   $3.282  $4.247
Accumulation Unit Value, End of Period                                             $7.397   $4.822   $3.282   $4.247  $4.532
Number of Units Outstanding, End of Period                                          5,869    5,870    5,870    7,885  21,180
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $10.834
Number of Units Outstanding, End of Period                                              -        -        -        -   5,192
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.159   $7.171   $4.931  $6.081
Accumulation Unit Value, End of Period                                            $10.159   $7.171   $4.931   $6.081  $6.342
Number of Units Outstanding, End of Period                                              0   31,111   24,045    9,217  17,689
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                      $10.000   $7.998   $6.020   $4.258  $5.655
Accumulation Unit Value, End of Period                                             $7.998   $6.020   $4.258   $5.655  $6.386
Number of Units Outstanding, End of Period                                          6,857   17,963    9,039   18,045  29,462
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.239  $10.110   $7.749 $10.099
Accumulation Unit Value, End of Period                                            $10.239  $10.110   $7.749  $10.099 $11.075
Number of Units Outstanding, End of Period                                         10,486   43,606   96,407  166,608 222,746
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                      $10.000   $7.976   $6.495   $4.429  $5.387
Accumulation Unit Value, End of Period                                             $7.976   $6.495   $4.429   $5.387  $5.755
Number of Units Outstanding, End of Period                                          5,139    9,497   13,771   31,798  33,878





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $10.709
Number of Units Outstanding, End of Period                                              -        -        -        -   1,083
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $11.254
Number of Units Outstanding, End of Period                                              -        -        -        -  26,676
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                            -        -        -        -       -
Accumulation Unit Value, End of Period                                                  -        -        -        -       -
Number of Units Outstanding, End of Period                                              -        -        -        -       -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $10.965
Number of Units Outstanding, End of Period                                              -        -        -        -       0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                            -        -        -        - $10.000
Accumulation Unit Value, End of Period                                                  -        -        -        - $11.533
Number of Units Outstanding, End of Period                                              -        -        -        -   3,448
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                      $10.000  $10.560   $9.746   $7.785  $9.778
Accumulation Unit Value, End of Period                                            $10.560   $9.746   $7.785   $9.778 $10.712
Number of Units Outstanding, End of Period                                          5,428    7,204   28,718   44,525  41,833
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                      $10.000   $9.013   $7.054   $5.726  $7.257
Accumulation Unit Value, End of Period                                             $9.013   $7.054   $5.726   $7.257  $8.314
Number of Units Outstanding, End of Period                                          3,997   15,017   28,263   57,485  71,627
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                            -        -  $10.000   $7.305 $10.778
Accumulation Unit Value, End of Period                                                  -        -   $7.305  $10.778 $13.414
Number of Units Outstanding, End of Period                                              -        -    7,820   11,144   7,962
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                      $10.000   $8.114   $6.207   $4.496  $5.538
Accumulation Unit Value, End of Period                                             $8.114   $6.207   $4.496   $5.538  $5.735
Number of Units Outstanding, End of Period                                          3,404    4,428   14,057   38,335  39,607






*Contracts with the Longevity Reward Rider and the Enhanced Death Benefit, the
Performance Income Benefit, or the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH BENEFIT
COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.682   $6.821   $5.200   $6.456
Accumulation Unit Value, End of Period                                            $9.682   $6.821   $5.200   $6.456   $7.167
Number of Units Outstanding, End of Period                                         3,790    3,592    6,292    9,282   18,652
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.688   $9.978   $8.057  $10.149
Accumulation Unit Value, End of Period                                           $10.688   $9.978   $8.057  $10.149  $10.841
Number of Units Outstanding, End of Period                                        50,253  130,186  121,293  132,918  201,114
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.530   $6.864   $5.326   $6.442
Accumulation Unit Value, End of Period                                            $9.530   $6.864   $5.326   $6.442   $7.052
Number of Units Outstanding, End of Period                                        55,513  122,771   97,168  125,713  140,268
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.196   $7.448   $5.769   $7.331
Accumulation Unit Value, End of Period                                            $9.196   $7.448   $5.769   $7.331   $8.140
Number of Units Outstanding, End of Period                                        23,454   37,252   47,375   43,203   58,810
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $6.857   $4.960   $6.405
Accumulation Unit Value, End of Period                                            $9.869   $6.857   $4.960   $6.405   $7.099
Number of Units Outstanding, End of Period                                             0        0      494      494      494
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.937   $9.175   $7.905  $10.283
Accumulation Unit Value, End of Period                                            $9.937   $9.175   $7.905  $10.283  $11.640
Number of Units Outstanding, End of Period                                        13,949   37,059   42,631   61,916   72,505
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $6.947   $4.532   $4.146   $5.215
Accumulation Unit Value, End of Period                                            $6.947   $4.532   $4.146   $5.215   $5.642
Number of Units Outstanding, End of Period                                         4,679    5,065   15,389   16,556   22,282
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.112   $9.198  $10.947
Accumulation Unit Value, End of Period                                           $10.277  $10.112   $9.198  $10.947  $11.964
Number of Units Outstanding, End of Period                                             0   30,858   11,696    8,820   26,357
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.264   $2.929   $4.647
Accumulation Unit Value, End of Period                                            $9.593   $5.264   $2.929   $4.647   $4.739
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.310  $10.839  $11.109  $11.185
Accumulation Unit Value, End of Period                                           $10.310  $10.839  $11.109  $11.185  $11.173
Number of Units Outstanding, End of Period                                             0    1,344    9,484   10,026   15,470
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.267  $10.506  $10.485  $10.396
Accumulation Unit Value, End of Period                                           $10.267  $10.506  $10.485  $10.396  $10.328
Number of Units Outstanding, End of Period                                         2,122   24,050   23,607   27,338   36,878




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.759  $11.609  $12.065  $12.887
Accumulation Unit Value, End of Period                                           $10.759  $11.609  $12.065  $12.887  $13.356
Number of Units Outstanding, End of Period                                         9,069   38,761   40,119   61,233   61,127
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.957   $7.742   $5.911   $7.443
Accumulation Unit Value, End of Period                                            $8.957   $7.742   $5.911   $7.443   $8.107
Number of Units Outstanding, End of Period                                         9,545    8,769   16,817   11,192   12,703
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.926   $8.780   $7.793   $9.690
Accumulation Unit Value, End of Period                                            $9.926   $8.780   $7.793   $9.690  $10.533
Number of Units Outstanding, End of Period                                        52,247  180,367  105,669  144,775  117,831
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.406   $5.627   $6.503
Accumulation Unit Value, End of Period                                           $10.128   $7.406   $5.627   $6.503   $7.728
Number of Units Outstanding, End of Period                                        30,526   72,900   67,904   74,314   78,558
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $5.568   $5.272   $7.771
Accumulation Unit Value, End of Period                                            $9.538   $5.568   $5.272   $7.771   $9.423
Number of Units Outstanding, End of Period                                             0        0    6,165    3,790   11,797
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.327   $6.961   $4.946   $6.086
Accumulation Unit Value, End of Period                                            $8.327   $6.961   $4.946   $6.086   $6.460
Number of Units Outstanding, End of Period                                        11,936   15,170    6,235   10,156   26,153
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.045   $7.189   $5.890   $7.392
Accumulation Unit Value, End of Period                                            $9.045   $7.189   $5.890   $7.392   $8.547
Number of Units Outstanding, End of Period                                         1,098    5,136    9,222    9,873   17,590
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.317  $10.217
Accumulation Unit Value, End of Period                                                 -            $7.317  $10.217  $12.236
Number of Units Outstanding, End of Period                                             -        -      887    8,193   12,396
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.221   $9.749   $6.911   $9.633
Accumulation Unit Value, End of Period                                           $10.221   $9.749   $6.911   $9.633  $10.872
Number of Units Outstanding, End of Period                                           361   11,011   14,736   17,598   20,113
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $12.431  $12.064  $16.452
Accumulation Unit Value, End of Period                                           $10.025  $12.431  $12.064  $16.452  $22.102
Number of Units Outstanding, End of Period                                             0      144    1,927    3,216    8,569
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.135
Number of Units Outstanding, End of Period                                             -        -        -        -    2,594
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.057  $10.395
Accumulation Unit Value, End of Period                                                 -        -   $8.057  $10.395  $12.057
Number of Units Outstanding, End of Period                                             -        -      205    8,269   42,824
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.121   $5.479   $3.643   $4.570
Accumulation Unit Value, End of Period                                            $8.121   $5.479   $3.643   $4.570   $4.817
Number of Units Outstanding, End of Period                                        14,669   16,442   20,987   38,535   70,463
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $6.253   $4.659   $5.943
Accumulation Unit Value, End of Period                                            $9.895   $6.253   $4.659   $5.943   $6.241
Number of Units Outstanding, End of Period                                             0      475    1,687    2,161   17,146
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $4.813   $3.272   $4.230
Accumulation Unit Value, End of Period                                            $9.911   $4.813   $3.272   $4.230   $4.509
Number of Units Outstanding, End of Period                                             0      662    3,118    3,576    2,815
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -   10.826
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.313   $7.159   $4.917   $6.057
Accumulation Unit Value, End of Period                                            $8.313   $7.159   $4.917   $6.057   $6.310
Number of Units Outstanding, End of Period                                           101       99    3,349    3,370    2,319
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $6.153   $4.246   $5.633
Accumulation Unit Value, End of Period                                            $9.927   $6.153   $4.246   $5.633   $6.354
Number of Units Outstanding, End of Period                                             0        0        0        0   10,400
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.092   $7.727  $10.060
Accumulation Unit Value, End of Period                                           $10.359  $10.092   $7.727  $10.060  $11.020
Number of Units Outstanding, End of Period                                             0    6,026   12,958   19,313   22,522
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $7.971   $6.484   $4.416   $5.366
Accumulation Unit Value, End of Period                                            $7.971   $6.484   $4.416   $5.366   $5.726
Number of Units Outstanding, End of Period                                         1,954    3,244    3,632    5,179    4,621





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.701
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.246
Number of Units Outstanding, End of Period                                             -        -        -        -    5,173
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.957
Number of Units Outstanding, End of Period                                             -        -        -        -    1,650
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.525
Number of Units Outstanding, End of Period                                             -        -        -        -      351
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.729   $7.763   $9.739
Accumulation Unit Value, End of Period                                           $10.225   $9.729   $7.763   $9.739  $10.658
Number of Units Outstanding, End of Period                                             0    1,234    2,855    3,109    7,921
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $7.042   $5.710   $7.228
Accumulation Unit Value, End of Period                                           $10.316   $7.042   $5.710   $7.228   $8.272
Number of Units Outstanding, End of Period                                             0      820    2,127    2,104   14,061
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.299  $10.759
Accumulation Unit Value, End of Period                                                 -        -   $7.299  $10.759  $13.374
Number of Units Outstanding, End of Period                                             -        -    1,942    1,625      701
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.109   $6.196   $4.483   $5.516
Accumulation Unit Value, End of Period                                            $8.109   $6.196   $4.483   $5.516   $5.706
Number of Units Outstanding, End of Period                                           482    1,050    3,471    6,470   20,971




*Contracts with the Longevity Reward Rider with the Performance Benefit
Combination or the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $6.605   $4.941   $6.131
Accumulation Unit Value, End of Period                                           $10.129   $6.605   $4.941   $6.131   $6.802
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.726   $7.849   $9.881
Accumulation Unit Value, End of Period                                           $10.495   $9.726   $7.849   $9.881  $10.549
Number of Units Outstanding, End of Period                                             0    1,066   11,886   14,734   14,673
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $6.674   $5.176   $6.256
Accumulation Unit Value, End of Period                                           $10.128   $6.674   $5.176   $6.256   $6.844
Number of Units Outstanding, End of Period                                             0    5,104   16,549   13,735   11,088
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.363   $6.473   $8.222
Accumulation Unit Value, End of Period                                           $10.401   $8.363   $6.473   $8.222   $9.124
Number of Units Outstanding, End of Period                                             0    2,012    7,417   10,658    9,910
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.870   $7.368   $5.324   $6.872
Accumulation Unit Value, End of Period                                            $9.870   $7.368   $5.324   $6.872   $7.612
Number of Units Outstanding, End of Period                                             0        0        0    1,557    1,557
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.925   $8.171  $10.623
Accumulation Unit Value, End of Period                                           $10.319   $9.925   $8.171  $10.623  $12.018
Number of Units Outstanding, End of Period                                             0        0    8,755    7,222    8,185
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.540   $6.486   $4.983   $6.264
Accumulation Unit Value, End of Period                                            $9.540   $6.486   $4.983   $6.264   $6.773
Number of Units Outstanding, End of Period                                             0        0        0    1,888    1,886
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.258   $9.176  $10.915
Accumulation Unit Value, End of Period                                           $10.277  $10.258   $9.176  $10.915  $11.922
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.261   $2.925   $4.638
Accumulation Unit Value, End of Period                                            $9.593   $5.261   $2.925   $4.638   $4.727
Number of Units Outstanding, End of Period                                             0        0        0    1,759    1,637
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.007  $10.418  $10.856  $10.924
Accumulation Unit Value, End of Period                                           $10.007  $10.418  $10.856  $10.924  $10.906
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.264  $10.272  $10.179
Accumulation Unit Value, End of Period                                           $10.017  $10.264  $10.272  $10.179  $10.106
Number of Units Outstanding, End of Period                                             0        0    2,635    2,632      848




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $11.011  $11.651  $12.437
Accumulation Unit Value, End of Period                                           $10.018  $11.011  $11.651  $12.437  $12.882
Number of Units Outstanding, End of Period                                             0        0    3,384    8,083        0
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.232   $6.072   $7.641
Accumulation Unit Value, End of Period                                            $9.978   $8.232   $6.072   $7.641   $8.318
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $8.466   $7.509   $9.331
Accumulation Unit Value, End of Period                                           $10.071   $8.466   $7.509   $9.331  $10.138
Number of Units Outstanding, End of Period                                             0    2,056    3,712   20,526    5,142
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.325   $5.562   $6.424
Accumulation Unit Value, End of Period                                           $10.139   $7.325   $5.562   $6.424   $7.630
Number of Units Outstanding, End of Period                                             0        0    2,297    2,297    2,297
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $7.320   $6.924  $10.201
Accumulation Unit Value, End of Period                                            $9.538   $7.320   $6.924  $10.201  $12.362
Number of Units Outstanding, End of Period                                             0        0        0      872      872
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $7.204   $5.094   $6.264
Accumulation Unit Value, End of Period                                            $9.829   $7.204   $5.094   $6.264   $6.645
Number of Units Outstanding, End of Period                                             0        0      699      698      696
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.410   $6.399   $8.026
Accumulation Unit Value, End of Period                                           $10.199   $8.410   $6.399   $8.026   $9.274
Number of Units Outstanding, End of Period                                             0        0        0    7,117        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.314  $10.207
Accumulation Unit Value, End of Period                                                 -        -   $7.314  $10.207  $12.217
Number of Units Outstanding, End of Period                                             -        -        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.486   $6.642   $9.252
Accumulation Unit Value, End of Period                                           $10.319   $9.486   $6.642   $9.252  $10.436
Number of Units Outstanding, End of Period                                             0        0      326   12,477    1,243
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.993  $11.272  $15.363
Accumulation Unit Value, End of Period                                           $10.025  $11.993  $11.272  $15.363  $20.626
Number of Units Outstanding, End of Period                                             0        0        0      114      104
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.131
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.054  $10.385
Accumulation Unit Value, End of Period                                                 -        -   $8.054  $10.385  $12.037
Number of Units Outstanding, End of Period                                             -        -        0   11,512    7,659
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $5.763   $3.635   $4.557
Accumulation Unit Value, End of Period                                            $9.838   $5.763   $3.635   $4.557   $4.801
Number of Units Outstanding, End of Period                                             0        0      583      581      580
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $6.326   $4.631   $5.905
Accumulation Unit Value, End of Period                                            $9.895   $6.326   $4.631   $5.905   $6.197
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $5.796   $3.678   $4.752
Accumulation Unit Value, End of Period                                            $9.911   $5.796   $3.678   $4.752   $5.062
Number of Units Outstanding, End of Period                                             0        0        0    1,088    1,088
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.821
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.320   $5.558   $6.843
Accumulation Unit Value, End of Period                                           $10.158   $8.320   $5.558   $6.843   $7.125
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $6.819   $4.701   $6.233
Accumulation Unit Value, End of Period                                            $9.927   $6.819   $4.701   $6.233   $7.027
Number of Units Outstanding, End of Period                                             0        0        0    1,083    1,009
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359   $9.801   $7.499   $9.757
Accumulation Unit Value, End of Period                                           $10.359   $9.801   $7.499   $9.757  $10.682
Number of Units Outstanding, End of Period                                             0    1,014    1,014    1,014    2,097
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $7.305   $4.890   $5.939
Accumulation Unit Value, End of Period                                            $9.807   $7.305   $4.890   $5.939   $6.333
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.696
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.241
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.953
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.520
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.282   $7.402   $9.281
Accumulation Unit Value, End of Period                                           $10.225   $9.282   $7.402   $9.281  $10.150
Number of Units Outstanding, End of Period                                             0    1,039    1,547    1,546    1,545
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.217   $6.296   $7.965
Accumulation Unit Value, End of Period                                           $10.316   $8.217   $6.296   $7.965   $9.110
Number of Units Outstanding, End of Period                                             0        0      451      450      449
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.296  $10.748
Accumulation Unit Value, End of Period                                                 -        -   $7.296  $10.748  $13.353
Number of Units Outstanding, End of Period                                             -        -        0      172      147
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.100   $4.859   $5.975
Accumulation Unit Value, End of Period                                            $9.817   $7.100   $4.859   $5.975   $6.177
Number of Units Outstanding, End of Period                                             0        0        0        0        0




*Contracts with the Longevity Reward Rider with the Income Benefit Combination
Option 2 were first offered under the Contracts on October 30, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $6.594   $4.920   $6.092
Accumulation Unit Value, End of Period                                           $10.129   $6.594   $4.920   $6.092   $6.746
Number of Units Outstanding, End of Period                                             0        0        0      826      825
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.494   $9.704   $7.815   $9.819
Accumulation Unit Value, End of Period                                           $10.494   $9.704   $7.815   $9.819  $10.462
Number of Units Outstanding, End of Period                                             0   10,388   19,689   33,534   25,533
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.127   $6.659   $5.153   $6.217
Accumulation Unit Value, End of Period                                           $10.127   $6.659   $5.153   $6.217   $6.788
Number of Units Outstanding, End of Period                                             0    6,558   27,362   48,892   41,361
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.400   $8.344   $6.446   $8.170
Accumulation Unit Value, End of Period                                           $10.400   $8.344   $6.446   $8.170   $9.048
Number of Units Outstanding, End of Period                                             0    3,180   13,466   24,573   18,963
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.868   $7.356   $5.301   $6.829
Accumulation Unit Value, End of Period                                            $9.868   $7.356   $5.301   $6.829   $7.549
Number of Units Outstanding, End of Period                                             0        0        0    1,144    1,127
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.318   $9.468   $8.136  $10.556
Accumulation Unit Value, End of Period                                           $10.318   $9.468   $8.136  $10.556  $11.919
Number of Units Outstanding, End of Period                                             0      126    9,357   14,353    9,577
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.541   $5.438   $4.961   $6.225
Accumulation Unit Value, End of Period                                            $9.541   $5.438   $4.961   $6.225   $6.717
Number of Units Outstanding, End of Period                                             0      426    2,107    2,720    2,557
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.276  $10.242   $9.137  $10.846
Accumulation Unit Value, End of Period                                           $10.276  $10.242   $9.137  $10.846  $11.823
Number of Units Outstanding, End of Period                                             0        0        0    1,796    1,070
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.592   $5.253   $2.913   $4.609
Accumulation Unit Value, End of Period                                            $9.592   $5.253   $2.913   $4.609   $4.688
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.006  $10.401  $10.810  $10.856
Accumulation Unit Value, End of Period                                           $10.006  $10.401  $10.810  $10.856  $10.816
Number of Units Outstanding, End of Period                                             0        0    2,594    9,747   12,536
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.016  $10.274  $10.228  $10.115
Accumulation Unit Value, End of Period                                           $10.016  $10.274  $10.228  $10.115  $10.023
Number of Units Outstanding, End of Period                                             0    1,302    8,893    4,973    5,949




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $11.192  $11.601  $12.359
Accumulation Unit Value, End of Period                                           $10.017  $11.192  $11.601  $12.359  $12.775
Number of Units Outstanding, End of Period                                             0        0   12,379   15,998   11,235
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.218   $6.046   $7.593
Accumulation Unit Value, End of Period                                            $9.978   $8.218   $6.046   $7.593   $8.250
Number of Units Outstanding, End of Period                                             0        0    5,382    7,145    5,534
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $8.447   $7.477   $9.273
Accumulation Unit Value, End of Period                                           $10.071   $8.447   $7.477   $9.273  $10.054
Number of Units Outstanding, End of Period                                             0   16,545   30,864   34,527   80,279
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.308   $5.538   $6.384
Accumulation Unit Value, End of Period                                           $10.139   $7.308   $5.538   $6.384   $7.567
Number of Units Outstanding, End of Period                                             0    2,704    4,008    6,900    5,496
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.537   $7.308   $6.894  $10.137
Accumulation Unit Value, End of Period                                            $9.537   $7.308   $6.894  $10.137  $12.260
Number of Units Outstanding, End of Period                                             0        0      949    1,030    1,920
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.828   $7.192   $5.072   $6.224
Accumulation Unit Value, End of Period                                            $9.828   $7.192   $5.072   $6.224   $6.590
Number of Units Outstanding, End of Period                                             0        0    3,861    1,931    1,957
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.198   $8.396   $6.372   $7.976
Accumulation Unit Value, End of Period                                           $10.198   $8.396   $6.372   $7.976   $9.198
Number of Units Outstanding, End of Period                                             0        0        0      111      453
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.305  $10.173
Accumulation Unit Value, End of Period                                                 -        -   $7.305  $10.173  $12.152
Number of Units Outstanding, End of Period                                             -        -        0    1,029    2,782
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.471   $6.613   $9.194
Accumulation Unit Value, End of Period                                           $10.319   $9.471   $6.613   $9.194  $10.349
Number of Units Outstanding, End of Period                                             0        0    6,599    8,897    4,690
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.024  $11.974  $11.224  $15.267
Accumulation Unit Value, End of Period                                           $10.024  $11.974  $11.224  $15.267  $20.456
Number of Units Outstanding, End of Period                                             0        0      356      915    1,308
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.116
Number of Units Outstanding, End of Period                                             -        -        -        -      203
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.043  $10.350
Accumulation Unit Value, End of Period                                                 -        -   $8.043  $10.350  $11.973
Number of Units Outstanding, End of Period                                             -        -    2,151    7,639    9,193
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.837   $5.754   $3.620   $4.528
Accumulation Unit Value, End of Period                                            $9.837   $5.754   $3.620   $4.528   $4.761
Number of Units Outstanding, End of Period                                             0        0    5,789    4,743    5,792
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $6.316   $4.612   $5.868
Accumulation Unit Value, End of Period                                            $9.895   $6.316   $4.612   $5.868   $6.146
Number of Units Outstanding, End of Period                                             0        0        0      202    1,252
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.910   $5.787   $3.663   $4.722
Accumulation Unit Value, End of Period                                            $9.910   $5.787   $3.663   $4.722   $5.020
Number of Units Outstanding, End of Period                                             0        0        0    1,672      181
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.807
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.307   $5.534   $6.800
Accumulation Unit Value, End of Period                                           $10.158   $8.307   $5.534   $6.800   $7.066
Number of Units Outstanding, End of Period                                             0        0        0      122      126
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $6.808   $4.681   $6.194
Accumulation Unit Value, End of Period                                            $9.927   $6.808   $4.681   $6.194   $6.969
Number of Units Outstanding, End of Period                                             0        0        0       25    4,201
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.356  $10.108   $7.467   $9.696
Accumulation Unit Value, End of Period                                           $10.356  $10.108   $7.467   $9.696  $10.594
Number of Units Outstanding, End of Period                                             0        0   10,597    9,853    7,909
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $7.294   $4.869   $5.901
Accumulation Unit Value, End of Period                                            $9.807   $7.294   $4.869   $5.901   $6.281
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.682
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.226
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.938
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.504
Number of Units Outstanding, End of Period                                             -        -        -        -    1,509
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.224   $9.697   $7.370   $9.223
Accumulation Unit Value, End of Period                                           $10.224   $9.697   $7.370   $9.223  $10.067
Number of Units Outstanding, End of Period                                             0        0        0        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.315   $8.204   $6.269   $7.915
Accumulation Unit Value, End of Period                                           $10.315   $8.204   $6.269   $7.915   $9.035
Number of Units Outstanding, End of Period                                             0        0    4,846    4,320    4,289
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.287  $10.712
Accumulation Unit Value, End of Period                                                 -        -   $7.287  $10.712  $13.282
Number of Units Outstanding, End of Period                                             -        -        0    2,197    2,174
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.816   $7.089   $4.839   $5.937
Accumulation Unit Value, End of Period                                            $9.816   $7.089   $4.839   $5.937   $6.126
Number of Units Outstanding, End of Period                                             0        0        0       26        4





*Contracts with the Longevity Reward Rider with the Income and Death Benefit
Combination Option 2were first offered under the Contracts on October 30, 2000.
The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The
Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.140   $5.445   $6.763
Accumulation Unit Value, End of Period                                           $10.130   $7.140   $5.445   $6.763   $7.511
Number of Units Outstanding, End of Period                                             0    8,274    2,542    1,721    1,721
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.500   $9.803   $7.919   $9.979
Accumulation Unit Value, End of Period                                           $10.500   $9.803   $7.919   $9.979  $10.664
Number of Units Outstanding, End of Period                                             0   32,767   42,750   42,787   53,435
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.298   $5.665   $6.855
Accumulation Unit Value, End of Period                                           $10.130   $7.298   $5.665   $6.855   $7.507
Number of Units Outstanding, End of Period                                             0   42,019   64,478   74,136   73,329
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.400   $8.428   $6.530   $8.302
Accumulation Unit Value, End of Period                                           $10.400   $8.428   $6.530   $8.302   $9.222
Number of Units Outstanding, End of Period                                             0   15,632   22,600   21,150   22,618
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.870   $7.455   $5.817   $7.515
Accumulation Unit Value, End of Period                                            $9.870   $7.455   $5.817   $7.515   $8.333
Number of Units Outstanding, End of Period                                             0    2,872    2,872        0      768
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.532   $8.216  $10.692
Accumulation Unit Value, End of Period                                           $10.320   $9.532   $8.216  $10.692  $12.108
Number of Units Outstanding, End of Period                                             0   10,847   20,590   20,537   22,011
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.540   $6.229   $5.699   $7.173
Accumulation Unit Value, End of Period                                            $9.540   $6.229   $5.699   $7.173   $7.763
Number of Units Outstanding, End of Period                                             0    1,095    3,098    3,466    3,619
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.280  $10.524   $9.427  $11.224
Accumulation Unit Value, End of Period                                           $10.280  $10.524   $9.427  $11.224  $12.272
Number of Units Outstanding, End of Period                                             0        0    3,451    3,541    3,582
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.590   $5.438   $3.028   $4.805
Accumulation Unit Value, End of Period                                            $9.590   $5.438   $3.028   $4.805   $4.902
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.523  $10.789  $10.867
Accumulation Unit Value, End of Period                                           $10.010  $10.523  $10.789  $10.867  $10.860
Number of Units Outstanding, End of Period                                             0    2,790   11,646    9,583   14,163
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.020  $10.217  $10.239  $10.156
Accumulation Unit Value, End of Period                                           $10.020  $10.217  $10.239  $10.156  $10.094
Number of Units Outstanding, End of Period                                             0        0    6,065    6,224    7,414




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.020  $10.815  $11.244  $12.014
Accumulation Unit Value, End of Period                                           $10.020  $10.815  $11.244  $12.014  $12.457
Number of Units Outstanding, End of Period                                             0   13,397   30,063   32,090   20,752
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.980   $8.629   $6.590   $8.302
Accumulation Unit Value, End of Period                                            $9.980   $8.629   $6.590   $8.302   $9.047
Number of Units Outstanding, End of Period                                             0    2,300   17,670   21,148   22,901
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.070   $8.913   $7.914   $9.844
Accumulation Unit Value, End of Period                                           $10.070   $8.913   $7.914   $9.844  $10.706
Number of Units Outstanding, End of Period                                             0   16,838   39,436   39,654   34,113
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.140   $7.418   $5.638   $6.518
Accumulation Unit Value, End of Period                                           $10.140   $7.418   $5.638   $6.518   $7.749
Number of Units Outstanding, End of Period                                             0   15,501   17,202   17,738   31,354
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.540   $8.788   $7.888  $11.633
Accumulation Unit Value, End of Period                                            $9.540   $8.788   $7.888  $11.633  $14.111
Number of Units Outstanding, End of Period                                             0    1,255      649      648      832
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.830   $8.252   $5.843   $7.192
Accumulation Unit Value, End of Period                                            $9.830   $8.252   $5.843   $7.192   $7.637
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.200   $8.110   $6.647   $8.346
Accumulation Unit Value, End of Period                                           $10.200   $8.110   $6.647   $8.346   $9.653
Number of Units Outstanding, End of Period                                             0    5,712    4,909    4,736    5,792
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.319  $10.224
Accumulation Unit Value, End of Period                                                 -        -   $7.319  $10.224  $12.250
Number of Units Outstanding, End of Period                                             -        -        0        0      333
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.848   $6.984   $9.738
Accumulation Unit Value, End of Period                                           $10.320   $9.848   $6.984   $9.738  $10.995
Number of Units Outstanding, End of Period                                             0    2,318    3,395      980    2,089
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.030  $11.192  $10.534  $14.371
Accumulation Unit Value, End of Period                                           $10.030  $11.192  $10.534  $14.371  $19.313
Number of Units Outstanding, End of Period                                             0        0      345      345      661
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.138
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.059  $10.402
Accumulation Unit Value, End of Period                                                 -        -   $8.059  $10.402  $12.069
Number of Units Outstanding, End of Period                                             -        -    5,914    5,415    6,312
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.840   $6.641   $4.417   $5.543
Accumulation Unit Value, End of Period                                            $9.840   $6.641   $4.417   $5.543   $5.846
Number of Units Outstanding, End of Period                                             0    5,649    1,319    1,291    1,315
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.900   $7.605   $5.575   $7.115
Accumulation Unit Value, End of Period                                            $9.900   $7.605   $5.575   $7.115   $7.475
Number of Units Outstanding, End of Period                                             0        0      912      947    1,641
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.910   $6.909   $4.391   $5.678
Accumulation Unit Value, End of Period                                            $9.910   $6.909   $4.391   $5.678   $6.055
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.829
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.160   $8.752   $6.014   $7.411
Accumulation Unit Value, End of Period                                           $10.160   $8.752   $6.014   $7.411   $7.724
Number of Units Outstanding, End of Period                                             0    2,532    2,532        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.930   $7.645   $5.278   $7.006
Accumulation Unit Value, End of Period                                            $9.930   $7.645   $5.278   $7.006   $7.906
Number of Units Outstanding, End of Period                                             0        0        0      869      830
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.360  $10.222   $7.829  $10.197
Accumulation Unit Value, End of Period                                           $10.360  $10.222   $7.829  $10.197  $11.175
Number of Units Outstanding, End of Period                                             0    8,207   12,552   10,278   11,954
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.810   $7.982   $5.439   $6.611
Accumulation Unit Value, End of Period                                            $9.810   $7.982   $5.439   $6.611   $7.058
Number of Units Outstanding, End of Period                                             0        0        0       85       85





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.703
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.249
Number of Units Outstanding, End of Period                                             -        -        -        -    7,572
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.960
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.528
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.230   $9.431   $7.528   $9.448
Accumulation Unit Value, End of Period                                           $10.230   $9.431   $7.528   $9.448  $10.344
Number of Units Outstanding, End of Period                                             0    2,347    2,347        0      917
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $8.069   $6.546   $8.289
Accumulation Unit Value, End of Period                                           $10.320   $8.069   $6.546   $8.289   $9.490
Number of Units Outstanding, End of Period                                             0    2,833    3,124    2,972    3,719
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.301  $10.766
Accumulation Unit Value, End of Period                                                 -        -   $7.301  $10.766  $13.389
Number of Units Outstanding, End of Period                                             -        -        0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.820   $7.566   $5.477   $6.741
Accumulation Unit Value, End of Period                                            $9.820   $7.566   $5.477   $6.741   $6.976
Number of Units Outstanding, End of Period                                             0    2,587      890      980    1,027




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00.
The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED DEATH BENEFIT, THE
PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.130   $7.125   $5.430   $6.736
Accumulation Unit Value, End of Period                                           $10.130   $7.125   $5.430   $6.736   $7.471
Number of Units Outstanding, End of Period                                             0    6,584        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.790   $7.898   $9.939
Accumulation Unit Value, End of Period                                           $10.495   $9.790   $7.898   $9.939  $10.608
Number of Units Outstanding, End of Period                                        18,159   36,377   71,083   75,289   74,505
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.288   $5.650   $6.828
Accumulation Unit Value, End of Period                                           $10.128   $7.288   $5.650   $6.828   $7.467
Number of Units Outstanding, End of Period                                        31,703   49,917   70,133   95,253   83,819
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.417   $6.513   $8.270
Accumulation Unit Value, End of Period                                           $10.401   $8.417   $6.513   $8.270   $9.174
Number of Units Outstanding, End of Period                                        23,608   13,473   12,220   17,274   16,765
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $8.031   $5.801   $7.485
Accumulation Unit Value, End of Period                                            $9.869   $8.031   $5.801   $7.485   $8.289
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.519   $8.194  $10.650
Accumulation Unit Value, End of Period                                           $10.319   $9.519   $8.194  $10.650  $12.045
Number of Units Outstanding, End of Period                                        11,559   16,653   18,274   17,321   17,415
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $6.220   $5.684   $7.144
Accumulation Unit Value, End of Period                                            $9.542   $6.220   $5.684   $7.144   $7.722
Number of Units Outstanding, End of Period                                         5,110    3,793    1,640    1,635    1,631
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593  $10.345   $9.402  $11.180
Accumulation Unit Value, End of Period                                            $9.593  $10.345   $9.402  $11.180  $12.208
Number of Units Outstanding, End of Period                                             0    1,634    1,634    1,634    1,634
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277   $5.433   $3.019   $4.786
Accumulation Unit Value, End of Period                                           $10.277   $5.433   $3.019   $4.786   $4.877
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.330  $10.760  $10.824
Accumulation Unit Value, End of Period                                           $10.010  $10.330  $10.760  $10.824  $10.803
Number of Units Outstanding, End of Period                                             0        0       66      579      636
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.241  $10.212  $10.116
Accumulation Unit Value, End of Period                                           $10.017  $10.241  $10.212  $10.116  $10.041
Number of Units Outstanding, End of Period                                             0        0    7,378   14,580   16,991




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.800  $11.214  $11.967
Accumulation Unit Value, End of Period                                           $10.018  $10.800  $11.214  $11.967  $12.391
Number of Units Outstanding, End of Period                                             0    1,594    2,479    7,530    4,023
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.979   $8.617   $6.573   $8.269
Accumulation Unit Value, End of Period                                            $9.979   $8.617   $6.573   $8.269   $8.999
Number of Units Outstanding, End of Period                                             0      793    4,489   17,514   11,128
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $8.901   $7.893   $9.805
Accumulation Unit Value, End of Period                                           $10.072   $8.901   $7.893   $9.805  $10.650
Number of Units Outstanding, End of Period                                        20,031   13,653   22,795   53,168   52,874
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.140   $7.408   $5.623   $6.493
Accumulation Unit Value, End of Period                                           $10.140   $7.408   $5.623   $6.493   $7.709
Number of Units Outstanding, End of Period                                             0   34,512   31,969   41,789   42,181
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.326   $7.867  $11.587
Accumulation Unit Value, End of Period                                            $9.538   $8.326   $7.867  $11.587  $14.037
Number of Units Outstanding, End of Period                                             0        0    1,079    1,538    1,537
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.210   $5.827   $7.164
Accumulation Unit Value, End of Period                                            $9.829   $8.210   $5.827   $7.164   $7.597
Number of Units Outstanding, End of Period                                             0    2,081    2,079    2,075    2,073
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.099   $6.630   $8.313
Accumulation Unit Value, End of Period                                           $10.199   $8.099   $6.630   $8.313   $9.602
Number of Units Outstanding, End of Period                                             0    2,017      268      263      244
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.313  $10.202
Accumulation Unit Value, End of Period                                                 -        -   $7.313  $10.202  $12.207
Number of Units Outstanding, End of Period                                             -        -    2,108    3,788    3,718
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.834   $6.965   $9.699
Accumulation Unit Value, End of Period                                           $10.320   $9.834   $6.965   $9.699  $10.937
Number of Units Outstanding, End of Period                                             0    4,883    5,129    5,253    5,247
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.182  $10.506  $14.314
Accumulation Unit Value, End of Period                                           $10.025  $11.182  $10.506  $14.314  $19.212
Number of Units Outstanding, End of Period                                             0        0      749      947      170
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.128
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.052  $10.380
Accumulation Unit Value, End of Period                                                 -        -   $8.052  $10.380  $12.028
Number of Units Outstanding, End of Period                                             -        -      214    4,034   10,094
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.632   $4.406   $5.521
Accumulation Unit Value, End of Period                                            $9.838   $6.632   $4.406   $5.521   $5.815
Number of Units Outstanding, End of Period                                             0      616    1,150    3,077    3,435
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.896   $7.464   $5.560   $7.087
Accumulation Unit Value, End of Period                                            $9.896   $7.464   $5.560   $7.087   $7.435
Number of Units Outstanding, End of Period                                             0    5,678        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.903   $4.379   $5.656
Accumulation Unit Value, End of Period                                            $9.911   $6.903   $4.379   $5.656   $6.023
Number of Units Outstanding, End of Period                                             0        0      392    2,926    2,880
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.819
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.159   $8.740   $5.998   $7.382
Accumulation Unit Value, End of Period                                           $10.159   $8.740   $5.998   $7.382   $7.684
Number of Units Outstanding, End of Period                                             0      954      954      954      722
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.928   $7.639   $5.264   $6.978
Accumulation Unit Value, End of Period                                            $9.928   $7.639   $5.264   $6.978   $7.864
Number of Units Outstanding, End of Period                                             0        0        0    1,517    4,938
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.208   $7.808  $10.157
Accumulation Unit Value, End of Period                                           $10.359  $10.208   $7.808  $10.157  $11.116
Number of Units Outstanding, End of Period                                             0    2,843    5,213   10,026   12,137
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.808   $7.971   $5.424   $6.585
Accumulation Unit Value, End of Period                                            $9.808   $7.971   $5.424   $6.585   $7.021
Number of Units Outstanding, End of Period                                             0    1,017    1,545    1,542    1,540





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.694
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.239
Number of Units Outstanding, End of Period                                             -        -        -        -    1,255
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.950
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.518
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.856   $7.508   $9.411
Accumulation Unit Value, End of Period                                           $10.225   $9.856   $7.508   $9.411  $10.290
Number of Units Outstanding, End of Period                                             0        0        0    1,663    1,588
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.058   $6.528   $8.257
Accumulation Unit Value, End of Period                                           $10.316   $8.058   $6.528   $8.257   $9.441
Number of Units Outstanding, End of Period                                             0    2,709    2,709    3,068    2,858
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.295  $10.743
Accumulation Unit Value, End of Period                                                 -        -   $7.295  $10.743  $13.342
Number of Units Outstanding, End of Period                                             -        -    2,094    2,230    2,220
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.556   $5.463   $6.714
Accumulation Unit Value, End of Period                                            $9.817   $7.556   $5.463   $6.714   $6.940
Number of Units Outstanding, End of Period                                             0      858      858      858      858




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH LONGEVITY REWARD RIDER,
ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT COMBINATION OPTION OR
PERFORMANCE BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $7.122   $5.418   $6.714
Accumulation Unit Value, End of Period                                           $10.129   $7.122   $5.418   $6.714   $7.438
Number of Units Outstanding, End of Period                                             0      685      683      529    1,799
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.779   $7.880   $9.906
Accumulation Unit Value, End of Period                                           $10.495   $9.779   $7.880   $9.906  $10.561
Number of Units Outstanding, End of Period                                        11,924   26,520   68,216   70,032   70,821
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.280   $5.637   $6.805
Accumulation Unit Value, End of Period                                           $10.128   $7.280   $5.637   $6.805   $7.434
Number of Units Outstanding, End of Period                                         3,680   24,391   62,104   70,827   69,444
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.407   $6.498   $8.242
Accumulation Unit Value, End of Period                                           $10.401   $8.407   $6.498   $8.242   $9.133
Number of Units Outstanding, End of Period                                         9,466    9,998   23,556   27,735   28,315
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $8.025   $5.788   $7.460
Accumulation Unit Value, End of Period                                            $9.869   $8.025   $5.788   $7.460   $8.252
Number of Units Outstanding, End of Period                                             0        0        0      404    1,075
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.508   $8.176  $10.614
Accumulation Unit Value, End of Period                                           $10.319   $9.508   $8.176  $10.614  $11.991
Number of Units Outstanding, End of Period                                         8,932    9,555   19,240   21,539   25,861
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $6.213   $5.671   $7.121
Accumulation Unit Value, End of Period                                            $9.542   $6.213   $5.671   $7.121   $7.688
Number of Units Outstanding, End of Period                                         3,187    1,156    1,898    3,465    2,309
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.334   $9.381  $11.143
Accumulation Unit Value, End of Period                                           $10.277  $10.334   $9.381  $11.143  $12.154
Number of Units Outstanding, End of Period                                         3,460    3,291    3,223    1,835    1,835
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593   $5.429   $3.013   $4.770
Accumulation Unit Value, End of Period                                            $9.593   $5.429   $3.013   $4.770   $4.855
Number of Units Outstanding, End of Period                                             0        0    5,529    5,528    3,971
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.010  $10.322  $10.736  $10.788
Accumulation Unit Value, End of Period                                           $10.010  $10.322  $10.736  $10.788  $10.755
Number of Units Outstanding, End of Period                                             0        0      612        0      191
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.229  $10.189  $10.082
Accumulation Unit Value, End of Period                                           $10.017  $10.229  $10.189  $10.082   $9.997
Number of Units Outstanding, End of Period                                             0    8,819      512    1,799   13,218




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.788  $11.189  $11.927
Accumulation Unit Value, End of Period                                           $10.018  $10.788  $11.189  $11.927  $12.337
Number of Units Outstanding, End of Period                                             0   30,313   40,152   48,405   18,622
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.908   $6.558   $8.242
Accumulation Unit Value, End of Period                                            $9.978   $8.908   $6.558   $8.242   $8.959
Number of Units Outstanding, End of Period                                             0        0   10,797   11,050   14,880
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $8.891   $7.875   $9.773
Accumulation Unit Value, End of Period                                           $10.071   $8.891   $7.875   $9.773  $10.602
Number of Units Outstanding, End of Period                                         1,636   20,009   49,021   59,626   61,133
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.400   $5.610   $6.471
Accumulation Unit Value, End of Period                                           $10.139   $7.400   $5.610   $6.471   $7.675
Number of Units Outstanding, End of Period                                         1,818    2,088   15,213   14,147   11,092
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.314   $7.850  $11.548
Accumulation Unit Value, End of Period                                            $9.538   $8.314   $7.850  $11.548  $13.975
Number of Units Outstanding, End of Period                                             0        0       72    2,072    2,841
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.200   $5.814   $7.140
Accumulation Unit Value, End of Period                                            $9.829   $8.200   $5.814   $7.140   $7.564
Number of Units Outstanding, End of Period                                             0      272      984    3,987    2,553
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.709   $6.615   $8.285
Accumulation Unit Value, End of Period                                           $10.199   $8.709   $6.615   $8.285   $9.560
Number of Units Outstanding, End of Period                                             0        0       85    1,574    5,651
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.308  $10.183
Accumulation Unit Value, End of Period                                                 -        -   $7.308  $10.183  $12.171
Number of Units Outstanding, End of Period                                             -        -        0      229      582
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.823   $6.950   $9.667
Accumulation Unit Value, End of Period                                           $10.319   $9.823   $6.950   $9.667  $10.889
Number of Units Outstanding, End of Period                                             0    4,366    5,625    6,359    9,214
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $10.823  $10.482  $14.267
Accumulation Unit Value, End of Period                                           $10.025  $10.823  $10.482  $14.267  $19.127
Number of Units Outstanding, End of Period                                             0    1,035    1,049      454    1,937
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.120
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.046  $10.361
Accumulation Unit Value, End of Period                                                 -        -   $8.046  $10.361  $11.992
Number of Units Outstanding, End of Period                                             -        -    1,534    1,824    7,406
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.982   $4.396   $5.503
Accumulation Unit Value, End of Period                                            $9.838   $6.982   $4.396   $5.503   $5.789
Number of Units Outstanding, End of Period                                         3,527        0    2,081    4,849    8,506
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $7.592   $5.548   $7.063
Accumulation Unit Value, End of Period                                            $9.895   $7.592   $5.548   $7.063   $7.402
Number of Units Outstanding, End of Period                                             0        0      236      572    2,302
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.898   $4.370   $5.637
Accumulation Unit Value, End of Period                                            $9.911   $6.898   $4.370   $5.637   $5.997
Number of Units Outstanding, End of Period                                             0        0       76      545    2,068
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.811
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.975   $5.984   $7.358
Accumulation Unit Value, End of Period                                           $10.158   $8.975   $5.984   $7.358   $7.650
Number of Units Outstanding, End of Period                                             0        0       55       17    5,503
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $7.633   $5.253   $6.955
Accumulation Unit Value, End of Period                                            $9.927   $7.633   $5.253   $6.955   $7.830
Number of Units Outstanding, End of Period                                             0        0       60       18      368
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.196   $7.791  $10.123
Accumulation Unit Value, End of Period                                           $10.359  $10.196   $7.791  $10.123  $11.067
Number of Units Outstanding, End of Period                                             0   10,100   13,476   20,083   23,653
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.810   $8.100   $5.412   $6.563
Accumulation Unit Value, End of Period                                            $9.810   $8.100   $5.412   $6.563   $6.990
Number of Units Outstanding, End of Period                                           576        0       58       19      382





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.686
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.230
Number of Units Outstanding, End of Period                                             -        -        -        -    1,381
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.942
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.509
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.407   $7.491   $9.380
Accumulation Unit Value, End of Period                                           $10.225   $9.407   $7.491   $9.380  $10.244
Number of Units Outstanding, End of Period                                             0    1,046    1,088    1,013      967
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.517   $6.514   $8.229
Accumulation Unit Value, End of Period                                           $10.316   $8.517   $6.514   $8.229   $9.399
Number of Units Outstanding, End of Period                                             0        0       87    2,070    3,175
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.290  $10.723
Accumulation Unit Value, End of Period                                                 -        -   $7.290  $10.723  $13.303
Number of Units Outstanding, End of Period                                             -        -        0        0      897
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.979   $5.450   $6.692
Accumulation Unit Value, End of Period                                            $9.817   $7.979   $5.450   $6.692   $6.909
Number of Units Outstanding, End of Period                                             0        0    5,560    5,951    7,436




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and Enhanced Death Benefit, the Performance Death Benefit Income
Benefit, or the Performance Death Benefit Option were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME BENEFIT COMBINATION
OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $7.254   $5.412   $6.701
Accumulation Unit Value, End of Period                                           $10.129   $7.254   $5.412   $6.701   $7.420
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495  $10.473   $7.871   $9.888
Accumulation Unit Value, End of Period                                           $10.495  $10.473   $7.871   $9.888  $10.536
Number of Units Outstanding, End of Period                                             0        0        0    1,371    1,295
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.242   $5.630   $6.793
Accumulation Unit Value, End of Period                                           $10.128   $7.242   $5.630   $6.793   $7.416
Number of Units Outstanding, End of Period                                             0        0        0   10,363   10,252
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.774   $6.491   $8.227
Accumulation Unit Value, End of Period                                           $10.401   $8.774   $6.491   $8.227   $9.111
Number of Units Outstanding, End of Period                                             0        0        0      818      782
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $8.021   $5.781   $7.446
Accumulation Unit Value, End of Period                                            $9.869   $8.021   $5.781   $7.446   $8.232
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.946   $8.166  $10.595
Accumulation Unit Value, End of Period                                           $10.319   $9.946   $8.166  $10.595  $11.962
Number of Units Outstanding, End of Period                                             0        0        0      372      371
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $7.393   $5.664   $7.108
Accumulation Unit Value, End of Period                                            $9.542   $7.393   $5.664   $7.108   $7.670
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277  $10.503   $9.370  $11.123
Accumulation Unit Value, End of Period                                           $10.277  $10.503   $9.370  $11.123  $12.124
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.539   $5.426   $3.009   $4.761
Accumulation Unit Value, End of Period                                            $9.593   $5.426   $3.009   $4.761   $4.843
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.007  $10.318  $10.723  $10.769
Accumulation Unit Value, End of Period                                           $10.007  $10.318  $10.723  $10.769  $10.729
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.196  $10.177  $10.064
Accumulation Unit Value, End of Period                                           $10.017  $10.196  $10.177  $10.064   $9.972
Number of Units Outstanding, End of Period                                             0        0        0      821      746




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.591  $11.175  $11.905
Accumulation Unit Value, End of Period                                           $10.018  $10.591  $11.175  $11.905  $12.307
Number of Units Outstanding, End of Period                                             0        0        0    5,085    5,048
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.904   $6.550   $8.227
Accumulation Unit Value, End of Period                                            $9.978   $8.904   $6.550   $8.227   $8.938
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.071   $9.115   $7.866   $9.755
Accumulation Unit Value, End of Period                                           $10.071   $9.115   $7.866   $9.755  $10.577
Number of Units Outstanding, End of Period                                             0        0        0      740      740
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $8.352   $5.603   $6.459
Accumulation Unit Value, End of Period                                           $10.139   $8.352   $5.603   $6.459   $7.656
Number of Units Outstanding, End of Period                                             0        0        0    6,026    6,026
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.310   $7.840  $11.527
Accumulation Unit Value, End of Period                                            $9.538   $8.310   $7.840  $11.527  $13.942
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.235   $5.807   $7.127
Accumulation Unit Value, End of Period                                            $9.829   $8.235   $5.807   $7.127   $7.545
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.706   $6.607   $8.270
Accumulation Unit Value, End of Period                                           $10.199   $8.706   $6.607   $8.270   $9.537
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.305  $10.173
Accumulation Unit Value, End of Period                                                 -        -   $7.305  $10.173  $12.152
Number of Units Outstanding, End of Period                                             -        -        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.940   $6.941   $9.649
Accumulation Unit Value, End of Period                                           $10.319   $9.940   $6.941   $9.649  $10.862
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.169  $10.469  $14.241
Accumulation Unit Value, End of Period                                           $10.025  $11.169  $10.469  $14.241  $19.081
Number of Units Outstanding, End of Period                                             0        0        0        0        0
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.116
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.043  $10.350
Accumulation Unit Value, End of Period                                                 -        -   $8.043  $10.350  $11.973
Number of Units Outstanding, End of Period                                             -        -        0        0        0
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.979   $4.390   $5.493
Accumulation Unit Value, End of Period                                            $9.838   $6.979   $4.390   $5.493   $5.775
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $7.589   $5.541   $7.050
Accumulation Unit Value, End of Period                                            $9.895   $7.589   $5.541   $7.050   $7.385
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.895   $4.364   $5.627
Accumulation Unit Value, End of Period                                            $9.911   $6.895   $4.364   $5.627   $5.982
Number of Units Outstanding, End of Period                                             0        0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -   10.807
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.158   $8.971   $5.977   $7.344
Accumulation Unit Value, End of Period                                           $10.158   $8.971   $5.977   $7.344   $7.631
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $7.630   $5.246   $6.942
Accumulation Unit Value, End of Period                                            $9.927   $7.630   $5.246   $6.942   $7.811
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.356  $10.534   $7.781  $10.104
Accumulation Unit Value, End of Period                                           $10.356  $10.534   $7.781  $10.104  $11.040
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $8.097   $5.406   $6.551
Accumulation Unit Value, End of Period                                            $9.807   $8.097   $5.406   $6.551   $6.973
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.682
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.226
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.938
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -   11.504
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.844   $7.482   $9.362
Accumulation Unit Value, End of Period                                           $10.225   $9.844   $7.482   $9.362  $10.219
Number of Units Outstanding, End of Period                                             0        0        0        0        0
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.514   $6.506   $8.214
Accumulation Unit Value, End of Period                                           $10.316   $8.514   $6.506   $8.214   $9.376
Number of Units Outstanding, End of Period                                             0        0        0        0        0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.287  $10.712
Accumulation Unit Value, End of Period                                                 -        -   $7.287  $10.712  $13.282
Number of Units Outstanding, End of Period                                             -        -        0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.976   $5.444   $6.680
Accumulation Unit Value, End of Period                                            $9.817   $7.976   $5.444   $6.680   $6.892
Number of Units Outstanding, End of Period                                             0        0        0        0        0




*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and the Income Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation
Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.


(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE THE CONTRACTS WERE FIRST OFFERED WITH THE LONGEVITY REWARD
RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31                          2000     2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class X Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.129   $7.244   $5.390   $6.661
Accumulation Unit Value, End of Period                                           $10.129   $7.244   $5.390   $6.661   $7.360
Number of Units Outstanding, End of Period                                             0        0        0    1,847      997
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.495   $9.752   $7.839   $9.828
Accumulation Unit Value, End of Period                                           $10.495   $9.752   $7.839   $9.828  $10.451
Number of Units Outstanding, End of Period                                             0   13,010   34,183   20,007   41,870
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.128   $7.260   $5.608   $6.751
Accumulation Unit Value, End of Period                                           $10.128   $7.260   $5.608   $6.751   $7.357
Number of Units Outstanding, End of Period                                             0   21,280   28,648   26,500   46,242
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.401   $8.384   $6.464   $8.177
Accumulation Unit Value, End of Period                                           $10.401   $8.384   $6.464   $8.177   $9.038
Number of Units Outstanding, End of Period                                             0    1,081    6,524   12,549   20,517
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.869   $8.010   $5.758   $7.401
Accumulation Unit Value, End of Period                                            $9.869   $8.010   $5.758   $7.401   $8.166
Number of Units Outstanding, End of Period                                             0        0        0    1,439      778
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.319   $9.483   $8.133  $10.531
Accumulation Unit Value, End of Period                                           $10.319   $9.483   $8.133  $10.531  $11.866
Number of Units Outstanding, End of Period                                             0    9,479   24,369    9,468   18,479
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.542   $7.383   $5.641   $7.065
Accumulation Unit Value, End of Period                                            $9.542   $7.383   $5.641   $7.065   $7.608
Number of Units Outstanding, End of Period                                             0        0    3,013    1,471    1,471
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.593  $10.488   $9.332  $11.055
Accumulation Unit Value, End of Period                                            $9.593  $10.488   $9.332  $11.055  $12.027
Number of Units Outstanding, End of Period                                             0        0        0    8,960    8,960
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.277   $5.419   $2.997   $4.733
Accumulation Unit Value, End of Period                                           $10.277   $5.419   $2.997   $4.733   $4.804
Number of Units Outstanding, End of Period                                             0        0        0        0        0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.007  $10.304  $10.680  $10.703
Accumulation Unit Value, End of Period                                           $10.007  $10.304  $10.680  $10.703  $10.643
Number of Units Outstanding, End of Period                                             0        0    2,753       66        0
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.017  $10.183  $10.135  $10.003
Accumulation Unit Value, End of Period                                           $10.017  $10.183  $10.135  $10.003   $9.892
Number of Units Outstanding, End of Period                                             0        0      390      389    1,215




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.018  $10.576  $11.130  $11.833
Accumulation Unit Value, End of Period                                           $10.018  $10.576  $11.130  $11.833  $12.208
Number of Units Outstanding, End of Period                                             0        0    4,182    5,233    2,307
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.978   $8.892   $6.523   $8.177
Accumulation Unit Value, End of Period                                            $9.978   $8.892   $6.523   $8.177   $8.866
Number of Units Outstanding, End of Period                                             0        0        0    1,896    1,429
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.072   $8.867   $7.834   $9.696
Accumulation Unit Value, End of Period                                           $10.072   $8.867   $7.834   $9.696  $10.492
Number of Units Outstanding, End of Period                                             0      996   10,041   13,255   11,233
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.139   $7.380   $5.580   $6.420
Accumulation Unit Value, End of Period                                           $10.139   $7.380   $5.580   $6.420   $7.595
Number of Units Outstanding, End of Period                                             0   13,036   13,436    2,852    2,500
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (3)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.538   $8.299   $7.808  $11.458
Accumulation Unit Value, End of Period                                            $9.538   $8.299   $7.808  $11.458  $13.829
Number of Units Outstanding, End of Period                                             0        0        0    2,080    1,662
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.829   $8.224   $5.784   $7.084
Accumulation Unit Value, End of Period                                            $9.829   $8.224   $5.784   $7.084   $7.485
Number of Units Outstanding, End of Period                                             0        0        0    1,591      823
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.199   $8.694   $6.580   $8.220
Accumulation Unit Value, End of Period                                           $10.199   $8.694   $6.580   $8.220   $9.460
Number of Units Outstanding, End of Period                                             0        0        0       25       24
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.295  $10.139
Accumulation Unit Value, End of Period                                                 -        -   $7.295  $10.139  $12.087
Number of Units Outstanding, End of Period                                             -        -        0      815    5,338
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.320   $9.927   $6.913   $9.591
Accumulation Unit Value, End of Period                                           $10.320   $9.927   $6.913   $9.591  $10.775
Number of Units Outstanding, End of Period                                             0        0        0    4,464    3,952
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.025  $11.154  $10.427  $14.154
Accumulation Unit Value, End of Period                                           $10.025  $11.154  $10.427  $14.154  $18.928
Number of Units Outstanding, End of Period                                             0        0        0      723      386
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (Class II)
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.100
Number of Units Outstanding, End of Period                                             -        -        -        -        0
VAN KAMPEN LIT COMSTOCK (Class I)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $8.032  $10.316
Accumulation Unit Value, End of Period                                                 -        -   $8.032  $10.316  $11.909
Number of Units Outstanding, End of Period                                             -        -        0    1,032      546
VAN KAMPEN LIT EMERGING GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.838   $6.969   $4.373   $5.459
Accumulation Unit Value, End of Period                                            $9.838   $6.969   $4.373   $5.459   $5.729
Number of Units Outstanding, End of Period                                             0        0    1,362    2,229      543
AIM VARIABLE INSURANCE FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.895   $7.579   $5.518   $7.007
Accumulation Unit Value, End of Period                                            $9.895   $7.579   $5.518   $7.007   $7.325
Number of Units Outstanding, End of Period                                             0        0        0    1,791    1,018
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.911   $6.886   $4.346   $5.592
Accumulation Unit Value, End of Period                                            $9.911   $6.886   $4.346   $5.592   $5.934
Number of Units Outstanding, End of Period                                             0        0        0    1,822      987
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.792
Number of Units Outstanding, End of Period                                             -        -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.159   $8.959   $5.953   $7.300
Accumulation Unit Value, End of Period                                           $10.159   $8.959   $5.953   $7.300   $7.570
Number of Units Outstanding, End of Period                                             0        0        0    3,110    3,110
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.927   $7.619   $5.225   $6.900
Accumulation Unit Value, End of Period                                            $9.927   $7.619   $5.225   $6.900   $7.748
Number of Units Outstanding, End of Period                                             0        0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.359  $10.519   $7.750  $10.043
Accumulation Unit Value, End of Period                                           $10.359  $10.519   $7.750  $10.043  $10.951
Number of Units Outstanding, End of Period                                             0        0    2,436    7,853    7,361
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.807   $8.086   $5.384   $6.512
Accumulation Unit Value, End of Period                                            $9.807   $8.086   $5.384   $6.512   $6.917
Number of Units Outstanding, End of Period                                             0        0        0        0        0





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUSTS (CLASS 2)
FTVIP FRANKLIN HIGH INCOME
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.667
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP FRANKLIN INCOME SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.211
Number of Units Outstanding, End of Period                                             -        -        -        -    3,137
FTVIP FRANKLIN SMALL CAP VALUE SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -        -
Accumulation Unit Value, End of Period                                                 -        -        -        -        -
Number of Units Outstanding, End of Period                                             -        -        -        -        -
FTVIP MUTUAL SHARES SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $10.923
Number of Units Outstanding, End of Period                                             -        -        -        -        0
FTVIP TEMPLETON FOREIGN SECURITIES
Accumulation Unit Value, Beginning of Period                                           -        -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -        -  $11.489
Number of Units Outstanding, End of Period                                             -        -        -        -        0
PUTNAM VARIABLE TRUSTS (Class IB Shares)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.225   $9.831   $7.451   $9.306
Accumulation Unit Value, End of Period                                           $10.225   $9.831   $7.451   $9.306  $10.137
Number of Units Outstanding, End of Period                                             0        0        0        0      595
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.316   $8.502   $6.479   $8.164
Accumulation Unit Value, End of Period                                           $10.316   $8.502   $6.479   $8.164   $9.301
Number of Units Outstanding, End of Period                                             0        0        0    1,296        0
PUTNAM VT SMALL CAP VALUE (5)
Accumulation Unit Value, Beginning of Period                                           -        -  $10.000   $7.277  $10.676
Accumulation Unit Value, End of Period                                                 -        -   $7.277  $10.676  $13.211
Number of Units Outstanding, End of Period                                             -        -        0        0        0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.817   $7.965   $5.421   $6.639
Accumulation Unit Value, End of Period                                            $9.817   $7.965   $5.421   $6.639   $6.837
Number of Units Outstanding, End of Period                                             0        0        0    1,508      853





*Contracts with the Longevity Reward Rider with the Enhanced Earnings Death
Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000. The dates the Variable
Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The
Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class X, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class X,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Morgan Stanley Investment Management Inc., the adviser to the UIF
Portfolios, does business in certain instances using the name Van Kampen.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(5) Effective July 15, 2003, the Putnam VT Small Cap Value Fund - Class IB is no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.







AssetManager Contracts

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. The following tables show the Accumulation Unit Values for all other classes of Accumulation Units available under the Morgan Stanley Variable Annuity II AssetManager Contracts.

No Accumulation Unit Values are shown for the Van Kampen LIT Aggressive Growth,
AIM V.I. MID CAP CORE EQUITY, FTVIP FRANKLIN HIGH INCOME, FTVIP Franklin Income
Securities, FTVIP MUTUAL SHARES SECURITIES and FTVIP Templeton Foreign
Securities Variable Sub-Accounts which were first offered on May 1, 2004.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED DEATH
BENEFIT, PERFORMANCE DEATH BENEFIT OR PERFORMANCE INCOME BENEFIT OPTION


For the Years beginning January 1* and ending December 31,                      1998      1999      2000      2001      2002
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                       -   $10.000   $14.440   $13.950    $9.808
Accumulation Unit Value, End of Period                                             -   $14.440   $13.950    $9.808    $7.462
Number of Units Outstanding, End of Period                                         -    40,515   169,792   146,885   113,524
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.095    $9.685   $10.026    $9.342
Accumulation Unit Value, End of Period                                       $10.095    $9.685   $10.026    $9.342    $7.528
Number of Units Outstanding, End of Period                                   165,990   662,841   676,030   595,066   482,111
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.267   $16.005   $13.790    $9.912
Accumulation Unit Value, End of Period                                       $10.267   $16.005   $13.790    $9.912    $7.676
Number of Units Outstanding, End of Period                                    80,117   471,331   719,408   593,026   488,242
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.008   $11.432   $10.686    $8.638
Accumulation Unit Value, End of Period                                        $9.008   $11.432   $10.686    $8.638    $6.677
Number of Units Outstanding, End of Period                                   206,430   194,903   317,816   219,597   178,237
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.562   $11.926    $9.686    $7.299
Accumulation Unit Value, End of Period                                        $9.652   $11.926    $9.686    $7.299    $5.681
Number of Units Outstanding, End of Period                                    24,807    72,820   186,984   126,986    92,545
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.881   $11.135   $10.673    $9.835
Accumulation Unit Value, End of Period                                        $9.881   $11.135   $10.673    $9.835    $8.457
Number of Units Outstanding, End of Period                                    39,311   128,434   151,997   123,727   108,424
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                 $10.000    $8.861    $8.593    $5.726    $3.728
Accumulation Unit Value, End of Period                                        $8.861    $8.593    $5.726    $3.728    $3.403
Number of Units Outstanding, End of Period                                    38,215   123,235    97,153    95,027    63,206
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.679   $10.186   $10.030   $10.085
Accumulation Unit Value, End of Period                                        $9.679   $10.186   $10.030   $10.085    $9.156
Number of Units Outstanding, End of Period                                    16,832    52,500    44,355    41,961    32,451
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                       -         -         -   $10.000    $5.214
Accumulation Unit Value, End of Period                                             -         -         -    $5.214    $2.917
Number of Units Outstanding, End of Period                                         -         -         -     5,812     4,384
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                       -   $10.000   $10.040   $10.447   $10.958
Accumulation Unit Value, End of Period                                             -   $10.040   $10.447   $10.958   $11.209
Number of Units Outstanding, End of Period                                         -    11,485    17,362    54,309   101,742
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.147   $10.450   $10.896   $11.127
Accumulation Unit Value, End of Period                                       $10.147   $10.450   $10.896   $11.127   $11.084
Number of Units Outstanding, End of Period                                    85,827   436,501   507,405   390,317   614,965




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.353    $9.737   $10.633   $11.451
Accumulation Unit Value, End of Period                                       $10.353    $9.737   $10.633   $11.451   $11.876
Number of Units Outstanding, End of Period                                    52,778   249,824   240,877   253,101   234,391
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.376   $12.263   $10.924    $9.423
Accumulation Unit Value, End of Period                                       $10.376   $12.263   $10.924    $9.423    $7.179
Number of Units Outstanding, End of Period                                   104,952   349,707   461,674   370,671   326,642
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.337   $11.920   $11.914   $10.518
Accumulation Unit Value, End of Period                                       $10.337   $11.920   $11.914   $10.518    $9.316
Number of Units Outstanding, End of Period                                    24,056   162,824   255,791   232,782   190,104
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.898   $12.073   $12.229    $8.925
Accumulation Unit Value, End of Period                                       $10.898   $12.073   $12.229    $8.925    $6.767
Number of Units Outstanding, End of Period                                    33,289   165,102   237,119   165,598   138,463
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                 $10.000    $8.114   $15.529    $9.326    $8.572
Accumulation Unit Value, End of Period                                        $8.114   $15.529    $9.326    $8.572    $7.675
Number of Units Outstanding, End of Period                                     3,925    16,698    23,245    15,996    12,851
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.877   $13.539   $11.746    $9.800
Accumulation Unit Value, End of Period                                        $9.877   $13.539   $11.746    $9.800    $6.948
Number of Units Outstanding, End of Period                                    17,925   104,259   160,415   117,282    94,744
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                 $10.000    $8.758   $10.777    $9.278    $7.359
Accumulation Unit Value, End of Period                                        $8.758   $10.777    $9.278    $7.359    $6.017
Number of Units Outstanding, End of Period                                     9,575    30,807    54,387    60,763    43,277
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.308
Number of Units Outstanding, End of Period                                         -         -         -         -       245
VAN KAMPEN UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                       -         -         -   $10.000   $12.092
Accumulation Unit Value, End of Period                                             -         -         -   $12.092    $8.555
Number of Units Outstanding, End of Period                                         -         -         -         -    16,432
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                 $10.000    $9.110    $8.822   $11.211   $12.104
Accumulation Unit Value, End of Period                                        $9.110    $8.822   $11.211   $12.104   $11.723
Number of Units Outstanding, End of Period                                    17,463    33,042        37    34,032    41,533
VAN KAMPEN LIFE INVESTMENT TRUST
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
Accumulation Unit Value, Beginning of Period                                       -         -         -         -         -
Accumulation Unit Value, End of Period                                             -         -         -         -         -
Number of Units Outstanding, End of Period                                         -         -         -         -         -
VAN KAMPEN LIT COMSTOCK (CLASS I)
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $8.046
Number of Units Outstanding, End of Period                                         -         -         -         -    11,379
VAN KAMPEN LIT EMERGING GROWTH (CLASS I)
Accumulation Unit Value, Beginning of Period                                 $10.000   $10.504   $21.101   $18.637   $12.548
Accumulation Unit Value, End of Period                                       $10.504   $21.101   $18.637   $12.548    $8.327
Number of Units Outstanding, End of Period                                    31,051   108,684   215,874   356,106   151,811
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $8.803
Number of Units Outstanding, End of Period                                         -         -         -         -     2,819
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.391
Number of Units Outstanding, End of Period                                         -         -         -         -       105
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.577
Number of Units Outstanding, End of Period                                         -         -         -         -     4,739
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -         8
Number of Units Outstanding, End of Period                                         -         -         -         -       780
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $8.448
Number of Units Outstanding, End of Period                                         -         -         -         -    30,097
ALLIANCEBERNSTEIN LARGE CAP GROWTH (3)
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.745
Number of Units Outstanding, End of Period                                         -         -         -         -     2,185





PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -         8
Number of Units Outstanding, End of Period                                         -         -         -         -     3,249
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $8.760
Number of Units Outstanding, End of Period                                         -         -         -         -     3,143
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.290
Number of Units Outstanding, End of Period                                         -         -         -         -     2,498
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                       -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                             -         -         -         -    $7.966
Number of Units Outstanding, End of Period                                         -         -         -         -       602







For the Years beginning January 1* and ending December 31,                                                 2003         2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS X)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                                             $7.462       $9.246
Accumulation Unit Value, End of Period                                                                   $9.246      $10.243
Number of Units Outstanding, End of Period                                                              101,331       87,192
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                             $7.528       $9.464
Accumulation Unit Value, End of Period                                                                   $9.464      $10.089
Number of Units Outstanding, End of Period                                                              410,795      379,543
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                                             $7.676       $9.266
Accumulation Unit Value, End of Period                                                                   $9.266      $10.123
Number of Units Outstanding, End of Period                                                              428,325      370,700
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                                                             $6.677       $8.468
Accumulation Unit Value, End of Period                                                                   $8.468       $9.384
Number of Units Outstanding, End of Period                                                              163,529      137,325
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                                             $5.681       $7.322
Accumulation Unit Value, End of Period                                                                   $7.322       $8.099
Number of Units Outstanding, End of Period                                                               86,028       82,548
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                                             $8.457      $10.979
Accumulation Unit Value, End of Period                                                                  $10.979      $12.403
Number of Units Outstanding, End of Period                                                               98,048      100,200
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                                             $3.403       $4.273
Accumulation Unit Value, End of Period                                                                   $4.273       $4.613
Number of Units Outstanding, End of Period                                                               81,484       76,153
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                                             $9.156      $10.875
Accumulation Unit Value, End of Period                                                                  $10.875      $11.862
Number of Units Outstanding, End of Period                                                               30,882       31,042
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                                             $2.917       $4.618
Accumulation Unit Value, End of Period                                                                   $4.618       $4.700
Number of Units Outstanding, End of Period                                                               18,200       18,200
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                                            $11.209      $11.263
Accumulation Unit Value, End of Period                                                                  $11.263      $11.228
Number of Units Outstanding, End of Period                                                               75,168       48,852
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                                            $11.084      $10.967
Accumulation Unit Value, End of Period                                                                  $10.967      $10.874
Number of Units Outstanding, End of Period                                                              564,622      273,693




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                                            $11.876      $12.660
Accumulation Unit Value, End of Period                                                                  $12.660      $13.095
Number of Units Outstanding, End of Period                                                              192,436      167,265
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                                             $7.179       $9.023
Accumulation Unit Value, End of Period                                                                   $9.023       $9.809
Number of Units Outstanding, End of Period                                                              330,555      297,614
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                                             $9.316      $11.560
Accumulation Unit Value, End of Period                                                                  $11.560      $12.542
Number of Units Outstanding, End of Period                                                              181,867      170,345
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                                             $6.767       $7.805
Accumulation Unit Value, End of Period                                                                   $7.805       $9.257
Number of Units Outstanding, End of Period                                                              126,341      114,944
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.(CLASS I)
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                                             $7.675      $11.292
Accumulation Unit Value, End of Period                                                                  $11.292      $13.665
Number of Units Outstanding, End of Period                                                               19,959       24,820
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                                             $6.948       $8.533
Accumulation Unit Value, End of Period                                                                   $8.533       $9.039
Number of Units Outstanding, End of Period                                                               85,292       71,044
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                                             $6.017       $7.537
Accumulation Unit Value, End of Period                                                                   $7.537       $8.696
Number of Units Outstanding, End of Period                                                               74,192       37,516
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                                             $7.308      $10.183
Accumulation Unit Value, End of Period                                                                  $10.183      $12.171
Number of Units Outstanding, End of Period                                                                5,371       14,970
VAN KAMPEN UIF MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                                             $8.555      $11.899
Accumulation Unit Value, End of Period                                                                  $11.899      $13.403
Number of Units Outstanding, End of Period                                                               21,782       32,395
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                                            $11.804      $15.955
Accumulation Unit Value, End of Period                                                                  $15.955      $21.391
Number of Units Outstanding, End of Period                                                               32,044       18,932
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I)
VAN KAMPEN LIT AGGRESSIVE GROWTH (CLASS II)
Accumulation Unit Value, Beginning of Period                                                                  -      $10.000
Accumulation Unit Value, End of Period                                                                        -      $11.120
Number of Units Outstanding, End of Period                                                                    -        1,989
VAN KAMPEN LIT COMSTOCK (CLASS I)
Accumulation Unit Value, Beginning of Period                                                             $8.046      $10.361
Accumulation Unit Value, End of Period                                                                  $10.361      $11.992
Number of Units Outstanding, End of Period                                                               45,929       80,652
VAN KAMPEN LIT EMERGING GROWTH (CLASS I)
Accumulation Unit Value, Beginning of Period                                                             $8.327      $10.424
Accumulation Unit Value, End of Period                                                                  $10.424      $10.967
Number of Units Outstanding, End of Period                                                              131,014       98,258
AIM VARIABLE INVESTMENT FUNDS (SERIES I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                                             $8.803      $11.207
Accumulation Unit Value, End of Period                                                                  $11.207      $11.746
Number of Units Outstanding, End of Period                                                                1,895        2,398
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                                             $7.391       $9.535
Accumulation Unit Value, End of Period                                                                   $9.535      $10.143
Number of Units Outstanding, End of Period                                                                  128          387
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                                             $7.577       $9.316
Accumulation Unit Value, End of Period                                                                   $9.316       $9.686
Number of Units Outstanding, End of Period                                                                5,093        2,741
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES (CLASS B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                                             $8.214      $10.876
Accumulation Unit Value, End of Period                                                                  $10.876      $12.244
Number of Units Outstanding, End of Period                                                                2,629        4,696
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                             $8.448      $10.976
Accumulation Unit Value, End of Period                                                                  $10.976      $12.000
Number of Units Outstanding, End of Period                                                               44,199       52,508
ALLIANCEBERNSTEIN LARGE CAP GROWTH (3)
Accumulation Unit Value, Beginning of Period                                                             $7.745       $9.391
Accumulation Unit Value, End of Period                                                                   $9.391      $10.002
Number of Units Outstanding, End of Period                                                                2,185        5,044





PUTNAM VARIABLE TRUST (CLASS IB)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                                             $8.463      $10.597
Accumulation Unit Value, End of Period                                                                  $10.597      $11.574
Number of Units Outstanding, End of Period                                                                3,572        4,626
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                                             $8.760      $11.067
Accumulation Unit Value, End of Period                                                                  $11.067      $12.640
Number of Units Outstanding, End of Period                                                                3,596        9,578
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                                             $7.290      $10.723
Accumulation Unit Value, End of Period                                                                  $10.723      $13.303
Number of Units Outstanding, End of Period                                                                2,856       11,323
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                                             $7.966       $9.781
Accumulation Unit Value, End of Period                                                                   $9.781      $10.098
Number of Units Outstanding, End of Period                                                                  599          604




*The Contracts including the Enhanced Death Benefit Option, the Performance
   Death Benefit Option, and the Performance Income Benefit Option were first offered on July 20, 1998. All of the Variable Sub-Accounts were first offered under the Contracts on July 20, 1998, except the MORGAN STANLEY VIS LIMITED DURATION and Aggressive Equity Variable Sub-Accounts, which commenced operations on May 3, 1999, the Information Sub-Account which commenced operations on November 6, 2000, and the Sub-Accounts with underlying portfolios of the AIM Variable Insurance Funds, ALLIANCEBERNSTEIN Variable Products Series Fund and Putnam Variable Trust, and the Van Kampen UIF Mid Cap Growth, Van Kampen UIF Mid Cap Value, Van Kampen LIT Comstock and LSA AGGRESSIVE GROWTH (3) Sub-Accounts which were first offered under the Contracts on May 1, 2002. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class X, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class X. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class X, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class X . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B .We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

                        Morgan Stanley Variable Annuity 3

Allstate Life Insurance Company                                                 Statement of Additional Information
Allstate Financial Advisors Separate Account I                                                 Dated April 30, 2005
P.O. Box 80469
Lincoln, NE 68501-0469
1 (800) 654-2397

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2005, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

                                TABLE OF CONTENTS

Description

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
Calculation of Accumulation Unit Values
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values

General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets

Experts
Financial Statements
Appendix A - Accumulation Unit Values




ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley DW Inc. is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.

For the Variable Account, we paid commissions to Morgan Stanley DW of $24,837,384, $30,408,546, and $25,689,897 for the years 2002, 2003 and 2004 respectively.


CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.


CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

     o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

     o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.


EXPERTS

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004, and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is included herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and changes in methods of accounting for embedded derivatives in modified coinsurance agreements and variable interest entities in
2003), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Allstate Financial Advisors Separate Account I as of December 31, 2004 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

o consolidated financial statements of Allstate Life as of December 31, 2004 and 2003 and for each of the three years in the period ended December 31, 2004 and related consolidated financial statement schedules, and


o the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the sub-accounts as of December 31, 2004 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.





                                   APPENDIX A

                            ACCUMULATION UNIT VALUES


The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges are contained in the prospectus. Attached as Appendix A to this SAI are tables showing the Accumulation Unit Values for all other classes of accumulation units available under the Contract. Accumulation Unit Values are shown since inception of the Variable Sub-Accounts or since the Contracts were first offered with the applicable Option(s), if later. All of the Variable Sub-Accounts were first offered under the Contracts on June 5, 2000 except for the Morgan Stanley VIS Information Sub-Account which commenced operations on November 6, 2000, and the Van Kampen LIT Emerging Growth (Class II) Variable Sub-Account which commenced operations on May 17, 2001, and the Van Kampen UIF Mid Cap Growth, Van Kampen LIT Comstock (Class II), LSA Aggressive Growth, and Putnam VT Small Cap Value Variable Sub-Accounts which were first offered on May 1, 2002.

The Van Kampen LIT Aggressive Growth,
AIM V.I. Mid Cap Core Equity, FTVIP Franklin High Income, FTVIP Franklin Income Securities, FTVIP Mutual Shares Securities and FTVIP Templeton Foreign Securities Variable Sub-Accounts were first offered on May 1, 2004.


ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,             2000     2001      2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $9.670    $6.801    $5.171    $6.408
Accumulation Unit Value, End of Period                                $9.670   $6.801    $5.171    $6.408    $7.101
Number of Units Outstanding, End of Period                           383,413  454,677    62,720   417,628   356,858
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000  $10.675    $9.948    $8.014   $10.070
Accumulation Unit Value, End of Period                               $10.675   $9.948    $8.014   $10.070   $10.736
Number of Units Outstanding, End of Period                           438,7181,236,410 1,359,754 1,396,083 1,258,432
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $9.521    $6.841    $5.295    $6.393
Accumulation Unit Value, End of Period                                $9.521   $6.841    $5.295    $6.393    $6.984
Number of Units Outstanding, End of Period                         1,035,1411,706,161 1,693,321 1,683,190 1,443,163
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                         $10.000   $9.183    $7.426    $5.742    $7.282
Accumulation Unit Value, End of Period                                $9.183   $7.426    $5.742    $7.282    $8.070
Number of Units Outstanding, End of Period                           284,828  418,373   395,883   425,781   381,556
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                         $10.000   $8.407    $6.334    $4.934    $6.356
Accumulation Unit Value, End of Period                                $8.407   $6.334    $4.934    $6.356    $7.032
Number of Units Outstanding, End of Period                           181,032  227,577   151,012   145,534   137,568
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $9.924    $9.147    $7.866   $10.203
Accumulation Unit Value, End of Period                                $9.924   $9.147    $7.866   $10.203   $11.526
Number of Units Outstanding, End of Period                            73,926  176,270   287,520   333,317   322,125
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                         $10.000   $6.939    $4.518    $4.124    $5.178
Accumulation Unit Value, End of Period                                $6.939   $4.518    $4.124    $5.178    $5.589
Number of Units Outstanding, End of Period                            40,393  179,817   243,294   421,935   356,879
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                         $10.000  $10.022   $10.082    $9.143   $10.857
Accumulation Unit Value, End of Period                               $10.022  $10.082    $9.143   $10.857   $11.844
Number of Units Outstanding, End of Period                            17,095  108,292   164,567   206,462   203,182
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                         $10.000   $9.290    $5.218    $2.916    $4.614
Accumulation Unit Value, End of Period                                $9.290   $5.218    $2.916    $4.614    $4.699
Number of Units Outstanding, End of Period                            57,578  146,827   146,097   175,714   121,810
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                         $10.000  $10.295   $10.802   $11.048   $11.101
Accumulation Unit Value, End of Period                               $10.295  $10.802   $11.048   $11.101   $11.066
Number of Units Outstanding, End of Period                            32,340  200,505   576,822   602,541   603,850
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                         $10.000  $10.254   $10.471   $10.429   $10.319
Accumulation Unit Value, End of Period                               $10.254  $10.471   $10.429   $10.319   $10.230
Number of Units Outstanding, End of Period                           333,297  951,781 1,463,833   908,235   616,028




MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                         $10.000  $10.741   $11.569   $11.999   $12.779
Accumulation Unit Value, End of Period                               $10.741  $11.569   $11.999   $12.779   $13.230
Number of Units Outstanding, End of Period                           106,629  644,029   956,318   829,644   764,010
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                         $10.000   $8.952    $7.715    $5.878    $7.387
Accumulation Unit Value, End of Period                                $8.952   $7.715    $5.878    $7.387    $8.027
Number of Units Outstanding, End of Period                           424,4651,051,174 1,366,831 1,426,535 1,328,127
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                         $10.000   $9.915    $8.752    $7.751    $9.614
Accumulation Unit Value, End of Period                                $9.915   $8.752    $7.751    $9.614   $10.431
Number of Units Outstanding, End of Period                           474,436  917,051 1,027,725 1,038,099   945,026
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                         $10.000  $10.122    $7.381    $5.594    $6.459
Accumulation Unit Value, End of Period                               $10.122   $7.381    $5.594    $6.459    $7.655
Number of Units Outstanding, End of Period                           377,975  647,789   595,281   584,580   514,501
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $6.381    $5.879    $5.277    $7.782
Accumulation Unit Value, End of Period                                $6.381   $5.879    $5.277    $7.782    $9.441
Number of Units Outstanding, End of Period                            31,762   66,955   118,128   112,751   110,348
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $8.329    $6.966    $4.951    $6.094
Accumulation Unit Value, End of Period                                $8.329   $6.966    $4.951    $6.094    $6.472
Number of Units Outstanding, End of Period                           441,371  657,405   595,843   559,323   530,988
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                         $10.000   $9.047    $7.194    $5.896    $7.403
Accumulation Unit Value, End of Period                                $9.047   $7.194    $5.896    $7.403    $8.562
Number of Units Outstanding, End of Period                            38,115  134,109   133,204   169,601   181,261
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                               -        -   $10.000    $7.319   $10.224
Accumulation Unit Value, End of Period                                     -        -    $7.319   $10.224   $12.250
Number of Units Outstanding, End of Period                                 -        -    50,957   107,052   121,693
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                         $10.000  $10.224    $9.755    $6.918    $9.646
Accumulation Unit Value, End of Period                               $10.224   $9.755    $6.918    $9.646   $10.892
Number of Units Outstanding, End of Period                            88,818  432,708   600,780   583,068   557,824
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                         $10.000  $11.494   $12.439   $12.076   $16.476
Accumulation Unit Value, End of Period                               $11.494  $12.439   $12.076   $16.476   $22.142
Number of Units Outstanding, End of Period                            25,524   72,958   131,902   139,260   126,800
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $11.138
Number of Units Outstanding, End of Period                                 -        -         -         -    23,031
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                               -        -   $10.000    $8.047   $10.369
Accumulation Unit Value, End of Period                                     -        -    $8.047   $10.369   $11.997
Number of Units Outstanding, End of Period                                 -        -   280,004   506,782   644,084
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                         $10.000   $8.123    $5.483    $3.647    $4.576
Accumulation Unit Value, End of Period                                $8.123   $5.483    $3.647    $4.576    $4.826
Number of Units Outstanding, End of Period                           788,781  840,217   684,505   640,748   550,386
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                               -  $10.000    $8.099    $5.374    $6.727
Accumulation Unit Value, End of Period                                     -   $8.099    $5.374    $6.727    $7.077
Number of Units Outstanding, End of Period                                 -  172,187   270,543   292,764   259,756
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                         $10.000   $8.279    $6.257    $4.664    $5.952
Accumulation Unit Value, End of Period                                $8.279   $6.257    $4.664    $5.952    $6.253
Number of Units Outstanding, End of Period                           255,570  334,318   350,929   330,297   304,454
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $7.394    $4.816    $3.276    $4.236
Accumulation Unit Value, End of Period                                $7.394   $4.816    $3.276    $4.236    $4.517
Number of Units Outstanding, End of Period                           213,188  309,959   366,410   369,544   281,622
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $10.829
Number of Units Outstanding, End of Period                                 -        -         -         -     6,246
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $8.315    $7.163    $4.922    $6.066
Accumulation Unit Value, End of Period                                $8.315   $7.163    $4.922    $6.066    $6.322
Number of Units Outstanding, End of Period                           473,796  920,110   936,784   811,910   679,848
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $7.994    $6.014    $4.250    $5.641
Accumulation Unit Value, End of Period                                $7.994   $6.014    $4.250    $5.641    $6.366
Number of Units Outstanding, End of Period                           132,881  228,473   214,930   255,157   270,886
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         $10.000  $10.235   $10.099    $7.735   $10.074
Accumulation Unit Value, End of Period                               $10.235  $10.099    $7.735   $10.074   $11.040
Number of Units Outstanding, End of Period                           146,8201,033,578 1,215,178 1,184,630 1,062,106
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                         $10.000   $7.973    $6.488    $4.421    $5.374
Accumulation Unit Value, End of Period                                $7.973   $6.488    $4.421    $5.374    $5.737
Number of Units Outstanding, End of Period                           403,783  539,301   541,542   533,138   458,318





Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $10.703
Number of Units Outstanding, End of Period                                 -        -         -         -     2,191
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $11.249
Number of Units Outstanding, End of Period                                 -        -         -         -    27,352
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $10.960
Number of Units Outstanding, End of Period                                 -        -         -         -     7,179
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                               -        -         -         -   $10.000
Accumulation Unit Value, End of Period                                     -        -         -         -   $11.528
Number of Units Outstanding, End of Period                                 -        -         -         -    17,571
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         $10.000  $10.556    $9.735    $7.771    $9.753
Accumulation Unit Value, End of Period                               $10.556   $9.735    $7.771    $9.753   $10.678
Number of Units Outstanding, End of Period                             3,293  285,053   344,419   304,659   285,760
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000   $9.009    $7.046    $5.716    $7.239
Accumulation Unit Value, End of Period                                $9.009   $7.046    $5.716    $7.239    $8.288
Number of Units Outstanding, End of Period                           267,159  434,350   588,980   533,525   472,533
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                               -        -   $10.000    $7.301   $10.766
Accumulation Unit Value, End of Period                                     -        -    $7.301   $10.766   $13.389
Number of Units Outstanding, End of Period                                 -        -    71,944   123,936   127,561
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                         $10.000   $8.111    $6.200    $4.488    $5.524
Accumulation Unit Value, End of Period                                $8.111   $6.200    $4.488    $5.524    $5.716
Number of Units Outstanding, End of Period                           307,692  600,738   662,928   621,618   545,296





*Contracts with the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit
Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE   CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  DEATH  BENEFIT
COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31),           2000      2001      2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $9.664    $6.789    $5.156    $6.383
Accumulation Unit Value, End of Period                               $9.664    $6.789    $5.156    $6.383    $7.066
Number of Units Outstanding, End of Period                          256,441   436,004   500,733   490,963   427,422
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000   $10.669    $9.930    $7.991   $10.030
Accumulation Unit Value, End of Period                              $10.669    $9.930    $7.991   $10.030   $10.682
Number of Units Outstanding, End of Period                          279,490   994,366 1,381,111 1,488,302 1,347,847
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $9.515    $6.829    $5.280    $6.368
Accumulation Unit Value, End of Period                               $9.515    $6.829    $5.280    $6.368    $6.949
Number of Units Outstanding, End of Period                          692,900 1,351,618 1,722,405 1,791,930 1,549,931
MORGAN STANLEY VIS EUROPEAN EQUITY (1)
Accumulation Unit Value, Beginning of Period                        $10.000    $9.178    $7.414    $5.726    $7.253
Accumulation Unit Value, End of Period                               $9.178    $7.414    $5.726    $7.253    $8.030
Number of Units Outstanding, End of Period                          222,221   359,098   441,085   462,045   433,021
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                        $10.000    $8.402    $6.323    $4.920    $6.331
Accumulation Unit Value, End of Period                               $8.402    $6.323    $4.920    $6.331    $6.997
Number of Units Outstanding, End of Period                          110,885   137,873   127,797   133,453   131,478
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000    $9.918    $9.131    $7.844   $10.163
Accumulation Unit Value, End of Period                               $9.918    $9.131    $7.844   $10.163   $11.468
Number of Units Outstanding, End of Period                           34,125   173,267   358,014   446,295   481,525
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                        $10.000    $6.935    $4.510    $4.112    $5.157
Accumulation Unit Value, End of Period                               $6.935    $4.510    $4.112    $5.157    $5.561
Number of Units Outstanding, End of Period                          139,820   213,247   335,188   642,860   540,477
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                        $10.000   $10.016   $10.065    $9.118   $10.814
Accumulation Unit Value, End of Period                              $10.016   $10.065    $9.118   $10.814   $11.785
Number of Units Outstanding, End of Period                           36,714   150,236   248,486 1,168,417 1,004,477
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                        $10.000    $9.289    $5.211    $2.909    $4.598
Accumulation Unit Value, End of Period                               $9.289    $5.211    $2.909    $4.598    $4.677
Number of Units Outstanding, End of Period                           26,108   170,133   152,195   172,759   166,130
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                        $10.000   $10.289   $10.783   $11.017   $11.058
Accumulation Unit Value, End of Period                              $10.289   $10.783   $11.017   $11.058   $11.011
Number of Units Outstanding, End of Period                           21,819   335,922   858,697 1,125,940   951,252
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                        $10.000   $10.248   $10.453   $10.400   $10.278
Accumulation Unit Value, End of Period                              $10.248   $10.453   $10.400   $10.278   $10.178
Number of Units Outstanding, End of Period                          322,690 1,095,666 1,597,019 1,123,944   741,890
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                        $10.000   $10.248   $11.549   $11.965   $12.729
Accumulation Unit Value, End of Period                              $10.248   $11.549   $11.965   $12.729   $13.164
Number of Units Outstanding, End of Period                           83,975   821,947 1,812,603 1,527,428 1,301,953
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                        $10.000    $8.946    $7.702    $5.862    $7.358
Accumulation Unit Value, End of Period                               $8.946    $7.702    $5.862    $7.358    $7.987
Number of Units Outstanding, End of Period                          283,453   851,343 1,585,106 2,047,393 1,910,356
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                        $10.000    $9.909    $8.837    $7.729    $9.577
Accumulation Unit Value, End of Period                               $9.909    $8.837    $7.729    $9.577   $10.379
Number of Units Outstanding, End of Period                          456,525   932,911 1,309,753 1,377,829 1,334,249
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                        $10.000   $10.116    $7.369    $5.578    $6.433
Accumulation Unit Value, End of Period                              $10.116    $7.369    $5.578    $6.433    $7.616
Number of Units Outstanding, End of Period                          357,734   564,418   668,026   734,509   657,696
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $6.377    $5.869    $5.262    $7.752
Accumulation Unit Value, End of Period                               $6.377    $5.869    $5.262    $7.752    $9.393
Number of Units Outstanding, End of Period                           78,128   125,949   172,084   144,846   150,964
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000    $8.324    $6.954    $4.937    $6.071
Accumulation Unit Value, End of Period                               $8.324    $6.954    $4.937    $6.071    $6.439
Number of Units Outstanding, End of Period                          301,548   431,332   456,897   532,130   514,290
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                        $10.000    $9.041    $7.181    $5.880    $7.374
Accumulation Unit Value, End of Period                               $9.041    $7.181    $5.880    $7.374    $8.519
Number of Units Outstanding, End of Period                           73,831   120,221   163,628   236,961   238,284
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                              -         -   $10.000    $7.314   $10.205
Accumulation Unit Value, End of Period                                    -         -    $7.314   $10.205   $12.214
Number of Units Outstanding, End of Period                                -         -    78,423   184,747   188,752
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                        $10.000   $10.217    $9.739    $6.899    $9.609
Accumulation Unit Value, End of Period                              $10.217    $9.739    $6.899    $9.609   $10.837
Number of Units Outstanding, End of Period                           98,471   484,236   930,000 1,028,980   936,164
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                        $10.000   $11.487   $12.418   $12.042   $16.411
Accumulation Unit Value, End of Period                              $11.487   $12.418   $12.042   $16.411   $22.031
Number of Units Outstanding, End of Period                           23,718    90,218   200,431   234,006   215,474
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $11.130
Number of Units Outstanding, End of Period                                -         -         -         -    35,346
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                              -         -   $10.000    $8.041   $10.350
Accumulation Unit Value, End of Period                                    -         -    $8.041   $10.350   $11.962
Number of Units Outstanding, End of Period                                -         -   663,761 1,266,222 1,531,776
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                        $10.000    $8.118    $5.473    $3.637    $4.558
Accumulation Unit Value, End of Period                               $8.118    $5.473    $3.637    $4.558    $4.802
Number of Units Outstanding, End of Period                          663,700   845,177   708,543   656,167   528,663
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                              -   $10.000    $8.094    $5.364    $6.707
Accumulation Unit Value, End of Period                                    -    $8.094    $5.364    $6.707    $7.049
Number of Units Outstanding, End of Period                                -   182,095   495,589   500,983   461,976
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                        $10.000    $8.273    $6.247    $4.650    $5.928
Accumulation Unit Value, End of Period                               $8.273    $6.247    $4.650    $5.928    $6.221
Number of Units Outstanding, End of Period                          146,236   267,191   412,123   599,760   533,269
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000    $7.389    $4.808    $3.266    $4.219
Accumulation Unit Value, End of Period                               $7.389    $4.808    $3.266    $4.219    $4.494
Number of Units Outstanding, End of Period                          130,991   261,294   300,698   639,602   607,111
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $10.821
Number of Units Outstanding, End of Period                                -         -         -         -    17,828
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $8.310    $7.151    $4.908    $6.042
Accumulation Unit Value, End of Period                               $8.310    $7.151    $4.908    $6.042    $6.290
Number of Units Outstanding, End of Period                          345,205   940,100   976,836   942,645   840,134
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                        $10.000    $7.989    $6.003    $4.238    $5.619
Accumulation Unit Value, End of Period                               $7.989    $6.003    $4.238    $5.619    $6.334
Number of Units Outstanding, End of Period                          126,220   223,872   302,481   421,273   451,056
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                        $10.000   $10.228   $10.081    $7.713   $10.035
Accumulation Unit Value, End of Period                              $10.228   $10.081    $7.713   $10.035   $10.985
Number of Units Outstanding, End of Period                          139,161 1,024,922 1,562,496 1,690,954 1,671,288
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                        $10.000    $7.968    $6.477    $4.408    $5.353
Accumulation Unit Value, End of Period                               $7.968    $6.477    $4.408    $5.353    $5.708
Number of Units Outstanding, End of Period                          373,195   577,287   602,725   766,215   721,643
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $10.695
Number of Units Outstanding, End of Period                                -         -         -         -    15,886
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $11.240
Number of Units Outstanding, End of Period                                -         -         -         -    42,318
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $10.952
Number of Units Outstanding, End of Period                                -         -         -         -    24,502
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                              -         -         -         -   $10.000
Accumulation Unit Value, End of Period                                    -         -         -         -   $11.519
Number of Units Outstanding, End of Period                                -         -         -         -    44,013
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                        $10.000   $10.549    $9.718    $7.749    $9.715
Accumulation Unit Value, End of Period                              $10.549    $9.718    $7.749    $9.715   $10.624
Number of Units Outstanding, End of Period                           59,847   313,375   545,726   744,288   591,161
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                        $10.000    $9.003    $7.034    $5.700    $7.210
Accumulation Unit Value, End of Period                               $9.003    $7.034    $5.700    $7.210    $8.246
Number of Units Outstanding, End of Period                          180,652   401,979   569,619   564,642   516,366
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                              -         -   $10.000    $7.296   $10.746
Accumulation Unit Value, End of Period                                    -         -    $7.296   $10.746   $13.349
Number of Units Outstanding, End of Period                                -         -   305,980   445,143   485,217
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                        $10.000    $8.106    $6.189    $4.475    $5.502
Accumulation Unit Value, End of Period                               $8.106    $6.189    $4.475    $5.502    $5.688
Number of Units Outstanding, End of Period                          292,798   570,627   734,266   661,226   617,844






*Contracts with the Death Benefit Combination Option were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.











ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT   SINCE  CONTRACTS  WERE  FIRST  OFFERED  WITH  THE  INCOME  BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                  2000    2001     2002    2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $9.661   $6.783  $5.148   $6.369
Accumulation Unit Value, End of Period                                     $9.661  $6.783   $5.148  $6.369   $7.046
Number of Units Outstanding, End of Period                                 42,754 174,685  256,420 295,950  262,263
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000 $10.665   $9.921  $7.979  $10.009
Accumulation Unit Value, End of Period                                    $10.665  $9.921   $7.979 $10.009  $10.653
Number of Units Outstanding, End of Period                                 21,693 235,720  421,155 500,347  472,460
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $9.512   $6.823  $5.272   $6.355
Accumulation Unit Value, End of Period                                     $9.512  $6.823   $5.272  $6.355   $6.930
Number of Units Outstanding, End of Period                                 85,912 365,394  584,017 663,185  624,822
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                              $10.000  $9.175   $7.407  $5.717   $7.238
Accumulation Unit Value, End of Period                                     $9.175  $7.407   $5.717  $7.238   $8.008
Number of Units Outstanding, End of Period                                 33,630 125,570  273,929 298,415  282,437
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                              $10.000  $8.399   $6.317  $4.912   $6.318
Accumulation Unit Value, End of Period                                     $8.399  $6.317   $4.912  $6.318   $6.978
Number of Units Outstanding, End of Period                                 29,414  52,850   75,455  95,232   82,030
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000  $9.914   $9.123  $7.832  $10.141
Accumulation Unit Value, End of Period                                     $9.914  $9.123   $7.832 $10.141  $11.437
Number of Units Outstanding, End of Period                                    725  71,662  195,517 283,850  346,948
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                              $10.000  $6.933   $4.506  $4.106   $5.146
Accumulation Unit Value, End of Period                                     $6.933  $4.506   $4.106  $5.146   $5.546
Number of Units Outstanding, End of Period                                  6,400  60,626  144,983 313,755  364,784
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                              $10.000 $10.013  $10.055  $9.103  $10.791
Accumulation Unit Value, End of Period                                    $10.013 $10.055   $9.103 $10.791  $11.752
Number of Units Outstanding, End of Period                                      0  37,712   82,651 129,269  143,673
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                              $10.000  $9.288   $5.208  $2.905   $4.589
Accumulation Unit Value, End of Period                                     $9.288  $5.208   $2.905  $4.589   $4.666
Number of Units Outstanding, End of Period                                  1,995  67,595  119,487 166,922  142,196
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                              $10.000 $10.285  $10.773 $11.000  $11.034
Accumulation Unit Value, End of Period                                    $10.285 $10.773  $11.000 $11.034  $10.981
Number of Units Outstanding, End of Period                                  8,832 139,644  562,816 651,487  590,495
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                              $10.000 $10.244  $10.443 $10.384  $10.256
Accumulation Unit Value, End of Period                                    $10.244 $10.443  $10.384 $10.256  $10.151
Number of Units Outstanding, End of Period                                 42,625 473,269  651,222 349,472  297,482
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                              $10.000 $10.730  $11.538 $11.947  $12.702
Accumulation Unit Value, End of Period                                    $10.730 $11.538  $11.947 $12.702  $13.128
Number of Units Outstanding, End of Period                                 11,910 208,135  449,444 438,057  459,141
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                              $10.000  $8.943   $7.694  $5.853   $7.342
Accumulation Unit Value, End of Period                                     $8.943  $7.694   $5.853  $7.342   $7.965
Number of Units Outstanding, End of Period                                 18,563 314,650  639,982 827,234  813,625
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                              $10.000  $9.905   $8.729  $7.717   $9.556
Accumulation Unit Value, End of Period                                     $9.905  $8.729   $7.717  $9.556  $10.351
Number of Units Outstanding, End of Period                                 18,516 202,350  296,576 396,752  434,654
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                              $10.000 $10.113   $7.362  $5.570   $6.420
Accumulation Unit Value, End of Period                                    $10.113  $7.362   $5.570  $6.420   $7.595
Number of Units Outstanding, End of Period                                 14,072 113,013  146,863 153,059  177,833
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $6.375   $5.863  $5.254   $7.735
Accumulation Unit Value, End of Period                                     $6.375  $5.863   $5.254  $7.735   $9.367
Number of Units Outstanding, End of Period                                 28,025  39,539  126,816 163,520  191,255
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000  $8.321   $6.947  $4.929   $6.058
Accumulation Unit Value, End of Period                                     $8.321  $6.947   $4.929  $6.058   $6.422
Number of Units Outstanding, End of Period                                 28,025  66,571  157,942 255,722  246,238
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                              $10.000  $9.038   $7.175  $5.871   $7.358
Accumulation Unit Value, End of Period                                     $9.038  $7.175   $5.871  $7.358   $8.496
Number of Units Outstanding, End of Period                                  6,737  44,320   83,338 135,827  143,327
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                    -       -  $10.000  $7.311  $10.195
Accumulation Unit Value, End of Period                                          -       -   $7.311 $10.195  $12.194
Number of Units Outstanding, End of Period                                      -       -   42,389 112,784  127,863
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                              $10.000 $10.214   $9.729  $6.888   $9.588
Accumulation Unit Value, End of Period                                    $10.214  $9.729   $6.888  $9.588  $10.807
Number of Units Outstanding, End of Period                                 13,153 289,059  570,396 644,672  623,287
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                              $10.000 $11.483  $12.406 $12.024  $16.376
Accumulation Unit Value, End of Period                                    $11.483 $12.406  $12.024 $16.376  $21.971
Number of Units Outstanding, End of Period                                  4,475  42,773  147,714 167,421  150,898
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $11.125
Number of Units Outstanding, End of Period                                      -       -        -       -   43,737
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                    -       -  $10.000  $8.038  $10.339
Accumulation Unit Value, End of Period                                          -       -   $8.038 $10.339  $11.942
Number of Units Outstanding, End of Period                                      -       -  299,434 655,388  825,722
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                              $10.000  $8.115   $5.468  $3.631   $4.548
Accumulation Unit Value, End of Period                                     $8.115  $5.468   $3.631  $4.548   $4.789
Number of Units Outstanding, End of Period                                196,257 281,050      261 249,079  219,439
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                    - $10.000   $8.090  $5.359   $6.697
Accumulation Unit Value, End of Period                                          -  $8.090   $5.359  $6.697   $7.034
Number of Units Outstanding, End of Period                                      - 219,730  474,867 564,240  502,029
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                              $10.000  $8.271   $6.241  $4.643   $5.916
Accumulation Unit Value, End of Period                                     $8.271  $6.241   $4.643  $5.916   $6.204
Number of Units Outstanding, End of Period                                  6,211  96,658  231,645 287,723  268,632
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000  $7.387   $4.803  $3.261   $4.210
Accumulation Unit Value, End of Period                                     $7.387  $4.803   $3.261  $4.210   $4.482
Number of Units Outstanding, End of Period                                  9,309  42,720  100,938 166,376  167,644
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $10.816
Number of Units Outstanding, End of Period                                      -       -        -       -    7,239
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $8.307   $7.144  $4.901   $6.029
Accumulation Unit Value, End of Period                                     $8.307  $7.144   $4.901  $6.029   $6.273
Number of Units Outstanding, End of Period                                 81,095 260,592  379,930 357,098  300,856
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                              $10.000  $7.987   $5.997  $4.232   $5.607
Accumulation Unit Value, End of Period                                     $7.987  $5.997   $4.232  $5.607   $6.317
Number of Units Outstanding, End of Period                                  8,756 104,686  136,411 183,502  203,083
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000 $10.225  $10.072  $7.701  $10.013
Accumulation Unit Value, End of Period                                    $10.225 $10.072   $7.701 $10.013  $10.955
Number of Units Outstanding, End of Period                                  7,310 426,575  770,127 815,187  739,834
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                              $10.000  $7.965   $6.471  $4.402   $5.341
Accumulation Unit Value, End of Period                                     $7.965  $6.471   $4.402  $5.341   $5.692
Number of Units Outstanding, End of Period                                 30,555 141,332  266,582 298,215  285,393
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $10.691
Number of Units Outstanding, End of Period                                      -       -        -       -    1,404
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $11.236
Number of Units Outstanding, End of Period                                      -       -        -       -   26,473
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $10.947
Number of Units Outstanding, End of Period                                      -       -        -       -   16,625
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                    -       -        -       -  $10.000
Accumulation Unit Value, End of Period                                          -       -        -       -  $11.515
Number of Units Outstanding, End of Period                                      -       -        -       -   23,770
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                              $10.000 $10.546   $9.709  $7.737   $9.694
Accumulation Unit Value, End of Period                                    $10.546  $9.709   $7.737  $9.694  $10.595
Number of Units Outstanding, End of Period                                 10,484  59,852  122,668 143,446  132,544
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                              $10.000  $9.000   $7.028  $5.691   $7.195
Accumulation Unit Value, End of Period                                     $9.000  $7.028   $5.691  $7.195   $8.223
Number of Units Outstanding, End of Period                                 23,069 229,523  513,582 600,746  565,839
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                    -       -  $10.000  $7.293  $10.735
Accumulation Unit Value, End of Period                                          -       -   $7.293 $10.735  $13.328
Number of Units Outstanding, End of Period                                      -       -  117,413 204,374  194,831
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                              $10.000  $8.103   $6.183  $4.468   $5.490
Accumulation Unit Value, End of Period                                     $8.103  $6.183   $4.468  $5.490   $5.672
Number of Units Outstanding, End of Period                                 94,544 203,000  374,566 442,740  401,713



*Contracts with the Income Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.





ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,             2000      2001     2002      2003      2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $9.650   $6.762    $5.122    $6.324
Accumulation Unit Value, End of Period                                $9.650    $6.762   $5.122    $6.324    $6.982
Number of Units Outstanding, End of Period                           469,487 1,061,7891,360,374 1,518,112 1,294,253
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000   $10.653   $9.890    $7.938    $9.937
Accumulation Unit Value, End of Period                               $10.653    $9.890   $7.938    $9.937   $10.556
Number of Units Outstanding, End of Period                           271,910 1,578,5842,860,148 3,379,413 3,154,351
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $9.501   $6.801    $5.244    $6.309
Accumulation Unit Value, End of Period                                $9.501    $6.801   $5.244    $6.309    $6.867
Number of Units Outstanding, End of Period                           774,487 2,807,1454,539,999 5,149,626 4,596,555
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                         $10.000    $9.164   $7.383    $5.688    $7.186
Accumulation Unit Value, End of Period                                $9.164    $7.383   $5.688    $7.186    $7.935
Number of Units Outstanding, End of Period                           366,996 1,088,2331,709,498 1,769,973 1,647,296
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                         $10.000    $8.390   $6.297    $4.877    $6.273
Accumulation Unit Value, End of Period                                $8.390    $6.297   $4.877    $6.273    $6.914
Number of Units Outstanding, End of Period                           138,177   309,367  446,731   527,968   508,753
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000    $9.903   $9.904    $7.792   $10.069
Accumulation Unit Value, End of Period                                $9.903    $9.904   $7.792   $10.069   $11.333
Number of Units Outstanding, End of Period                            76,411   443,7811,032,571 1,394,809 1,626,502
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                         $10.000    $6.925   $4.492    $4.085    $5.110
Accumulation Unit Value, End of Period                                $6.925    $4.492   $4.085    $5.110    $5.496
Number of Units Outstanding, End of Period                            54,190   383,103  926,754 1,944,473 1,395,462
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                         $10.000   $10.001  $10.024    $9.057   $10.714
Accumulation Unit Value, End of Period                               $10.001   $10.024   $9.057   $10.714   $11.645
Number of Units Outstanding, End of Period                            10,568   179,563  491,480   776,916   741,291
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                         $10.000    $9.285   $5.196    $2.892    $4.560
Accumulation Unit Value, End of Period                                $9.285    $5.196   $2.892    $4.560    $4.627
Number of Units Outstanding, End of Period                            90,368   677,793  918,038 1,095,438 1,011,021
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                         $10.000   $10.274  $10.739   $10.944   $10.956
Accumulation Unit Value, End of Period                               $10.274   $10.739  $10.944   $10.956   $10.881
Number of Units Outstanding, End of Period                            44,141   752,7682,232,929 3,093,826 2,622,457
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                         $10.000   $10.233  $10.410   $10.330   $10.183
Accumulation Unit Value, End of Period                               $10.233   $10.410  $10.330   $10.183   $10.058
Number of Units Outstanding, End of Period                           331,136 2,182,1372,918,838 2,162,161 1,403,818
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                         $10.000   $10.718  $11.502   $11.885   $12.611
Accumulation Unit Value, End of Period                               $10.718   $11.502  $11.885   $12.611   $13.008
Number of Units Outstanding, End of Period                            71,637 1,097,2152,096,621 2,585,587 2,422,099
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                         $10.000    $8.933   $7.670    $5.823    $7.290
Accumulation Unit Value, End of Period                                $8.933    $7.670   $5.823    $7.290    $7.893
Number of Units Outstanding, End of Period                           349,739 2,012,6043,905,323 4,735,787 4,561,829
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                         $10.000    $9.894   $8.702    $7.678    $9.488
Accumulation Unit Value, End of Period                                $9.894    $8.702   $7.678    $9.488   $10.257
Number of Units Outstanding, End of Period                           927,640 1,542,0632,468,150 2,884,770 2,753,264
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                         $10.000   $10.101   $7.339    $5.541    $6.374
Accumulation Unit Value, End of Period                               $10.101    $7.339   $5.541    $6.374    $7.526
Number of Units Outstanding, End of Period                           262,820   833,0461,077,478 1,077,891   995,363
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $6.368   $5.845    $5.227    $7.680
Accumulation Unit Value, End of Period                                $6.368    $5.845   $5.227    $7.680    $9.282
Number of Units Outstanding, End of Period                            83,363   309,853  797,483 1,014,076 1,086,953
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000    $8.312   $6.926    $4.904    $6.014
Accumulation Unit Value, End of Period                                $8.312    $6.926   $4.904    $6.014    $6.363
Number of Units Outstanding, End of Period                           289,749   583,460  843,410   963,208 1,101,591
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                         $10.000    $9.028   $7.152    $5.840    $7.305
Accumulation Unit Value, End of Period                                $9.028    $7.152   $5.840    $7.305    $8.419
Number of Units Outstanding, End of Period                            64,366   243,882  481,617   684,693   803,830
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                               -         -  $10.000    $7.301   $10.161
Accumulation Unit Value, End of Period                                     -         -   $7.301   $10.161   $12.129
Number of Units Outstanding, End of Period                                 -         -  283,317   624,223   749,018
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                         $10.000   $10.202   $9.699    $6.853    $9.520
Accumulation Unit Value, End of Period                               $10.202    $9.699   $6.853    $9.520   $10.709
Number of Units Outstanding, End of Period                           169,809 1,402,3223,137,440 3,453,572 3,298,103
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                         $10.000   $11.470  $12.367   $11.962   $16.260
Accumulation Unit Value, End of Period                               $11.470   $12.367  $11.962   $16.260   $21.771
Number of Units Outstanding, End of Period                            24,307   284,418  698,197   856,824   787,430
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $11.110
Number of Units Outstanding, End of Period                                 -         -        -         -   185,623
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                               -         -  $10.000    $8.027   $10.305
Accumulation Unit Value, End of Period                                     -         -   $8.027   $10.305   $11.879
Number of Units Outstanding, End of Period                                 -         -2,060,862 3,981,373 4,692,162
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                         $10.000    $8.106   $5.451    $3.612    $4.516
Accumulation Unit Value, End of Period                                $8.106    $5.451   $3.612    $4.516    $4.745
Number of Units Outstanding, End of Period                         1,125,425 2,276,6312,047,802 1,832,709 1,475,725
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                               -   $10.000   $8.080    $5.342    $6.662
Accumulation Unit Value, End of Period                                     -    $8.080   $5.342    $6.662    $6.983
Number of Units Outstanding, End of Period                                 - 1,087,6772,448,148 2,776,672 2,487,740
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                         $10.000    $8.261   $6.221    $4.619    $5.874
Accumulation Unit Value, End of Period                                $8.261    $6.221   $4.619    $5.874    $6.148
Number of Units Outstanding, End of Period                           149,322   879,6561,496,142 1,627,186 1,543,912
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000    $7.379   $4.788    $3.245    $4.180
Accumulation Unit Value, End of Period                                $7.379    $4.788   $3.245    $4.180    $4.441
Number of Units Outstanding, End of Period                           142,591   480,552  959,416 1,097,360 1,008,731
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $10.802
Number of Units Outstanding, End of Period                                 -         -        -         -    41,109
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $8.298   $7.121    $4.875    $5.986
Accumulation Unit Value, End of Period                                $8.298    $7.121   $4.875    $5.986    $6.216
Number of Units Outstanding, End of Period                           327,180 1,611,1402,328,892 2,281,112 2,047,553
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                         $10.000    $7.978   $5.979    $4.210    $5.567
Accumulation Unit Value, End of Period                                $7.978    $5.979   $4.210    $5.567    $6.259
Number of Units Outstanding, End of Period                            95,260   528,503  832,952 1,079,645 1,300,828
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         $10.000   $10.213  $10.040    $7.661    $9.942
Accumulation Unit Value, End of Period                               $10.213   $10.040   $7.661    $9.942   $10.855
Number of Units Outstanding, End of Period                           284,825 2,415,2194,521,368 5,085,088 4,668,739
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                         $10.000    $7.956   $6.450    $4.379    $5.303
Accumulation Unit Value, End of Period                                $7.956    $6.450   $4.379    $5.303    $5.641
Number of Units Outstanding, End of Period                           438,221 1,128,2141,651,117 1,756,540 1,564,218
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $10.677
Number of Units Outstanding, End of Period                                 -         -        -         -    42,624
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $11.220
Number of Units Outstanding, End of Period                                 -         -        -         -   144,870
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $10.932
Number of Units Outstanding, End of Period                                 -         -        -         -    92,727
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                               -         -        -         -   $10.000
Accumulation Unit Value, End of Period                                     -         -        -         -   $11.499
Number of Units Outstanding, End of Period                                 -         -        -         -   134,646
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                         $10.000   $10.534   $9.679    $7.697    $9.625
Accumulation Unit Value, End of Period                               $10.534    $9.679   $7.697    $9.625   $10.499
Number of Units Outstanding, End of Period                            87,345   539,368  827,518   985,327   908,815
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                         $10.000    $8.990   $7.005    $5.662    $7.144
Accumulation Unit Value, End of Period                                $8.990    $7.005   $5.662    $7.144    $8.149
Number of Units Outstanding, End of Period                           291,584 1,315,7152,572,408 2,667,528 2,577,575
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                               -         -  $10.000    $7.283   $10.700
Accumulation Unit Value, End of Period                                     -         -   $7.283   $10.700   $13.257
Number of Units Outstanding, End of Period                                 -         -  878,033 1,294,572 1,280,419
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                         $10.000    $8.094   $6.164    $4.445    $5.451
Accumulation Unit Value, End of Period                                $8.094    $6.164   $4.445    $5.451    $5.621
Number of Units Outstanding, End of Period                           409,032 1,324,8882,330,221 2,485,962 2,096,307





*Contracts with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.









ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE  CONTRACTS WERE FIRST OFFERED WITH THE INCOME AND PERFORMANCE
DEATH BENEFIT OPTION


For the Period Beginning June 1* and Ending December 31,                                  2002      2003       2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.810    $10.884
Accumulation Unit Value, End of Period                                                  $8.810   $10.884    $12.026
Number of Units Outstanding, End of Period                                               1,460    14,520     14,544
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.526    $10.680
Accumulation Unit Value, End of Period                                                  $8.526   $10.680    $11.353
Number of Units Outstanding, End of Period                                              11,360    27,358     32,517
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.724    $10.502
Accumulation Unit Value, End of Period                                                  $8.724   $10.502    $11.438
Number of Units Outstanding, End of Period                                               4,253    15,879     10,719
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.298    $10.491
Accumulation Unit Value, End of Period                                                  $8.298   $10.491    $11.592
Number of Units Outstanding, End of Period                                               5,681    13,996     15,565
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.580    $11.021
Accumulation Unit Value, End of Period                                                  $8.580   $11.021    $12.157
Number of Units Outstanding, End of Period                                                   0         0          0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.605    $11.128
Accumulation Unit Value, End of Period                                                  $8.605   $11.128    $12.533
Number of Units Outstanding, End of Period                                                   0    24,624     41,010
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.613    $12.034
Accumulation Unit Value, End of Period                                                  $9.613   $12.034    $12.952
Number of Units Outstanding, End of Period                                                   0     5,800     10,504
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.367    $11.089
Accumulation Unit Value, End of Period                                                  $9.367   $11.089    $12.061
Number of Units Outstanding, End of Period                                                   0        74         54
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.057    $14.290
Accumulation Unit Value, End of Period                                                  $9.057   $14.290    $14.509
Number of Units Outstanding, End of Period                                                   0     1,331        890
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                           $10.000   $10.130    $10.148
Accumulation Unit Value, End of Period                                                 $10.130   $10.148    $10.086
Number of Units Outstanding, End of Period                                              19,719   109,392    144,023
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.959     $9.824
Accumulation Unit Value, End of Period                                                  $9.959    $9.824     $9.711
Number of Units Outstanding, End of Period                                               2,992    52,417     43,132
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                           $10.000   $10.403    $11.046
Accumulation Unit Value, End of Period                                                 $10.403   $11.046    $11.401
Number of Units Outstanding, End of Period                                              10,374    35,489     54,275
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.051    $11.340
Accumulation Unit Value, End of Period                                                  $9.051   $11.340    $12.287
Number of Units Outstanding, End of Period                                              71,676   184,051    217,300
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.423    $11.652
Accumulation Unit Value, End of Period                                                  $9.423   $11.652    $12.605
Number of Units Outstanding, End of Period                                               3,207     5,236      5,148
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.317    $10.724
Accumulation Unit Value, End of Period                                                  $9.317   $10.724    $12.672
Number of Units Outstanding, End of Period                                                   0       661      1,030
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.882    $13.059
Accumulation Unit Value, End of Period                                                  $8.882   $13.059    $15.794
Number of Units Outstanding, End of Period                                               3,795    23,359     28,697
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.919    $10.946
Accumulation Unit Value, End of Period                                                  $8.919   $10.946    $11.589
Number of Units Outstanding, End of Period                                                 681     2,161      7,985
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.432    $10.554
Accumulation Unit Value, End of Period                                                  $8.432   $10.554    $12.171
Number of Units Outstanding, End of Period                                               1,404     9,112      7,219
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.683    $12.092
Accumulation Unit Value, End of Period                                                  $8.683   $12.092    $14.445
Number of Units Outstanding, End of Period                                               3,899    11,541      9,076
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.855    $12.310
Accumulation Unit Value, End of Period                                                  $8.855   $12.310    $13.857
Number of Units Outstanding, End of Period                                              17,921    43,340     50,152
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.930    $12.147
Accumulation Unit Value, End of Period                                                  $8.930   $12.147    $16.276
Number of Units Outstanding, End of Period                                               5,972    16,596     20,596
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $11.116
Number of Units Outstanding, End of Period                                                   -         -     26,597
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.108    $11.700
Accumulation Unit Value, End of Period                                                  $9.108   $11.700    $13.497
Number of Units Outstanding, End of Period                                              36,039    76,351     88,146
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.379    $10.482
Accumulation Unit Value, End of Period                                                  $8.379   $10.482    $11.022
Number of Units Outstanding, End of Period                                                 356       545        545
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.369    $10.444
Accumulation Unit Value, End of Period                                                  $8.369   $10.444    $10.955
Number of Units Outstanding, End of Period                                                 481     5,295      7,292
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.021    $11.479
Accumulation Unit Value, End of Period                                                  $9.021   $11.479    $12.023
Number of Units Outstanding, End of Period                                               1,495     5,864     10,342
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.910    $11.487
Accumulation Unit Value, End of Period                                                  $8.910   $11.487    $12.213
Number of Units Outstanding, End of Period                                                   0         0          0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $10.807
Number of Units Outstanding, End of Period                                                   -         -          0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.972    $11.024
Accumulation Unit Value, End of Period                                                  $8.972   $11.024    $11.454
Number of Units Outstanding, End of Period                                                   0         0          0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.003    $11.913
Accumulation Unit Value, End of Period                                                  $9.003   $11.913    $13.404
Number of Units Outstanding, End of Period                                                 680     7,194      7,036
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000    $9.059    $11.764
Accumulation Unit Value, End of Period                                                  $9.059   $11.764    $12.853
Number of Units Outstanding, End of Period                                               7,678    31,399     27,801
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.939    $10.833
Accumulation Unit Value, End of Period                                                  $8.939   $10.833    $11.530
Number of Units Outstanding, End of Period                                                 948     3,075      5,468
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $10.682
Number of Units Outstanding, End of Period                                                   -         -          0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                                       -         -    $11.226
Number of Units Outstanding, End of Period                                                   -         -          0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                                 -         -    $10.000
Accumulation Unit Value, End of Period                                              -         -             $10.938
Number of Units Outstanding, End of Period                                          -         -                   0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                        -         -             $10.000
Accumulation Unit Value, End of Period                                              -         -             $11.504
Number of Units Outstanding, End of Period                                          -         -               2,061
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.994    $11.255
Accumulation Unit Value, End of Period                                                  $8.994   $11.255    $12.285
Number of Units Outstanding, End of Period                                               3,357     4,186        806
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.497    $10.729
Accumulation Unit Value, End of Period                                                  $8.497   $10.729    $12.247
Number of Units Outstanding, End of Period                                              18,950    35,752     39,815
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.034    $11.811
Accumulation Unit Value, End of Period                                                  $8.034   $11.811    $14.645
Number of Units Outstanding, End of Period                                               5,825    16,810     13,208
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                           $10.000    $8.981    $11.021
Accumulation Unit Value, End of Period                                                  $8.981   $11.021    $11.371
Number of Units Outstanding, End of Period                                              24,064    46,604     53,005





*Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002. The dates the Variable Sub-Accounts were first offered under the Contracts are shown above the first table of Accumulation Unit Values on page A-1 above. The Accumulation Unit Value for each of these Variable
Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75)


For the Period Beginning January 1* and Ending December 31,                         2001     2002     2003     2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.360   $6.965   $8.612
Accumulation Unit Value, End of Period                                            $9.364   $6.965   $8.612   $9.523
Number of Units Outstanding, End of Period                                             0        0       95        0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.307   $7.482   $9.380
Accumulation Unit Value, End of Period                                            $9.307   $7.482   $9.380   $9.979
Number of Units Outstanding, End of Period                                        18,107   14,726   14,740   14,274
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.215   $7.116   $8.574
Accumulation Unit Value, End of Period                                            $9.215   $7.116   $8.574   $9.345
Number of Units Outstanding, End of Period                                         3,911    4,067    4,052    4,097
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.973   $7.369   $9.324
Accumulation Unit Value, End of Period                                            $9.973   $7.369   $9.324  $10.311
Number of Units Outstanding, End of Period                                             0        0        0        0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.697   $6.974   $8.965
Accumulation Unit Value, End of Period                                            $9.697   $6.974   $8.965   $9.897
Number of Units Outstanding, End of Period                                             0    3,143    2,650    2,239
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.132   $8.308  $10.752
Accumulation Unit Value, End of Period                                           $10.132   $8.308  $10.752  $12.120
Number of Units Outstanding, End of Period                                             0      314      381      408
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.193   $7.027   $8.803
Accumulation Unit Value, End of Period                                            $9.193   $7.027   $8.803   $9.482
Number of Units Outstanding, End of Period                                             0    2,147    2,101    1,965
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.623   $8.708  $10.317
Accumulation Unit Value, End of Period                                            $9.623   $8.708  $10.317  $11.231
Number of Units Outstanding, End of Period                                         8,565    8,563    8,562    8,154
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.001   $4.979   $7.861
Accumulation Unit Value, End of Period                                            $9.001   $4.979   $7.861   $7.988
Number of Units Outstanding, End of Period                                             0    1,415    1,439      817
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.270  $10.486  $10.513
Accumulation Unit Value, End of Period                                           $10.275  $10.486  $10.513  $10.457
Number of Units Outstanding, End of Period                                           173    1,892    1,905    1,933
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.049   $9.987   $9.860
Accumulation Unit Value, End of Period                                           $10.049   $9.987   $9.860   $9.753
Number of Units Outstanding, End of Period                                        19,173   19,165   19,118   17,724
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.417  $10.780  $11.456
Accumulation Unit Value, End of Period                                           $10.417  $10.780  $11.456  $11.834
Number of Units Outstanding, End of Period                                        10,593   11,909   11,914   12,107
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.444   $7.180   $9.003
Accumulation Unit Value, End of Period                                            $9.444   $7.180   $9.003   $9.762
Number of Units Outstanding, End of Period                                             0    6,894    6,370    4,062
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.784   $8.420  $10.421
Accumulation Unit Value, End of Period                                            $9.784   $8.420  $10.421  $11.282
Number of Units Outstanding, End of Period                                             0    6,826    6,773    1,137
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                     $10.000   $8.305   $6.280   $7.235
Accumulation Unit Value, End of Period                                            $8.305   $6.280   $7.235   $8.556
Number of Units Outstanding, End of Period                                             0        0        0        0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.258   $8.743  $12.866
Accumulation Unit Value, End of Period                                            $9.258   $8.743  $12.866  $15.572
Number of Units Outstanding, End of Period                                             0        0       64        0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.674   $6.829   $8.388
Accumulation Unit Value, End of Period                                            $9.674   $6.829   $8.388   $8.888
Number of Units Outstanding, End of Period                                             0        0        0        0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.789   $7.437   $9.317
Accumulation Unit Value, End of Period                                            $9.789   $7.437   $9.317  $10.752
Number of Units Outstanding, End of Period                                             0        0        0        0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                           -  $10.000   $7.309  $10.187
Accumulation Unit Value, End of Period                                                 -   $7.309  $10.187  $12.178
Number of Units Outstanding, End of Period                                             -        0        0        0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.852   $6.972   $9.700
Accumulation Unit Value, End of Period                                            $9.852   $6.972   $9.700  $10.928
Number of Units Outstanding, End of Period                                         1,569    8,009    6,585    3,462
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                     $10.000  $10.584   $9.931  $13.519
Accumulation Unit Value, End of Period                                           $10.584   $9.931  $13.519  $18.129
Number of Units Outstanding, End of Period                                             0      487      501      406
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $11.122
Number of Units Outstanding, End of Period                                             -        -        -        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                           -  $10.000   $8.035  $10.331
Accumulation Unit Value, End of Period                                                 -   $8.035  $10.331  $11.927
Number of Units Outstanding, End of Period                                             -        0    2,394        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.250   $5.825   $7.293
Accumulation Unit Value, End of Period                                            $9.250   $5.825   $7.293   $7.675
Number of Units Outstanding, End of Period                                             0        0        0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.240   $5.802   $7.246
Accumulation Unit Value, End of Period                                            $9.246   $5.802   $7.246   $7.607
Number of Units Outstanding, End of Period                                             0        0        0        0
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.392   $6.864   $8.741
Accumulation Unit Value, End of Period                                            $9.392   $6.864   $8.741   $9.163
Number of Units Outstanding, End of Period                                             0        0        0        0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.455   $5.991   $7.730
Accumulation Unit Value, End of Period                                            $9.455   $5.991   $7.730   $8.225
Number of Units Outstanding, End of Period                                             0        0        0        0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $10.813
Number of Units Outstanding, End of Period                                             -        -        -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.364   $6.420   $7.895
Accumulation Unit Value, End of Period                                            $9.364   $6.420   $7.895   $8.210
Number of Units Outstanding, End of Period                                           372    3,660    3,123    2,645
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.350   $6.436   $8.523
Accumulation Unit Value, End of Period                                            $9.350   $6.436   $8.523   $9.597
Number of Units Outstanding, End of Period                                             0        0        0        0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.516   $7.272   $9.451
Accumulation Unit Value, End of Period                                            $9.516   $7.272   $9.451  $10.334
Number of Units Outstanding, End of Period                                         1,576    9,421    4,607    2,082
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.474   $6.332   $7.680
Accumulation Unit Value, End of Period                                            $9.474   $6.332   $7.680   $8.181
Number of Units Outstanding, End of Period                                             0   11,533    5,544    2,336
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $10.687
Number of Units Outstanding, End of Period                                             -        -        -        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $11.232
Number of Units Outstanding, End of Period                                             -        -        -        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $10.944
Number of Units Outstanding, End of Period                                             -        -        -        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                           -        -        -  $10.000
Accumulation Unit Value, End of Period                                                 -        -        -  $11.511
Number of Units Outstanding, End of Period                                             -        -        -        0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.450   $7.526   $9.425
Accumulation Unit Value, End of Period                                            $9.450   $7.526   $9.425  $10.296
Number of Units Outstanding, End of Period                                        15,899   20,229   18,317   14,368
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.174   $7.426   $9.383
Accumulation Unit Value, End of Period                                            $9.174   $7.426   $9.383  $10.719
Number of Units Outstanding, End of Period                                             0    5,907    4,009      179
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                           -  $10.000   $7.291  $10.726
Accumulation Unit Value, End of Period                                                 -   $7.291  $10.726  $13.310
Number of Units Outstanding, End of Period                                             -    2,623    2,600    2,646
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                     $10.000   $9.630   $6.581   $8.082
Accumulation Unit Value, End of Period                                            $9.632   $6.581   $8.082   $8.346
Number of Units Outstanding, End of Period                                             0      369      452      490






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.






ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.175   $6.951  $8.584
Accumulation Unit Value, End of Period                                       $9.175   $6.951   $8.584  $9.480
Number of Units Outstanding, End of Period                                    3,973    2,316    1,503   1,222
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.301   $7.467  $9.349
Accumulation Unit Value, End of Period                                       $9.301   $7.467   $9.349  $9.933
Number of Units Outstanding, End of Period                                   16,151   18,848   20,763  19,616
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.200   $7.102  $8.545
Accumulation Unit Value, End of Period                                       $9.208   $7.102   $8.545  $9.302
Number of Units Outstanding, End of Period                                   22,051   23,263   23,537  21,461
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.545   $7.354  $9.293
Accumulation Unit Value, End of Period                                       $9.545   $7.354   $9.293 $10.264
Number of Units Outstanding, End of Period                                   10,888   12,537   13,535  13,451
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.694   $6.960  $8.935
Accumulation Unit Value, End of Period                                       $9.694   $6.960   $8.935  $9.851
Number of Units Outstanding, End of Period                                        0    1,650    1,648   1,646
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.675   $8.291 $10.717
Accumulation Unit Value, End of Period                                       $9.675   $8.291  $10.717 $12.064
Number of Units Outstanding, End of Period                                    4,517    9,550    9,033   7,548
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.710   $7.012  $8.774
Accumulation Unit Value, End of Period                                       $7.710   $7.012   $8.774  $9.439
Number of Units Outstanding, End of Period                                   12,775   12,775   13,516  13,543
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.783   $8.691 $10.283
Accumulation Unit Value, End of Period                                       $9.783   $8.691  $10.283 $11.179
Number of Units Outstanding, End of Period                                        0    1,698    3,142   4,044
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.998   $4.969  $7.835
Accumulation Unit Value, End of Period                                       $8.998   $4.969   $7.835  $7.951
Number of Units Outstanding, End of Period                                        0        0        0     228
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.110  $10.465 $10.479
Accumulation Unit Value, End of Period                                      $10.110  $10.465  $10.479 $10.409
Number of Units Outstanding, End of Period                                        0    1,022    1,961   2,039
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.042   $9.967  $9.827
Accumulation Unit Value, End of Period                                      $10.042   $9.967   $9.827  $9.708
Number of Units Outstanding, End of Period                                    3,050   22,709   24,432  24,078
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.409  $10.759 $11.418
Accumulation Unit Value, End of Period                                      $10.409  $10.759  $11.418 $11.780
Number of Units Outstanding, End of Period                                    2,021    5,487    8,409   5,504
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.438   $7.166  $8.974
Accumulation Unit Value, End of Period                                       $9.438   $7.166   $8.974  $9.718
Number of Units Outstanding, End of Period                                    9,096   13,228   12,619  10,597
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.522   $8.404 $10.387
Accumulation Unit Value, End of Period                                       $9.522   $8.404  $10.387 $11.231
Number of Units Outstanding, End of Period                                   16,619   22,766   22,832  22,844
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.299   $6.268  $7.211
Accumulation Unit Value, End of Period                                       $8.299   $6.268   $7.211  $8.516
Number of Units Outstanding, End of Period                                    1,366    5,673    5,791   3,637
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.256   $8.726 $12.823
Accumulation Unit Value, End of Period                                       $9.256   $8.726  $12.823 $15.501
Number of Units Outstanding, End of Period                                        0        0        0     539
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.623   $6.816  $8.360
Accumulation Unit Value, End of Period                                       $9.623   $6.816   $8.360  $8.847
Number of Units Outstanding, End of Period                                        0    2,619    3,917   1,682
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.787   $7.422  $9.286
Accumulation Unit Value, End of Period                                       $9.787   $7.422   $9.286 $10.703
Number of Units Outstanding, End of Period                                        0        0        0     677
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.302 $10.165
Accumulation Unit Value, End of Period                                            -   $7.302  $10.165 $12.136
Number of Units Outstanding, End of Period                                        -        0    1,710   2,171
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.846   $6.958  $9.668
Accumulation Unit Value, End of Period                                       $9.846   $6.958   $9.668 $10.877
Number of Units Outstanding, End of Period                                    5,928   19,174   20,791  17,046
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.581   $9.911 $13.475
Accumulation Unit Value, End of Period                                      $10.581   $9.911  $13.475 $18.046
Number of Units Outstanding, End of Period                                        0    2,727    3,445   3,382
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.112
Number of Units Outstanding, End of Period                                        -        -        -     244
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.028 $10.308
Accumulation Unit Value, End of Period                                            -   $8.028  $10.308 $11.885
Number of Units Outstanding, End of Period                                        -   14,478   21,527  20,092
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.770   $5.814  $7.269
Accumulation Unit Value, End of Period                                       $8.770   $5.814   $7.269  $7.640
Number of Units Outstanding, End of Period                                    3,377    1,912    1,586   1,028
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.757   $5.790  $7.223
Accumulation Unit Value, End of Period                                       $8.757   $5.790   $7.223  $7.572
Number of Units Outstanding, End of Period                                    3,870    8,296   10,585  11,139
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.224   $6.851  $8.712
Accumulation Unit Value, End of Period                                       $9.224   $6.851   $8.712  $9.121
Number of Units Outstanding, End of Period                                    2,269   10,698   10,697  10,659
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.452   $5.979  $7.704
Accumulation Unit Value, End of Period                                       $9.452   $5.979   $7.704  $8.187
Number of Units Outstanding, End of Period                                        0      694      763     762
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.803
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.357   $6.407  $7.869
Accumulation Unit Value, End of Period                                       $9.357   $6.407   $7.869  $8.172
Number of Units Outstanding, End of Period                                    8,347    9,617    9,679   9,017
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.119   $6.423  $8.495
Accumulation Unit Value, End of Period                                       $9.119   $6.423   $8.495  $9.553
Number of Units Outstanding, End of Period                                      535    8,177    8,172   8,291
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.509   $7.258  $9.420
Accumulation Unit Value, End of Period                                       $9.509   $7.258   $9.420 $10.287
Number of Units Outstanding, End of Period                                   15,351   34,338   35,918  31,412
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.307   $6.319  $7.655
Accumulation Unit Value, End of Period                                       $9.307   $6.319   $7.655  $8.143
Number of Units Outstanding, End of Period                                    8,555    9,321    8,803   8,688
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.678
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.222
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.934
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.501
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.443   $7.511  $9.394
Accumulation Unit Value, End of Period                                       $9.443   $7.511   $9.394 $10.249
Number of Units Outstanding, End of Period                                      835    1,134    1,830   2,453
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.168   $7.411  $9.352
Accumulation Unit Value, End of Period                                       $9.168   $7.411   $9.352 $10.670
Number of Units Outstanding, End of Period                                    6,531   12,641   12,721  12,098
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.284 $10.703
Accumulation Unit Value, End of Period                                            -   $7.284  $10.703 $13.264
Number of Units Outstanding, End of Period                                        -    3,602    4,910   5,377
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.105   $6.568  $8.055
Accumulation Unit Value, End of Period                                       $9.105   $6.568   $8.055  $8.307
Number of Units Outstanding, End of Period                                   11,986   12,469   12,622  12,622





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.169   $6.939  $8.560
Accumulation Unit Value, End of Period                                       $9.169   $6.939   $8.560  $9.443
Number of Units Outstanding, End of Period                                    1,807    3,835    7,107   7,569
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.295   $7.454  $9.323
Accumulation Unit Value, End of Period                                       $9.295   $7.454   $9.323  $9.895
Number of Units Outstanding, End of Period                                   51,343   93,638  110,832 125,637
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.203   $7.090  $8.522
Accumulation Unit Value, End of Period                                       $9.203   $7.090   $8.522  $9.266
Number of Units Outstanding, End of Period                                   13,092   40,981   53,262  41,362
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.539   $7.342  $9.267
Accumulation Unit Value, End of Period                                       $9.539   $7.342   $9.267 $10.224
Number of Units Outstanding, End of Period                                    2,806    9,478   19,281  19,421
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.961   $6.948  $8.910
Accumulation Unit Value, End of Period                                       $8.961   $6.948   $8.910  $9.813
Number of Units Outstanding, End of Period                                      248      553      690     640
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.669   $8.277 $10.687
Accumulation Unit Value, End of Period                                       $9.669   $8.277  $10.687 $12.017
Number of Units Outstanding, End of Period                                    7,554   29,993   31,562  48,272
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.705   $7.001  $8.749
Accumulation Unit Value, End of Period                                       $7.705   $7.001   $8.749  $9.402
Number of Units Outstanding, End of Period                                   16,540   28,573   59,649  59,314
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.611   $8.676 $10.254
Accumulation Unit Value, End of Period                                       $9.611   $8.676  $10.254 $11.136
Number of Units Outstanding, End of Period                                    5,853   14,564   10,592   7,873
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.918   $4.960  $7.814
Accumulation Unit Value, End of Period                                       $8.918   $4.960   $7.814  $7.921
Number of Units Outstanding, End of Period                                   12,144   13,790   16,250  14,802
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.262  $10.448 $10.450
Accumulation Unit Value, End of Period                                      $10.262  $10.448  $10.450 $10.369
Number of Units Outstanding, End of Period                                    3,574   29,559   28,409  38,678
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.036   $9.950  $9.800
Accumulation Unit Value, End of Period                                      $10.036   $9.950   $9.800  $9.671
Number of Units Outstanding, End of Period                                   31,775  109,463  122,578  67,007
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.403  $10.741 $11.386
Accumulation Unit Value, End of Period                                      $10.403  $10.741  $11.386 $11.734
Number of Units Outstanding, End of Period                                   55,102   97,055   97,760  89,449
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.432   $7.154  $8.949
Accumulation Unit Value, End of Period                                       $9.432   $7.154   $8.949  $9.680
Number of Units Outstanding, End of Period                                   38,678   92,525   99,376  98,705
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.517   $8.389 $10.358
Accumulation Unit Value, End of Period                                       $9.517   $8.389  $10.358 $11.187
Number of Units Outstanding, End of Period                                   26,727   29,884   37,993  34,613
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.294   $6.257  $7.191
Accumulation Unit Value, End of Period                                       $8.294   $6.257   $7.191  $8.483
Number of Units Outstanding, End of Period                                    7,285   30,818   27,723  27,496
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.749   $8.711 $12.787
Accumulation Unit Value, End of Period                                       $9.749   $8.711  $12.787 $15.441
Number of Units Outstanding, End of Period                                      261      219      403     279
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.617   $6.804  $8.337
Accumulation Unit Value, End of Period                                       $9.617   $6.804   $8.337  $8.812
Number of Units Outstanding, End of Period                                   14,722   19,814   29,715  31,157
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.082   $7.410  $9.260
Accumulation Unit Value, End of Period                                       $9.082   $7.410   $9.260 $10.661
Number of Units Outstanding, End of Period                                   14,303   16,294   25,629  27,310
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.297 $10.146
Accumulation Unit Value, End of Period                                            -   $7.297  $10.146 $12.100
Number of Units Outstanding, End of Period                                        -    3,329    9,504  12,697
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.840   $6.946  $9.641
Accumulation Unit Value, End of Period                                       $9.840   $6.946   $9.641 $10.835
Number of Units Outstanding, End of Period                                   14,911   70,822   81,948  77,981
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.239   $9.895 $13.437
Accumulation Unit Value, End of Period                                      $10.239   $9.895  $13.437 $17.976
Number of Units Outstanding, End of Period                                    8,679   22,702   23,861  42,455
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.103
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.022 $10.289
Accumulation Unit Value, End of Period                                            -   $8.022  $10.289 $11.850
Number of Units Outstanding, End of Period                                        -   49,245   67,760  74,478
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.765   $5.804  $7.249
Accumulation Unit Value, End of Period                                       $8.765   $5.804   $7.249  $7.610
Number of Units Outstanding, End of Period                                      853        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.752   $5.781  $7.202
Accumulation Unit Value, End of Period                                       $8.752   $5.781   $7.202  $7.543
Number of Units Outstanding, End of Period                                   14,002   32,757   47,592  49,459
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.219   $6.839  $8.688
Accumulation Unit Value, End of Period                                       $9.219   $6.839   $8.688  $9.086
Number of Units Outstanding, End of Period                                    5,605    8,527    9,053   7,696
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.816   $5.969  $7.683
Accumulation Unit Value, End of Period                                       $8.816   $5.969   $7.683  $8.155
Number of Units Outstanding, End of Period                                    1,504    6,564    7,452   6,449
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.795
Number of Units Outstanding, End of Period                                        -        -        -     951
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.352   $6.396  $7.847
Accumulation Unit Value, End of Period                                       $9.352   $6.396   $7.847  $8.140
Number of Units Outstanding, End of Period                                    5,156   24,022   24,869  23,821
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.114   $6.412  $8.471
Accumulation Unit Value, End of Period                                       $9.114   $6.412   $8.471  $9.516
Number of Units Outstanding, End of Period                                      885    2,536    2,827   3,382
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.504   $7.246  $9.394
Accumulation Unit Value, End of Period                                       $9.504   $7.246   $9.394 $10.247
Number of Units Outstanding, End of Period                                   35,106   78,061   79,264  97,704
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.301   $6.309  $7.633
Accumulation Unit Value, End of Period                                       $9.301   $6.309   $7.633  $8.112
Number of Units Outstanding, End of Period                                    8,463   15,350   14,333  11,607
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.670
Number of Units Outstanding, End of Period                                        -        -        -   1,422
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.214
Number of Units Outstanding, End of Period                                        -        -        -   3,881
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.926
Number of Units Outstanding, End of Period                                        -        -        -   7,835
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.492
Number of Units Outstanding, End of Period                                        -        -        -   1,368
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.437   $7.498  $9.368
Accumulation Unit Value, End of Period                                       $9.437   $7.498   $9.368 $10.209
Number of Units Outstanding, End of Period                                   15,121   27,927   22,635  22,255
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.162   $7.398  $9.326
Accumulation Unit Value, End of Period                                       $9.162   $7.398   $9.326 $10.629
Number of Units Outstanding, End of Period                                    7,318   21,602   17,195  15,197
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.279 $10.684
Accumulation Unit Value, End of Period                                            -   $7.279  $10.684 $13.225
Number of Units Outstanding, End of Period                                        -   17,611   20,417  19,553
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.100   $6.557  $8.033
Accumulation Unit Value, End of Period                                       $9.100   $6.557   $8.033  $8.275
Number of Units Outstanding, End of Period                                    6,656    9,990   10,204   9,979




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December,                       2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares))
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.116   $6.933  $8.547
Accumulation Unit Value, End of Period                                       $9.116   $6.933   $8.547  $9.423
Number of Units Outstanding, End of Period                                      748    2,254    2,254   2,908
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.292   $7.447  $9.309
Accumulation Unit Value, End of Period                                       $9.292   $7.447   $9.309  $9.874
Number of Units Outstanding, End of Period                                        0    1,088    1,426   3,141
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.176   $7.083  $8.509
Accumulation Unit Value, End of Period                                       $9.176   $7.083   $8.509  $9.246
Number of Units Outstanding, End of Period                                        0      187      434     420
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.536   $7.335  $9.253
Accumulation Unit Value, End of Period                                       $9.536   $7.335   $9.253 $10.202
Number of Units Outstanding, End of Period                                      441    1,548    1,809   1,710
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.691   $6.942  $8.897
Accumulation Unit Value, End of Period                                       $9.691   $6.942   $8.897  $9.792
Number of Units Outstanding, End of Period                                        0    1,034      884     883
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.127   $8.270 $10.671
Accumulation Unit Value, End of Period                                      $10.127   $8.270  $10.671 $11.992
Number of Units Outstanding, End of Period                                        0        0      526       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $9.188   $6.994  $8.736
Accumulation Unit Value, End of Period                                       $9.188   $6.994   $8.736  $9.382
Number of Units Outstanding, End of Period                                        0        0      241     451
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.780   $8.668 $10.239
Accumulation Unit Value, End of Period                                       $9.780   $8.668  $10.239 $11.112
Number of Units Outstanding, End of Period                                        0        0      522     964
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.996   $4.956  $7.802
Accumulation Unit Value, End of Period                                       $8.996   $4.956   $7.802  $7.904
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.107  $10.438 $10.434
Accumulation Unit Value, End of Period                                      $10.107  $10.438  $10.434 $10.347
Number of Units Outstanding, End of Period                                        0        0    2,047   2,520
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.033   $9.941  $9.785
Accumulation Unit Value, End of Period                                      $10.033   $9.941   $9.785  $9.650
Number of Units Outstanding, End of Period                                    7,315    1,785    6,332   6,145
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.400  $10.731 $11.369
Accumulation Unit Value, End of Period                                      $10.400  $10.731  $11.369 $11.709
Number of Units Outstanding, End of Period                                    2,112    1,964    1,874   1,874
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.778   $7.147  $8.935
Accumulation Unit Value, End of Period                                       $9.778   $7.147   $8.935  $9.659
Number of Units Outstanding, End of Period                                        0      631      859     858
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.778   $8.382 $10.342
Accumulation Unit Value, End of Period                                       $9.778   $8.382  $10.342 $11.163
Number of Units Outstanding, End of Period                                        0    1,032    1,709   1,689
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.292   $6.251  $7.180
Accumulation Unit Value, End of Period                                       $8.292   $6.251   $7.180  $8.465
Number of Units Outstanding, End of Period                                      328    2,123    1,017       0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.253   $8.703 $12.768
Accumulation Unit Value, End of Period                                       $9.253   $8.703  $12.768 $15.408
Number of Units Outstanding, End of Period                                        0        0      252     226
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.669   $6.798  $8.324
Accumulation Unit Value, End of Period                                       $9.669   $6.798   $8.324  $8.794
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.784   $7.403  $9.246
Accumulation Unit Value, End of Period                                       $9.784   $7.403   $9.246 $10.639
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.294 $10.136
Accumulation Unit Value, End of Period                                            -   $7.294  $10.136 $12.081
Number of Units Outstanding, End of Period                                        -        0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.837   $6.940  $9.626
Accumulation Unit Value, End of Period                                       $9.837   $6.940   $9.626 $10.812
Number of Units Outstanding, End of Period                                      577    2,543    3,023   2,900
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.578   $9.886 $13.417
Accumulation Unit Value, End of Period                                      $10.578   $9.886  $13.417 $17.938
Number of Units Outstanding, End of Period                                        0      601      220     194
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.099
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.019 $10.279
Accumulation Unit Value, End of Period                                            -   $8.019  $10.279 $11.831
Number of Units Outstanding, End of Period                                        -    1,583    1,682   1,765
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.244   $5.798  $7.238
Accumulation Unit Value, End of Period                                       $9.244   $5.798   $7.238  $7.594
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.241   $5.775  $7.191
Accumulation Unit Value, End of Period                                       $9.241   $5.775   $7.191  $7.527
Number of Units Outstanding, End of Period                                        0        0      290     544
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.387   $6.833  $8.675
Accumulation Unit Value, End of Period                                       $9.387   $6.833   $8.675  $9.066
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.449   $5.963  $7.671
Accumulation Unit Value, End of Period                                       $9.449   $5.963   $7.671  $8.138
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.790
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.620   $6.390  $7.835
Accumulation Unit Value, End of Period                                       $9.620   $6.390   $7.835  $8.123
Number of Units Outstanding, End of Period                                        0        0        0       0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.344   $6.406  $8.458
Accumulation Unit Value, End of Period                                       $9.344   $6.406   $8.458  $9.496
Number of Units Outstanding, End of Period                                        0        0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.829   $7.239  $9.379
Accumulation Unit Value, End of Period                                       $9.829   $7.239   $9.379 $10.225
Number of Units Outstanding, End of Period                                        0      264      547     530
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.469   $6.303  $7.622
Accumulation Unit Value, End of Period                                       $9.469   $6.303   $7.622  $8.094
Number of Units Outstanding, End of Period                                        0        0        0       0
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.666
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.209
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.921
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.487
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.886   $7.491  $9.354
Accumulation Unit Value, End of Period                                       $9.886   $7.491   $9.354 $10.188
Number of Units Outstanding, End of Period                                        0    1,533      829     828
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.702   $7.392  $9.312
Accumulation Unit Value, End of Period                                       $9.702   $7.392   $9.312 $10.606
Number of Units Outstanding, End of Period                                        0      439      727   1,289
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.276 $10.673
Accumulation Unit Value, End of Period                                            -   $7.276  $10.673 $13.204
Number of Units Outstanding, End of Period                                        -      229      805     738
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.097   $6.551  $8.021
Accumulation Unit Value, End of Period                                       $9.097   $6.551   $8.021  $8.257
Number of Units Outstanding, End of Period                                      602    2,633    3,644   1,961




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.











ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS)


For the Period Beginning January 1* and Ending December,                       2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.191   $6.987  $8.656
Accumulation Unit Value, End of Period                                       $9.191   $6.987   $8.656  $9.591
Number of Units Outstanding, End of Period                                    2,706    4,552    4,551   4,550
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.317   $7.505  $9.428
Accumulation Unit Value, End of Period                                       $9.317   $7.505   $9.428 $10.050
Number of Units Outstanding, End of Period                                    1,011    1,011    1,011   1,011
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.225   $7.138  $8.617
Accumulation Unit Value, End of Period                                       $9.225   $7.138   $8.617  $9.411
Number of Units Outstanding, End of Period                                    4,427    6,013    8,253   8,253
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.976   $7.391  $9.371
Accumulation Unit Value, End of Period                                       $9.976   $7.391   $9.371 $10.384
Number of Units Outstanding, End of Period                                        0      288      288     287
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.982   $6.995  $9.010
Accumulation Unit Value, End of Period                                       $8.982   $6.995   $9.010  $9.967
Number of Units Outstanding, End of Period                                        0      286      285     284
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.136   $8.334 $10.807
Accumulation Unit Value, End of Period                                      $10.136   $8.334  $10.807 $12.206
Number of Units Outstanding, End of Period                                        0      277      277     277
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $9.196   $7.048  $8.848
Accumulation Unit Value, End of Period                                       $9.196   $7.048   $8.848  $9.549
Number of Units Outstanding, End of Period                                        0      113        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.789   $8.735 $10.370
Accumulation Unit Value, End of Period                                       $9.789   $8.735  $10.370 $11.310
Number of Units Outstanding, End of Period                                        0      868        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.004   $4.994  $7.901
Accumulation Unit Value, End of Period                                       $9.004   $4.994   $7.901  $8.045
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.116  $10.518 $10.567
Accumulation Unit Value, End of Period                                      $10.116  $10.518  $10.567 $10.532
Number of Units Outstanding, End of Period                                        0      727      726     726
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.060  $10.018  $9.910
Accumulation Unit Value, End of Period                                      $10.060  $10.018   $9.910  $9.822
Number of Units Outstanding, End of Period                                   45,369   44,522   15,933   3,656
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.428  $10.813 $11.514
Accumulation Unit Value, End of Period                                      $10.428  $10.813  $11.514 $11.918
Number of Units Outstanding, End of Period                                    1,996    3,393    3,391   3,389
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.455   $7.202  $9.049
Accumulation Unit Value, End of Period                                       $9.455   $7.202   $9.049  $9.832
Number of Units Outstanding, End of Period                                    1,990    2,368    2,770   2,769
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.787   $8.446 $10.475
Accumulation Unit Value, End of Period                                       $9.787   $8.446  $10.475 $11.362
Number of Units Outstanding, End of Period                                        0    3,500    4,319   4,317
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.314   $6.300  $7.272
Accumulation Unit Value, End of Period                                       $8.314   $6.300   $7.272  $8.616
Number of Units Outstanding, End of Period                                    1,019    1,019    1,019   1,019
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.772   $8.770 $12.931
Accumulation Unit Value, End of Period                                       $9.772   $8.770  $12.931 $15.683
Number of Units Outstanding, End of Period                                      793    2,091        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.678   $6.850  $8.431
Accumulation Unit Value, End of Period                                       $9.678   $6.850   $8.431  $8.951
Number of Units Outstanding, End of Period                                        0      373      373     372
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.793   $7.460  $9.364
Accumulation Unit Value, End of Period                                       $9.793   $7.460   $9.364 $10.829
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.318 $10.221
Accumulation Unit Value, End of Period                                            -   $7.318  $10.221 $12.243
Number of Units Outstanding, End of Period                                        -    1,498    1,498   1,498
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.863   $6.993  $9.749
Accumulation Unit Value, End of Period                                       $9.863   $6.993   $9.749 $11.005
Number of Units Outstanding, End of Period                                      276    2,156    1,850   1,850
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.263   $9.962 $13.588
Accumulation Unit Value, End of Period                                      $10.263   $9.962  $13.588 $18.258
Number of Units Outstanding, End of Period                                    1,620    1,707       88      87
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.137
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.046 $10.365
Accumulation Unit Value, End of Period                                            -   $8.046  $10.365 $11.990
Number of Units Outstanding, End of Period                                        -        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.253   $5.843  $7.330
Accumulation Unit Value, End of Period                                       $9.253   $5.843   $7.330  $7.729
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.773   $5.820  $7.283
Accumulation Unit Value, End of Period                                       $8.773   $5.820   $7.283  $7.661
Number of Units Outstanding, End of Period                                    2,245    1,102        0       0
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.240   $6.886  $8.786
Accumulation Unit Value, End of Period                                       $9.240   $6.886   $8.786  $9.228
Number of Units Outstanding, End of Period                                      293      453      452     451
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.458   $6.009  $7.769
Accumulation Unit Value, End of Period                                       $9.458   $6.009   $7.769  $8.283
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.827
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.374   $6.440  $7.935
Accumulation Unit Value, End of Period                                       $9.374   $6.440   $7.935  $8.268
Number of Units Outstanding, End of Period                                    2,146    6,476    4,196   4,196
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.353   $6.456  $8.566
Accumulation Unit Value, End of Period                                       $9.353   $6.456   $8.566  $9.665
Number of Units Outstanding, End of Period                                        0        0        0       0
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.526   $7.295  $9.499
Accumulation Unit Value, End of Period                                       $9.526   $7.295   $9.499 $10.408
Number of Units Outstanding, End of Period                                    2,580    4,034    5,985   5,984
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.323   $6.352  $7.719
Accumulation Unit Value, End of Period                                       $9.323   $6.352   $7.719  $8.239
Number of Units Outstanding, End of Period                                    7,034    6,992    6,537   6,537
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.702
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.247
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.958
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.526
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.895   $7.549  $9.473
Accumulation Unit Value, End of Period                                       $9.895   $7.549   $9.473 $10.369
Number of Units Outstanding, End of Period                                        0    1,421    3,366   3,366
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.184   $7.449  $9.431
Accumulation Unit Value, End of Period                                       $9.184   $7.449   $9.431 $10.795
Number of Units Outstanding, End of Period                                    5,772    5,918    5,490   5,490
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.300 $10.762
Accumulation Unit Value, End of Period                                            -   $7.300  $10.762 $13.381
Number of Units Outstanding, End of Period                                        -    1,452    1,452   1,452
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.121   $6.601  $8.123
Accumulation Unit Value, End of Period                                       $9.121   $6.601   $8.123  $8.405
Number of Units Outstanding, End of Period                                      285    1,988    4,360   4,360




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.









ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.185   $6.973  $8.628
Accumulation Unit Value, End of Period                                       $9.185   $6.973   $8.628  $9.547
Number of Units Outstanding, End of Period                                      856      906    2,717   2,485
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.311   $7.490  $9.397
Accumulation Unit Value, End of Period                                       $9.311   $7.490   $9.397 $10.004
Number of Units Outstanding, End of Period                                    7,536   22,181   21,880  17,779
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.218   $7.124  $8.589
Accumulation Unit Value, End of Period                                       $9.218   $7.124   $8.589  $9.368
Number of Units Outstanding, End of Period                                    7,275   15,485   13,811  14,703
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.556   $7.377  $9.341
Accumulation Unit Value, End of Period                                       $9.556   $7.377   $9.341 $10.336
Number of Units Outstanding, End of Period                                    1,140    3,566    5,381   6,227
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.698   $6.981  $8.981
Accumulation Unit Value, End of Period                                       $9.698   $6.981   $8.981  $9.921
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.685   $8.317 $10.771
Accumulation Unit Value, End of Period                                       $9.685   $8.317  $10.771 $12.150
Number of Units Outstanding, End of Period                                    1,632    6,641    6,177   6,320
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.718   $7.034  $8.818
Accumulation Unit Value, End of Period                                       $7.718   $7.034   $8.818  $9.506
Number of Units Outstanding, End of Period                                      439      439      951     771
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.627   $8.717 $10.335
Accumulation Unit Value, End of Period                                       $9.627   $8.717  $10.335 $11.258
Number of Units Outstanding, End of Period                                      829    3,694    5,893   5,914
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.933   $4.984  $7.875
Accumulation Unit Value, End of Period                                       $8.933   $4.984   $7.875  $8.008
Number of Units Outstanding, End of Period                                      443    1,629    1,628   1,627
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.279  $10.497 $10.532
Accumulation Unit Value, End of Period                                      $10.279  $10.497  $10.532 $10.483
Number of Units Outstanding, End of Period                                      121   33,980    5,478   3,679
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.053   $9.998  $9.877
Accumulation Unit Value, End of Period                                      $10.053   $9.998   $9.877  $9.777
Number of Units Outstanding, End of Period                                   20,406   50,938    6,593   3,661
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.421  $10.792 $11.476
Accumulation Unit Value, End of Period                                      $10.421  $10.792  $11.476 $11.863
Number of Units Outstanding, End of Period                                      943    3,998   19,710  14,303
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.448   $7.188  $9.019
Accumulation Unit Value, End of Period                                       $9.448   $7.188   $9.019  $9.787
Number of Units Outstanding, End of Period                                   12,846   17,866   23,530  22,150
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.532   $8.430 $10.440
Accumulation Unit Value, End of Period                                       $9.532   $8.430  $10.440 $11.310
Number of Units Outstanding, End of Period                                    7,962   11,014   12,718   9,930
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.308   $6.287  $7.248
Accumulation Unit Value, End of Period                                       $8.308   $6.287   $7.248  $8.577
Number of Units Outstanding, End of Period                                    2,204    2,203    2,202   2,201
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.766   $8.752 $12.888
Accumulation Unit Value, End of Period                                       $9.766   $8.752  $12.888 $15.611
Number of Units Outstanding, End of Period                                    1,106    1,804    2,087   1,217
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.633   $6.837  $8.403
Accumulation Unit Value, End of Period                                       $9.633   $6.837   $8.403  $8.910
Number of Units Outstanding, End of Period                                    1,842    5,397    5,397   6,321
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.791   $7.445  $9.333
Accumulation Unit Value, End of Period                                       $9.791   $7.445   $9.333 $10.779
Number of Units Outstanding, End of Period                                        0        0        0     621
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.312 $10.199
Accumulation Unit Value, End of Period                                            -   $7.312  $10.199 $12.201
Number of Units Outstanding, End of Period                                        -    3,414    3,258   3,257
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.856   $6.979  $9.717
Accumulation Unit Value, End of Period                                       $9.856   $6.979   $9.717 $10.955
Number of Units Outstanding, End of Period                                    5,648   17,892   10,131  16,589
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.256   $9.942 $13.543
Accumulation Unit Value, End of Period                                      $10.256   $9.942  $13.543 $18.174
Number of Units Outstanding, End of Period                                      726    3,570    2,211   1,670
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.127
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.039 $10.343
Accumulation Unit Value, End of Period                                            -   $8.039  $10.343 $11.949
Number of Units Outstanding, End of Period                                        -    1,915    3,863   3,282
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.780   $5.832  $7.306
Accumulation Unit Value, End of Period                                       $8.780   $5.832   $7.306  $7.694
Number of Units Outstanding, End of Period                                    1,647    6,399    6,403   6,406
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.767   $5.808  $7.259
Accumulation Unit Value, End of Period                                       $8.767   $5.808   $7.259  $7.626
Number of Units Outstanding, End of Period                                    3,477    7,732    7,327   6,065
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.234   $6.872  $8.757
Accumulation Unit Value, End of Period                                       $9.234   $6.872   $8.757  $9.186
Number of Units Outstanding, End of Period                                      423      536      265     265
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.831   $5.997  $7.744
Accumulation Unit Value, End of Period                                       $8.831   $5.997   $7.744  $8.245
Number of Units Outstanding, End of Period                                      429      554      493       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.818
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.367   $6.427  $7.909
Accumulation Unit Value, End of Period                                       $9.367   $6.427   $7.909  $8.230
Number of Units Outstanding, End of Period                                    4,442   10,251    8,269   7,853
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.129   $6.443  $8.538
Accumulation Unit Value, End of Period                                       $9.129   $6.443   $8.538  $9.621
Number of Units Outstanding, End of Period                                    1,019    1,724      468   2,573
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.520   $7.280  $9.468
Accumulation Unit Value, End of Period                                       $9.520   $7.280   $9.468 $10.360
Number of Units Outstanding, End of Period                                    4,775   15,189   12,798  10,232
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.317   $6.339  $7.694
Accumulation Unit Value, End of Period                                       $9.317   $6.339   $7.694  $8.201
Number of Units Outstanding, End of Period                                    3,831    8,884    8,877   8,871
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.693
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.237
Number of Units Outstanding, End of Period                                        -        -        -     675
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.949
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.516
Number of Units Outstanding, End of Period                                        -        -        -     647
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.453   $7.534  $9.442
Accumulation Unit Value, End of Period                                       $9.453   $7.534   $9.442 $10.322
Number of Units Outstanding, End of Period                                    4,403    4,797    4,602   4,137
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.178   $7.434  $9.400
Accumulation Unit Value, End of Period                                       $9.178   $7.434   $9.400 $10.746
Number of Units Outstanding, End of Period                                    2,107    3,659    1,882   1,804
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.294 $10.739
Accumulation Unit Value, End of Period                                            -   $7.294  $10.739 $13.335
Number of Units Outstanding, End of Period                                        -    9,797    1,794   3,821
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.115   $6.588  $8.096
Accumulation Unit Value, End of Period                                       $9.115   $6.588   $8.096  $8.366
Number of Units Outstanding, End of Period                                    2,670    4,058    3,654   3,652





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.179   $6.961  $8.604
Accumulation Unit Value, End of Period                                       $9.179   $6.961   $8.604  $9.510
Number of Units Outstanding, End of Period                                      992      387      387   4,474
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.305   $7.477  $9.370
Accumulation Unit Value, End of Period                                       $9.305   $7.477   $9.370  $9.965
Number of Units Outstanding, End of Period                                   14,817   21,705   15,980  15,619
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.213   $7.112  $8.565
Accumulation Unit Value, End of Period                                       $9.213   $7.112   $8.565  $9.332
Number of Units Outstanding, End of Period                                    8,540   17,782   23,875  18,672
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.549   $7.364  $9.315
Accumulation Unit Value, End of Period                                       $9.549   $7.364   $9.315 $10.296
Number of Units Outstanding, End of Period                                    2,347    8,911    6,539   2,243
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.970   $6.970  $8.956
Accumulation Unit Value, End of Period                                       $8.970   $6.970   $8.956  $9.882
Number of Units Outstanding, End of Period                                    1,956    1,983    1,964   2,819
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.680   $8.303 $10.741
Accumulation Unit Value, End of Period                                       $9.680   $8.303  $10.741 $12.103
Number of Units Outstanding, End of Period                                    3,229    3,999    7,002  11,014
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.713   $7.022  $8.794
Accumulation Unit Value, End of Period                                       $7.713   $7.022   $8.794  $9.469
Number of Units Outstanding, End of Period                                      820    2,764    3,042   3,210
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.621   $8.703 $10.307
Accumulation Unit Value, End of Period                                       $9.621   $8.703  $10.307 $11.215
Number of Units Outstanding, End of Period                                    6,066    8,223    7,639   5,916
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.928   $4.975  $7.853
Accumulation Unit Value, End of Period                                       $8.928   $4.975   $7.853  $7.977
Number of Units Outstanding, End of Period                                    1,198    4,061    4,422     874
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.273  $10.480 $10.503
Accumulation Unit Value, End of Period                                      $10.273  $10.480  $10.503 $10.443
Number of Units Outstanding, End of Period                                   11,499   20,114   23,724  25,752
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.040   $9.981  $9.850
Accumulation Unit Value, End of Period                                      $10.047   $9.981   $9.850  $9.739
Number of Units Outstanding, End of Period                                    8,001   12,995   31,026  16,866
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.415  $10.774 $11.444
Accumulation Unit Value, End of Period                                      $10.415  $10.774  $11.444 $11.817
Number of Units Outstanding, End of Period                                    9,489   13,467   14,631  18,737
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.442   $7.176  $8.994
Accumulation Unit Value, End of Period                                       $9.442   $7.176   $8.994  $9.749
Number of Units Outstanding, End of Period                                   13,404   34,883   49,619  21,212
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.527   $8.415 $10.411
Accumulation Unit Value, End of Period                                       $9.527   $8.415  $10.411 $11.266
Number of Units Outstanding, End of Period                                    8,726    9,745   12,723  16,367
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.303   $6.277  $7.227
Accumulation Unit Value, End of Period                                       $8.303   $6.277   $7.227  $8.544
Number of Units Outstanding, End of Period                                    5,707    5,841    5,879   4,448
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.257   $8.738 $12.852
Accumulation Unit Value, End of Period                                       $9.257   $8.738  $12.852 $15.550
Number of Units Outstanding, End of Period                                        0      223      508     297
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.628   $6.825  $8.379
Accumulation Unit Value, End of Period                                       $9.628   $6.825   $8.379  $8.875
Number of Units Outstanding, End of Period                                    4,732    7,470    7,543   7,886
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.092   $7.433  $9.307
Accumulation Unit Value, End of Period                                       $9.092   $7.433   $9.307 $10.737
Number of Units Outstanding, End of Period                                    1,647    4,029    2,686   2,662
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.307 $10.180
Accumulation Unit Value, End of Period                                            -   $7.307  $10.180 $12.165
Number of Units Outstanding, End of Period                                        -        0      648   1,218
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.850   $6.967  $9.690
Accumulation Unit Value, End of Period                                       $9.850   $6.967   $9.690 $10.912
Number of Units Outstanding, End of Period                                   18,147   30,706   33,646  20,908
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.250   $9.925 $13.506
Accumulation Unit Value, End of Period                                      $10.250   $9.925  $13.506 $18.104
Number of Units Outstanding, End of Period                                    2,377    8,313    6,916   4,826
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.119
Number of Units Outstanding, End of Period                                        -        -        -     334
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.033 $10.324
Accumulation Unit Value, End of Period                                            -   $8.033  $10.324 $11.914
Number of Units Outstanding, End of Period                                        -   16,284   13,850  14,313
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.774   $5.822  $7.286
Accumulation Unit Value, End of Period                                       $8.774   $5.822   $7.286  $7.664
Number of Units Outstanding, End of Period                                    1,555    1,136    1,319   1,469
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.761   $5.798  $7.239
Accumulation Unit Value, End of Period                                       $8.761   $5.798   $7.239  $7.596
Number of Units Outstanding, End of Period                                   12,321   23,907   25,816  14,878
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.229   $6.860  $8.732
Accumulation Unit Value, End of Period                                       $9.229   $6.860   $8.732  $9.150
Number of Units Outstanding, End of Period                                    6,576    7,069    7,246   7,258
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.826   $5.987  $7.722
Accumulation Unit Value, End of Period                                       $8.826   $5.987   $7.722  $8.213
Number of Units Outstanding, End of Period                                    3,518    6,280    8,040     981
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.810
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.362   $6.416  $7.887
Accumulation Unit Value, End of Period                                       $9.362   $6.416   $7.887  $8.198
Number of Units Outstanding, End of Period                                    5,896   11,584   12,845   6,560
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.124   $6.432  $8.514
Accumulation Unit Value, End of Period                                       $9.124   $6.432   $8.514  $9.583
Number of Units Outstanding, End of Period                                      100      100    1,749   2,524
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.514   $7.268  $9.441
Accumulation Unit Value, End of Period                                       $9.514   $7.268   $9.441 $10.320
Number of Units Outstanding, End of Period                                   14,176   31,552   30,734  21,742
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.311   $6.328  $7.672
Accumulation Unit Value, End of Period                                       $9.311   $6.328   $7.672  $8.169
Number of Units Outstanding, End of Period                                    7,953   11,894   12,779   9,006
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.685
Number of Units Outstanding, End of Period                                        -        -        -     407
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.229
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.941
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.508
Number of Units Outstanding, End of Period                                        -        -        -   1,752
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.447   $7.521  $9.416
Accumulation Unit Value, End of Period                                       $9.447   $7.521   $9.416 $10.282
Number of Units Outstanding, End of Period                                       30       29    4,313   3,573
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.172   $7.421  $9.374
Accumulation Unit Value, End of Period                                       $9.172   $7.421   $9.374 $10.704
Number of Units Outstanding, End of Period                                    1,426    5,760    5,622   5,562
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.289 $10.719
Accumulation Unit Value, End of Period                                            -   $7.289  $10.719 $13.296
Number of Units Outstanding, End of Period                                        -    4,307    5,159   3,193
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.110   $6.577  $8.074
Accumulation Unit Value, End of Period                                       $9.110   $6.577   $8.074  $8.334
Number of Units Outstanding, End of Period                                    6,514   11,559    8,300   4,151






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.











ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME BENEFIT COMBINATION OPTION
2


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.176   $6.954  $8.590
Accumulation Unit Value, End of Period                                       $9.176   $6.954   $8.590  $9.490
Number of Units Outstanding, End of Period                                    1,791    3,560    3,314   3,314
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.302   $7.470  $9.356
Accumulation Unit Value, End of Period                                       $9.302   $7.470   $9.356  $9.944
Number of Units Outstanding, End of Period                                    7,116    7,441    7,368   6,291
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.210   $7.105  $8.552
Accumulation Unit Value, End of Period                                       $9.210   $7.105   $8.552  $9.312
Number of Units Outstanding, End of Period                                    4,944    6,780    8,093   6,992
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.546   $7.357  $9.300
Accumulation Unit Value, End of Period                                       $9.546   $7.357   $9.300 $10.274
Number of Units Outstanding, End of Period                                    1,959    3,136    3,771   2,708
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.968   $6.963  $8.942
Accumulation Unit Value, End of Period                                       $8.968   $6.963   $8.942  $9.862
Number of Units Outstanding, End of Period                                      268      796      796     796
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.677   $8.295 $10.725
Accumulation Unit Value, End of Period                                       $9.677   $8.295  $10.725 $12.077
Number of Units Outstanding, End of Period                                      885    3,196    3,945   2,772
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.711   $7.016  $8.780
Accumulation Unit Value, End of Period                                       $7.711   $7.016   $8.780  $9.449
Number of Units Outstanding, End of Period                                    2,141    2,406    3,344   3,343
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.618   $8.695 $10.291
Accumulation Unit Value, End of Period                                       $9.618   $8.695  $10.291 $11.191
Number of Units Outstanding, End of Period                                        0      154      467     467
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.925   $4.971  $7.841
Accumulation Unit Value, End of Period                                       $8.925   $4.971   $7.841  $7.960
Number of Units Outstanding, End of Period                                      581      581      581     581
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.269  $10.470 $10.487
Accumulation Unit Value, End of Period                                      $10.269  $10.470  $10.487 $10.420
Number of Units Outstanding, End of Period                                        0    6,570   16,396  13,964
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.027   $9.972  $9.835
Accumulation Unit Value, End of Period                                      $10.027   $9.972   $9.835  $9.719
Number of Units Outstanding, End of Period                                        0    1,023      718     774
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.411  $10.764 $11.427
Accumulation Unit Value, End of Period                                      $10.411  $10.764  $11.427 $11.792
Number of Units Outstanding, End of Period                                      231    5,622    9,776   6,521
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.439   $7.169  $8.980
Accumulation Unit Value, End of Period                                       $9.439   $7.169   $8.980  $9.728
Number of Units Outstanding, End of Period                                    2,487    5,111    6,291   6,286
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.524   $8.407 $10.395
Accumulation Unit Value, End of Period                                       $9.524   $8.407  $10.395 $11.242
Number of Units Outstanding, End of Period                                    1,931    1,975    3,824   3,617
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $9.388   $6.271  $7.216
Accumulation Unit Value, End of Period                                       $9.388   $6.271   $7.216  $8.526
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.757   $8.730 $12.833
Accumulation Unit Value, End of Period                                       $9.757   $8.730  $12.833 $15.517
Number of Units Outstanding, End of Period                                      275      939    1,257   1,185
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.672   $6.819  $8.367
Accumulation Unit Value, End of Period                                       $9.672   $6.819   $8.367  $8.856
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.089   $7.426  $9.293
Accumulation Unit Value, End of Period                                       $9.089   $7.426   $9.293 $10.714
Number of Units Outstanding, End of Period                                      849      237      228     208
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.304 $10.170
Accumulation Unit Value, End of Period                                            -   $7.304  $10.170 $12.145
Number of Units Outstanding, End of Period                                        -    1,457    1,749   1,416
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.847   $6.961  $9.675
Accumulation Unit Value, End of Period                                       $9.847   $6.961   $9.675 $10.889
Number of Units Outstanding, End of Period                                    6,589   10,426   10,871   9,595
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.247   $9.916 $13.485
Accumulation Unit Value, End of Period                                      $10.247   $9.916  $13.485 $18.065
Number of Units Outstanding, End of Period                                    2,225    3,416    4,051   4,046
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.114
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.030 $10.313
Accumulation Unit Value, End of Period                                            -   $8.030  $10.313 $11.895
Number of Units Outstanding, End of Period                                        -    2,875    9,305   9,237
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.248   $5.816  $7.275
Accumulation Unit Value, End of Period                                       $9.248   $5.816   $7.275  $7.648
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.759   $5.793  $7.228
Accumulation Unit Value, End of Period                                       $8.759   $5.793   $7.228  $7.580
Number of Units Outstanding, End of Period                                    6,150    9,435   10,609   9,108
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.226   $6.854  $8.719
Accumulation Unit Value, End of Period                                       $9.226   $6.854   $8.719  $9.131
Number of Units Outstanding, End of Period                                    2,227    2,846    3,045   3,045
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.823   $5.981  $7.710
Accumulation Unit Value, End of Period                                       $8.823   $5.981   $7.710  $8.196
Number of Units Outstanding, End of Period                                    1,892    3,289    3,288   3,286
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.805
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.359   $6.410  $7.875
Accumulation Unit Value, End of Period                                       $9.359   $6.410   $7.875  $8.181
Number of Units Outstanding, End of Period                                    3,186    7,479    7,286   6,223
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.348   $6.426  $8.501
Accumulation Unit Value, End of Period                                       $9.348   $6.426   $8.501  $9.563
Number of Units Outstanding, End of Period                                        0      292      292     291
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.511   $7.261  $9.427
Accumulation Unit Value, End of Period                                       $9.511   $7.261   $9.427 $10.298
Number of Units Outstanding, End of Period                                    5,378    7,511    6,687   6,685
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.308   $6.322  $7.661
Accumulation Unit Value, End of Period                                       $9.308   $6.322   $7.661  $8.152
Number of Units Outstanding, End of Period                                      918    2,874    2,349   2,348
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.680
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.224
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.936
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.503
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.444   $7.515  $9.402
Accumulation Unit Value, End of Period                                       $9.444   $7.515   $9.402 $10.260
Number of Units Outstanding, End of Period                                      151    7,727    7,981   5,073
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.169   $7.414  $9.360
Accumulation Unit Value, End of Period                                       $9.169   $7.414   $9.360 $10.681
Number of Units Outstanding, End of Period                                    2,608    6,255    7,734   7,630
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.286 $10.709
Accumulation Unit Value, End of Period                                            -   $7.286  $10.709 $13.275
Number of Units Outstanding, End of Period                                        -    1,126    1,233   1,030
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.107   $6.571  $8.061
Accumulation Unit Value, End of Period                                       $9.107   $6.571   $8.061  $8.316
Number of Units Outstanding, End of Period                                    1,593    4,400    3,601   3,598





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.







ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND DEATH BENEFIT
COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.166   $6.933  $8.547
Accumulation Unit Value, End of Period                                       $9.166   $6.933   $8.547  $9.423
Number of Units Outstanding, End of Period                                   37,994   76,164   86,053  75,534
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.292   $7.447  $9.309
Accumulation Unit Value, End of Period                                       $9.292   $7.447   $9.309  $9.874
Number of Units Outstanding, End of Period                                  102,358  286,605  339,360 326,216
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.200   $7.083  $8.509
Accumulation Unit Value, End of Period                                       $9.200   $7.083   $8.509  $9.246
Number of Units Outstanding, End of Period                                  122,908  272,935  412,984 387,007
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.536   $7.335  $9.253
Accumulation Unit Value, End of Period                                       $9.536   $7.335   $9.253 $10.202
Number of Units Outstanding, End of Period                                   54,700  135,636  186,223 207,982
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.958   $6.942  $8.897
Accumulation Unit Value, End of Period                                       $8.958   $6.942   $8.897  $9.792
Number of Units Outstanding, End of Period                                   11,212   38,317   41,394  47,791
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.666   $8.270 $10.671
Accumulation Unit Value, End of Period                                       $9.666   $8.270  $10.671 $11.992
Number of Units Outstanding, End of Period                                   42,603  115,288  164,382 171,712
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.702   $6.994  $8.736
Accumulation Unit Value, End of Period                                       $7.702   $6.994   $8.736  $9.382
Number of Units Outstanding, End of Period                                   27,974   57,789  113,500  73,086
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.608   $8.668 $10.239
Accumulation Unit Value, End of Period                                       $9.608   $8.668  $10.239 $11.112
Number of Units Outstanding, End of Period                                   14,674   53,629   59,137  57,695
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.915   $4.956  $7.802
Accumulation Unit Value, End of Period                                       $8.915   $4.956   $7.802  $7.904
Number of Units Outstanding, End of Period                                   18,053   31,231   41,190  35,536
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.258  $10.438 $10.434
Accumulation Unit Value, End of Period                                      $10.258  $10.438  $10.434 $10.347
Number of Units Outstanding, End of Period                                   45,215  199,471  323,923 297,301
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.033   $9.941  $9.785
Accumulation Unit Value, End of Period                                      $10.033   $9.941   $9.785  $9.650
Number of Units Outstanding, End of Period                                   93,551  219,478  218,730 131,136
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.400  $10.731 $11.369
Accumulation Unit Value, End of Period                                      $10.400  $10.731  $11.369 $11.709
Number of Units Outstanding, End of Period                                  143,420  257,927  310,658 246,055
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.429   $7.147  $8.935
Accumulation Unit Value, End of Period                                       $9.429   $7.147   $8.935  $9.659
Number of Units Outstanding, End of Period                                   88,645  245,361  354,806 348,913
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.513   $8.382 $10.342
Accumulation Unit Value, End of Period                                       $9.513   $8.382  $10.342 $11.163
Number of Units Outstanding, End of Period                                   73,693  156,829  190,018 185,018
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.292   $6.251  $7.180
Accumulation Unit Value, End of Period                                       $8.292   $6.251   $7.180  $8.465
Number of Units Outstanding, End of Period                                   42,821   62,913   71,562  71,377
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.746   $8.703 $12.768
Accumulation Unit Value, End of Period                                       $9.746   $8.703  $12.768 $15.408
Number of Units Outstanding, End of Period                                   10,220   39,406   46,488  56,958
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.614   $6.798  $8.324
Accumulation Unit Value, End of Period                                       $9.614   $6.798   $8.324  $8.794
Number of Units Outstanding, End of Period                                   14,404   27,519   39,755  43,350
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.079   $7.403  $9.246
Accumulation Unit Value, End of Period                                       $9.079   $7.403   $9.246 $10.639
Number of Units Outstanding, End of Period                                   10,515   27,754   56,020  63,359
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.294 $10.136
Accumulation Unit Value, End of Period                                            -   $7.294  $10.136 $12.081
Number of Units Outstanding, End of Period                                        -   56,575  135,814 134,760
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.837   $6.940  $9.626
Accumulation Unit Value, End of Period                                       $9.837   $6.940   $9.626 $10.812
Number of Units Outstanding, End of Period                                  106,457  341,330  367,430 364,758
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.236   $9.886 $13.417
Accumulation Unit Value, End of Period                                      $10.236   $9.886  $13.417 $17.938
Number of Units Outstanding, End of Period                                           107,231  126,165 107,711
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.099
Number of Units Outstanding, End of Period                                        -        -        -  29,081
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.019 $10.279
Accumulation Unit Value, End of Period                                            -   $8.019  $10.279 $11.831
Number of Units Outstanding, End of Period                                        -  284,827  494,148 506,975
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.762   $5.798  $7.238
Accumulation Unit Value, End of Period                                       $8.762   $5.798   $7.238  $7.594
Number of Units Outstanding, End of Period                                    3,800   54,261   66,098  62,312
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.749   $5.775  $7.191
Accumulation Unit Value, End of Period                                       $8.749   $5.775   $7.191  $7.527
Number of Units Outstanding, End of Period                                   94,621  217,390  280,774 267,459
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.216   $6.833  $8.675
Accumulation Unit Value, End of Period                                       $9.216   $6.833   $8.675  $9.066
Number of Units Outstanding, End of Period                                   67,153  118,996  138,347 137,069
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.814   $5.963  $7.671
Accumulation Unit Value, End of Period                                       $8.814   $5.963   $7.671  $8.138
Number of Units Outstanding, End of Period                                   31,363   73,294   86,425  84,589
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.790
Number of Units Outstanding, End of Period                                        -        -        -   6,573
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.349   $6.390  $7.835
Accumulation Unit Value, End of Period                                       $9.349   $6.390   $7.835  $8.123
Number of Units Outstanding, End of Period                                   85,279  170,592  174,857 172,084
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.111   $6.406  $8.458
Accumulation Unit Value, End of Period                                       $9.111   $6.406   $8.458  $9.496
Number of Units Outstanding, End of Period                                   12,882   23,416   43,411  61,958
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.501   $7.239  $9.379
Accumulation Unit Value, End of Period                                       $9.501   $7.239   $9.379 $10.225
Number of Units Outstanding, End of Period                                  141,748  347,329  472,780 450,307
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.298   $6.303  $7.622
Accumulation Unit Value, End of Period                                       $9.298   $6.303   $7.622  $8.094
Number of Units Outstanding, End of Period                                   50,766  117,399  152,193 127,106
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.666
Number of Units Outstanding, End of Period                                        -        -        -     105
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.209
Number of Units Outstanding, End of Period                                        -        -        -   1,293
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.921
Number of Units Outstanding, End of Period                                        -        -        -   1,564
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.487
Number of Units Outstanding, End of Period                                        -        -        -   4,315
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.434   $7.491  $9.354
Accumulation Unit Value, End of Period                                       $9.434   $7.491   $9.354 $10.188
Number of Units Outstanding, End of Period                                   35,301   82,223   89,052  74,840
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.159   $7.392  $9.312
Accumulation Unit Value, End of Period                                       $9.159   $7.392   $9.312 $10.606
Number of Units Outstanding, End of Period                                   63,280  181,371  203,349 193,306
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.276 $10.673
Accumulation Unit Value, End of Period                                            -   $7.276  $10.673 $13.204
Number of Units Outstanding, End of Period                                        -   97,785  125,788 124,346
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.097   $6.551  $8.021
Accumulation Unit Value, End of Period                                       $9.097   $6.551   $8.021  $8.257
Number of Units Outstanding, End of Period                                   71,449  134,073  159,730 143,502




*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.









ACCUMULATION  UNIT VALUES AND NUMBER OF ACCUMULATION  UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT  SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65)


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.186   $6.976  $8.634
Accumulation Unit Value, End of Period                                       $9.186   $6.976   $8.634  $9.557
Number of Units Outstanding, End of Period                                      149        0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.312   $7.493  $9.404
Accumulation Unit Value, End of Period                                       $9.312   $7.493   $9.404 $10.014
Number of Units Outstanding, End of Period                                   10,910   14,181   24,848  24,079
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.182   $7.127  $8.596
Accumulation Unit Value, End of Period                                       $9.182   $7.127   $8.596  $9.378
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.974   $7.380  $9.348
Accumulation Unit Value, End of Period                                       $9.974   $7.380   $9.348 $10.347
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.698   $6.985  $8.988
Accumulation Unit Value, End of Period                                       $9.698   $6.985   $8.988  $9.932
Number of Units Outstanding, End of Period                                        0        0        0     776
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.134   $8.321 $10.780
Accumulation Unit Value, End of Period                                      $10.134   $8.321  $10.780 $12.163
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $9.195   $7.037  $8.825
Accumulation Unit Value, End of Period                                       $9.195   $7.037   $8.825  $9.516
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.628   $8.721 $10.343
Accumulation Unit Value, End of Period                                       $9.628   $8.721  $10.343 $11.270
Number of Units Outstanding, End of Period                                    1,438    2,759    2,845   2,207
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.002   $4.986  $7.881
Accumulation Unit Value, End of Period                                       $9.002   $4.986   $7.881  $8.016
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.280  $10.502 $10.540
Accumulation Unit Value, End of Period                                      $10.280  $10.502  $10.540 $10.494
Number of Units Outstanding, End of Period                                    1,488    4,504    4,247   4,247
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.031  $10.002  $9.885
Accumulation Unit Value, End of Period                                      $10.031  $10.002   $9.885  $9.788
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.422  $10.797 $11.485
Accumulation Unit Value, End of Period                                      $10.422  $10.797  $11.485 $11.876
Number of Units Outstanding, End of Period                                    1,612    4,551    2,344   2,428
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.449   $7.191  $9.026
Accumulation Unit Value, End of Period                                       $9.449   $7.191   $9.026  $9.797
Number of Units Outstanding, End of Period                                    8,443    9,701    9,248   8,412
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.534   $8.433 $10.448
Accumulation Unit Value, End of Period                                       $9.534   $8.433  $10.448 $11.322
Number of Units Outstanding, End of Period                                      146      142      140     227
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.309   $6.290  $7.253
Accumulation Unit Value, End of Period                                       $8.309   $6.290   $7.253  $8.586
Number of Units Outstanding, End of Period                                      912      964      964     306
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.259   $8.757 $12.898
Accumulation Unit Value, End of Period                                       $9.259   $8.757  $12.898 $15.628
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.676   $6.840  $8.409
Accumulation Unit Value, End of Period                                       $9.676   $6.840   $8.409  $8.919
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.791   $7.449  $9.340
Accumulation Unit Value, End of Period                                       $9.791   $7.449   $9.340 $10.790
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.314 $10.204
Accumulation Unit Value, End of Period                                            -   $7.314  $10.204 $12.210
Number of Units Outstanding, End of Period                                        -        0        0       0
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.858   $6.982  $9.724
Accumulation Unit Value, End of Period                                       $9.858   $6.982   $9.724 $10.966
Number of Units Outstanding, End of Period                                    2,378    8,179    9,829   9,785
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.586   $9.947 $13.554
Accumulation Unit Value, End of Period                                      $10.586   $9.947  $13.554 $18.193
Number of Units Outstanding, End of Period                                        0      515      461     456
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.129
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.041 $10.348
Accumulation Unit Value, End of Period                                            -   $8.041  $10.348 $11.958
Number of Units Outstanding, End of Period                                        -    1,595      513   1,175
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.251   $5.834  $7.312
Accumulation Unit Value, End of Period                                       $9.251   $5.834   $7.312  $7.702
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.768   $5.811  $7.265
Accumulation Unit Value, End of Period                                       $8.768   $5.811   $7.265  $7.634
Number of Units Outstanding, End of Period                                       46      289      288     286
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.235   $6.875  $8.763
Accumulation Unit Value, End of Period                                       $9.235   $6.875   $8.763  $9.196
Number of Units Outstanding, End of Period                                    1,127    3,414    3,414   3,414
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.456   $6.000  $7.749
Accumulation Unit Value, End of Period                                       $9.456   $6.000   $7.749  $8.254
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.820
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.369   $6.430  $7.915
Accumulation Unit Value, End of Period                                       $9.369   $6.430   $7.915  $8.239
Number of Units Outstanding, End of Period                                    3,520    5,444    5,443   5,441
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.351   $6.446  $8.545
Accumulation Unit Value, End of Period                                       $9.351   $6.446   $8.545  $9.631
Number of Units Outstanding, End of Period                                        0        0        0     779
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.521   $7.284  $9.475
Accumulation Unit Value, End of Period                                       $9.521   $7.284   $9.475 $10.371
Number of Units Outstanding, End of Period                                    1,942    4,455    4,062   4,093
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.318   $6.342  $7.700
Accumulation Unit Value, End of Period                                       $9.318   $6.342   $7.700  $8.210
Number of Units Outstanding, End of Period                                    3,489    5,215    5,215   5,215
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.695
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.240
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.951
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.519
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.455   $7.538  $9.449
Accumulation Unit Value, End of Period                                       $9.455   $7.538   $9.449 $10.333
Number of Units Outstanding, End of Period                                      783      782      781     780
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.709   $7.437  $9.407
Accumulation Unit Value, End of Period                                       $9.709   $7.437   $9.407 $10.757
Number of Units Outstanding, End of Period                                        0      523      523     522
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.295 $10.744
Accumulation Unit Value, End of Period                                            -   $7.295  $10.744 $13.346
Number of Units Outstanding, End of Period                                        -        0        0     622
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.116   $6.591  $8.102
Accumulation Unit Value, End of Period                                       $9.116   $6.591   $8.102  $8.375
Number of Units Outstanding, End of Period                                      545      544   18,726  18,725






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH BENEFIT OPTION


For the Period Beginning January 1* and Ending December 31,
VARIABLE SUB-ACCOUNT                                                           2001     2002      2003   2004
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.180    $6.962 $8.606
Accumulation Unit Value, End of Period                                       $9.180   $6.962    $8.606 $9.513
Number of Units Outstanding, End of Period                                      533      448     1,315    866
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.306    $7.478 $9.373
Accumulation Unit Value, End of Period                                       $9.306   $7.478    $9.373 $9.968
Number of Units Outstanding, End of Period                                   14,854   18,111    17,045 15,543
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.213  $7.113   $8.567
Accumulation Unit Value, End of Period                                       $9.213   $7.113  $8.567   $9.335
Number of Units Outstanding, End of Period                                    9,231    9,856  12,256   12,518
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.550  $7.365   $9.317
Accumulation Unit Value, End of Period                                       $9.550   $7.365  $9.317  $10.300
Number of Units Outstanding, End of Period                                    6,146    6,767   5,778    5,528
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.696  $6.971   $8.958
Accumulation Unit Value, End of Period                                       $9.696   $6.971  $8.958   $9.886
Number of Units Outstanding, End of Period                                        0        0       0    1,463
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.680  $8.304  $10.744
Accumulation Unit Value, End of Period                                       $9.680   $8.304 $10.744  $12.107
Number of Units Outstanding, End of Period                                    2,610    5,821   7,194    5,881
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.714  $7.023   $8.796
Accumulation Unit Value, End of Period                                       $7.714   $7.023  $8.796   $9.472
Number of Units Outstanding, End of Period                                    1,265    1,532   2,051    1,996
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.621  $8.704  $10.309
Accumulation Unit Value, End of Period                                       $9.621   $8.704 $10.309  $11.219
Number of Units Outstanding, End of Period                                    2,103    3,485   3,548    4,627
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.928  $4.976   $7.855
Accumulation Unit Value, End of Period                                       $8.928   $4.976  $7.855   $7.980
Number of Units Outstanding, End of Period                                      231      593   1,494    1,524
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.273 $10.481  $10.505
Accumulation Unit Value, End of Period                                      $10.273  $10.481 $10.505  $10.446
Number of Units Outstanding, End of Period                                   10,406   14,410  19,226   20,657
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.048  $9.982   $9.852
Accumulation Unit Value, End of Period                                      $10.048   $9.982  $9.852   $9.743
Number of Units Outstanding, End of Period                                   11,116   14,913   9,509    6,418
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.415 $10.775  $11.447
Accumulation Unit Value, End of Period                                      $10.415  $10.775 $11.447  $11.822
Number of Units Outstanding, End of Period                                    7,023    8,473  13,360   12,441
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.443  $7.177   $8.996
Accumulation Unit Value, End of Period                                       $9.443   $7.177  $8.996   $9.752
Number of Units Outstanding, End of Period                                    6,089    6,762   5,941    4,532
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.527  $8.417  $10.414
Accumulation Unit Value, End of Period                                       $9.527   $8.417 $10.414  $11.270
Number of Units Outstanding, End of Period                                    4,929    7,339   7,102    5,875
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.304  $6.278   $7.229
Accumulation Unit Value, End of Period                                       $8.304   $6.278  $7.229   $8.547
Number of Units Outstanding, End of Period                                    5,804    5,801   5,799    5,797
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.760  $8.739  $12.856
Accumulation Unit Value, End of Period                                       $9.760   $8.739 $12.856  $15.556
Number of Units Outstanding, End of Period                                      803    2,130   1,918      799
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.628  $6.826   $8.382
Accumulation Unit Value, End of Period                                       $9.628   $6.826  $8.382   $8.878
Number of Units Outstanding, End of Period                                      351      350     350      349
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.092  $7.434   $9.310
Accumulation Unit Value, End of Period                                       $9.092   $7.434  $9.310  $10.741
Number of Units Outstanding, End of Period                                      322      706     730      756
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000  $7.307  $10.182
Accumulation Unit Value, End of Period                                            -   $7.307 $10.182  $12.168
Number of Units Outstanding, End of Period                                        -      239   2,753    4,491
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.851  $6.969   $9.692
Accumulation Unit Value, End of Period                                       $9.851   $6.969  $9.692  $10.916
Number of Units Outstanding, End of Period                                   22,642   29,391  33,393   31,513
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.250  $9.927  $13.509
Accumulation Unit Value, End of Period                                      $10.250   $9.927 $13.509  $18.110
Number of Units Outstanding, End of Period                                    1,180    3,929   4,030    2,847
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $11.119
Number of Units Outstanding, End of Period                                        -        -       -        0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000  $8.034  $10.325
Accumulation Unit Value, End of Period                                            -   $8.034 $10.325  $11.917
Number of Units Outstanding, End of Period                                        -    8,026  10,933   13,154
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.249  $5.823   $7.288
Accumulation Unit Value, End of Period                                       $9.249   $5.823  $7.288   $7.667
Number of Units Outstanding, End of Period                                        0        0       0        0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.760  $5.799   $7.241
Accumulation Unit Value, End of Period                                       $8.762   $5.799  $7.241   $7.599
Number of Units Outstanding, End of Period                                   10,081    9,015  10,219   10,236
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.229  $6.861   $8.734
Accumulation Unit Value, End of Period                                       $9.229   $6.861  $8.734   $9.153
Number of Units Outstanding, End of Period                                    7,038    9,362  10,311   10,340
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.826  $5.988   $7.724
Accumulation Unit Value, End of Period                                       $8.826   $5.988  $7.724   $8.216
Number of Units Outstanding, End of Period                                    4,355    6,067   8,545    8,618
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $10.810
Number of Units Outstanding, End of Period                                        -        -       -        0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.362  $6.417   $7.889
Accumulation Unit Value, End of Period                                       $9.362   $6.417  $7.889   $8.201
Number of Units Outstanding, End of Period                                   12,654   11,108  12,342   12,292
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.120  $6.433   $8.517
Accumulation Unit Value, End of Period                                       $9.124   $6.433  $8.517   $9.587
Number of Units Outstanding, End of Period                                    1,651    1,068   2,116    4,746
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.514  $7.269   $9.444
Accumulation Unit Value, End of Period                                       $9.514   $7.269  $9.444  $10.323
Number of Units Outstanding, End of Period                                   10,661   15,331  19,325   17,426
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.312  $6.329   $7.674
Accumulation Unit Value, End of Period                                       $9.312   $6.329  $7.674   $8.172
Number of Units Outstanding, End of Period                                    8,414    8,828   8,821    9,050
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $10.685
Number of Units Outstanding, End of Period                                        -        -       -        0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $11.230
Number of Units Outstanding, End of Period                                        -        -       -        0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $10.941
Number of Units Outstanding, End of Period                                        -        -       -        0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -       -  $10.000
Accumulation Unit Value, End of Period                                            -        -       -  $11.508
Number of Units Outstanding, End of Period                                        -        -       -    2,147
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.448  $7.523   $9.418
Accumulation Unit Value, End of Period                                       $9.448   $7.523  $9.418  $10.285
Number of Units Outstanding, End of Period                                      909    1,125   3,046    5,811
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.173  $7.422   $9.376
Accumulation Unit Value, End of Period                                       $9.173   $7.422  $9.376  $10.708
Number of Units Outstanding, End of Period                                    7,069   10,565  12,159   11,697
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000  $7.289  $10.721
Accumulation Unit Value, End of Period                                            -   $7.289 $10.721  $13.300
Number of Units Outstanding, End of Period                                        -    2,552   5,267    7,324
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.110  $6.578   $8.076
Accumulation Unit Value, End of Period                                       $9.110   $6.578  $8.076   $8.337
Number of Units Outstanding, End of Period                                    7,712    7,712   7,712    7,712





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.








ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT COMBINATION OPTION


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.174   $6.950  $8.582
Accumulation Unit Value, End of Period                                       $9.174   $6.950   $8.582  $9.476
Number of Units Outstanding, End of Period                                    5,184    9,472    5,744   5,113
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.300   $7.466  $9.347
Accumulation Unit Value, End of Period                                       $9.300   $7.466   $9.347  $9.930
Number of Units Outstanding, End of Period                                   16,542   31,608   29,987  32,617
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.208   $7.101  $8.543
Accumulation Unit Value, End of Period                                       $9.208   $7.101   $8.543  $9.299
Number of Units Outstanding, End of Period                                    8,290   15,924   26,502  26,861
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.544   $7.353  $9.291
Accumulation Unit Value, End of Period                                       $9.544   $7.353   $9.291 $10.260
Number of Units Outstanding, End of Period                                    2,088    9,116   11,344  11,682
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.966   $6.959  $8.933
Accumulation Unit Value, End of Period                                       $8.966   $6.959   $8.933  $9.848
Number of Units Outstanding, End of Period                                    1,368    1,401    2,582   2,573
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.675   $8.290 $10.714
Accumulation Unit Value, End of Period                                       $9.675   $8.290  $10.714 $12.060
Number of Units Outstanding, End of Period                                    1,394    6,004    7,622  16,555
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.709   $7.011  $8.772
Accumulation Unit Value, End of Period                                       $7.709   $7.011   $8.772  $9.435
Number of Units Outstanding, End of Period                                    1,226    9,124   14,666  13,826
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.616   $8.689 $10.280
Accumulation Unit Value, End of Period                                       $9.616   $8.689  $10.280 $11.175
Number of Units Outstanding, End of Period                                    6,298    4,618   12,308  12,305
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.923   $4.968  $7.833
Accumulation Unit Value, End of Period                                       $8.923   $4.968   $7.833  $7.949
Number of Units Outstanding, End of Period                                    1,308    5,740    6,551   6,202
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.267  $10.464 $10.476
Accumulation Unit Value, End of Period                                      $10.267  $10.464  $10.476 $10.406
Number of Units Outstanding, End of Period                                   14,958   34,867   25,275  24,002
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.042   $9.965  $9.825
Accumulation Unit Value, End of Period                                      $10.042   $9.965   $9.825  $9.705
Number of Units Outstanding, End of Period                                   62,503   91,643   62,778  31,619
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.409  $10.757 $11.415
Accumulation Unit Value, End of Period                                      $10.409  $10.757  $11.415 $11.776
Number of Units Outstanding, End of Period                                   17,399   13,431   54,139  33,502
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.437   $7.165  $8.971
Accumulation Unit Value, End of Period                                       $9.430   $7.165   $8.971  $9.714
Number of Units Outstanding, End of Period                                    5,933   11,051   18,993  51,235
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.520   $8.402 $10.385
Accumulation Unit Value, End of Period                                       $9.522   $8.402  $10.385 $11.227
Number of Units Outstanding, End of Period                                    7,403   21,585   36,214  30,261
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.299   $6.267  $7.209
Accumulation Unit Value, End of Period                                       $8.299   $6.267   $7.209  $8.513
Number of Units Outstanding, End of Period                                    2,364    5,972    5,863   5,862
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.255   $8.724 $12.820
Accumulation Unit Value, End of Period                                       $9.255   $8.724  $12.820 $15.495
Number of Units Outstanding, End of Period                                        0    3,749      426     369
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.623   $6.815  $8.358
Accumulation Unit Value, End of Period                                       $9.623   $6.815   $8.358  $8.844
Number of Units Outstanding, End of Period                                      605      712    1,095   1,104
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.087   $7.421  $9.284
Accumulation Unit Value, End of Period                                       $9.087   $7.421   $9.284 $10.699
Number of Units Outstanding, End of Period                                    2,449    2,988    5,737   5,427
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.302 $10.163
Accumulation Unit Value, End of Period                                            -   $7.302  $10.163 $12.132
Number of Units Outstanding, End of Period                                        -       66    4,253   4,035
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.845   $6.957  $9.665
Accumulation Unit Value, End of Period                                       $9.845   $6.957   $9.665 $10.874
Number of Units Outstanding, End of Period                                   13,669   54,846   57,906  51,083
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.244   $9.910 $13.471
Accumulation Unit Value, End of Period                                      $10.244   $9.910  $13.471 $18.040
Number of Units Outstanding, End of Period                                    5,124   11,314    3,464   3,919
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.111
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.028 $10.306
Accumulation Unit Value, End of Period                                            -   $8.028  $10.306 $11.882
Number of Units Outstanding, End of Period                                        -   40,034   48,193  48,186
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.770   $5.813  $7.267
Accumulation Unit Value, End of Period                                       $8.770   $5.813   $7.267  $7.637
Number of Units Outstanding, End of Period                                    1,154    2,104    2,103   2,103
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.757   $5.789  $7.221
Accumulation Unit Value, End of Period                                       $8.757   $5.789   $7.221  $7.570
Number of Units Outstanding, End of Period                                    4,181   11,391   27,227  24,426
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.224   $6.850  $8.710
Accumulation Unit Value, End of Period                                       $9.224   $6.850   $8.710  $9.118
Number of Units Outstanding, End of Period                                    4,010    8,484    6,482   5,340
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.821   $5.978  $7.702
Accumulation Unit Value, End of Period                                       $8.821   $5.978   $7.702  $8.184
Number of Units Outstanding, End of Period                                    2,236    2,982    3,322   3,155
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.802
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.357   $6.406  $7.867
Accumulation Unit Value, End of Period                                       $9.357   $6.406   $7.867  $8.169
Number of Units Outstanding, End of Period                                    8,413    8,198    8,476   8,223
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.119   $6.422  $8.493
Accumulation Unit Value, End of Period                                       $9.119   $6.422   $8.493  $9.550
Number of Units Outstanding, End of Period                                      830    1,853    9,088   2,878
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.509   $7.257  $9.417
Accumulation Unit Value, End of Period                                       $9.509   $7.257   $9.417 $10.283
Number of Units Outstanding, End of Period                                   40,349  101,407  115,918 106,290
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.306   $6.318  $7.653
Accumulation Unit Value, End of Period                                       $9.306   $6.318   $7.653  $8.140
Number of Units Outstanding, End of Period                                    3,186   11,614   16,483  15,850
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.677
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.221
Number of Units Outstanding, End of Period                                        -        -        -   8,134
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.933
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.500
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.442   $7.510  $9.392
Accumulation Unit Value, End of Period                                       $9.442   $7.510   $9.392 $10.245
Number of Units Outstanding, End of Period                                    3,685    2,711    1,716   1,684
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.167   $7.410  $9.350
Accumulation Unit Value, End of Period                                       $9.167   $7.410   $9.350 $10.666
Number of Units Outstanding, End of Period                                    4,725   12,230   18,700  18,280
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.284 $10.701
Accumulation Unit Value, End of Period                                            -   $7.284  $10.701 $13.261
Number of Units Outstanding, End of Period                                        -   23,862   10,448  13,094
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.105   $6.567  $8.053
Accumulation Unit Value, End of Period                                       $9.105   $6.567   $8.053  $8.304
Number of Units Outstanding, End of Period                                   15,362   42,101   42,280  41,085






*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT COMBINATION OPTION 2


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.360   $6.944  $8.569
Accumulation Unit Value, End of Period                                       $9.360   $6.944   $8.569  $9.456
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.297   $7.459  $9.333
Accumulation Unit Value, End of Period                                       $9.297   $7.459   $9.333  $9.909
Number of Units Outstanding, End of Period                                      584    4,244    4,061   4,059
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.205   $7.094  $8.530
Accumulation Unit Value, End of Period                                       $9.205   $7.094   $8.530  $9.279
Number of Units Outstanding, End of Period                                      591    2,516    4,005   3,911
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.969   $7.346  $9.277
Accumulation Unit Value, End of Period                                       $9.969   $7.346   $9.277 $10.238
Number of Units Outstanding, End of Period                                        0      310      310     310
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.693   $6.952  $8.919
Accumulation Unit Value, End of Period                                       $9.693   $6.952   $8.919  $9.827
Number of Units Outstanding, End of Period                                        0        0      197     197
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000  $10.129   $8.283 $10.698
Accumulation Unit Value, End of Period                                      $10.129   $8.283  $10.698 $12.034
Number of Units Outstanding, End of Period                                        0      681    1,136   1,072
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $9.190   $7.005  $8.758
Accumulation Unit Value, End of Period                                       $9.190   $7.005   $8.758  $9.415
Number of Units Outstanding, End of Period                                        0        0      528     528
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.782   $8.681 $10.265
Accumulation Unit Value, End of Period                                       $9.782   $8.681  $10.265 $11.151
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.997   $4.963  $7.822
Accumulation Unit Value, End of Period                                       $8.997   $4.963   $7.822  $7.932
Number of Units Outstanding, End of Period                                        0        0        0       0
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.264  $10.454 $10.460
Accumulation Unit Value, End of Period                                      $10.264  $10.454  $10.460 $10.384
Number of Units Outstanding, End of Period                                    1,946   10,346   33,139  29,764
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.038   $9.956  $9.810
Accumulation Unit Value, End of Period                                      $10.038   $9.956   $9.810  $9.684
Number of Units Outstanding, End of Period                                      598      594    1,592   1,285
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.406  $10.747 $11.398
Accumulation Unit Value, End of Period                                      $10.406  $10.747  $11.398 $11.751
Number of Units Outstanding, End of Period                                    4,834    7,038    4,967   4,932
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.434   $7.158  $8.958
Accumulation Unit Value, End of Period                                       $9.434   $7.158   $8.958  $9.693
Number of Units Outstanding, End of Period                                      382      871      255     255
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.519   $8.395 $10.369
Accumulation Unit Value, End of Period                                       $9.519   $8.395  $10.369 $11.203
Number of Units Outstanding, End of Period                                    1,516    3,398    2,834   2,995
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $9.386   $6.261  $7.198
Accumulation Unit Value, End of Period                                       $9.386   $6.261   $7.198  $8.495
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.254   $8.716 $12.800
Accumulation Unit Value, End of Period                                       $9.254   $8.716  $12.800 $15.463
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.671   $6.808  $8.345
Accumulation Unit Value, End of Period                                       $9.671   $6.808   $8.345  $8.825
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.084   $7.414  $9.269
Accumulation Unit Value, End of Period                                       $9.084   $7.414   $9.269 $10.677
Number of Units Outstanding, End of Period                                      200      448    1,045   1,186
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.299 $10.153
Accumulation Unit Value, End of Period                                            -   $7.299  $10.153 $12.113
Number of Units Outstanding, End of Period                                        -        0      297     297
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.969   $6.950  $9.650
Accumulation Unit Value, End of Period                                       $9.969   $6.950   $9.650 $10.851
Number of Units Outstanding, End of Period                                        0      812    1,989   1,911
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.580   $9.901 $13.451
Accumulation Unit Value, End of Period                                      $10.580   $9.901  $13.451 $18.001
Number of Units Outstanding, End of Period                                        0      288      869     887
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.106
Number of Units Outstanding, End of Period                                        -        -        -       0
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.024 $10.296
Accumulation Unit Value, End of Period                                            -   $8.024  $10.296 $11.863
Number of Units Outstanding, End of Period                                        -        0    4,988   5,116
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.246   $5.807  $7.256
Accumulation Unit Value, End of Period                                       $9.246   $5.807   $7.256  $7.621
Number of Units Outstanding, End of Period                                        0        0        0       0
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.754   $5.784  $7.210
Accumulation Unit Value, End of Period                                       $8.754   $5.784   $7.210  $7.553
Number of Units Outstanding, End of Period                                    1,424    1,697    1,697   1,697
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.388   $6.843  $8.697
Accumulation Unit Value, End of Period                                       $9.388   $6.843   $8.697  $9.099
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.451   $5.972  $7.691
Accumulation Unit Value, End of Period                                       $9.451   $5.972   $7.691  $8.167
Number of Units Outstanding, End of Period                                        0        0        0       0
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.798
Number of Units Outstanding, End of Period                                        -        -        -       0
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.354   $6.400  $7.855
Accumulation Unit Value, End of Period                                       $9.354   $6.400   $7.855  $8.152
Number of Units Outstanding, End of Period                                    1,137    1,137    1,137   1,137
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.346   $6.416  $8.480
Accumulation Unit Value, End of Period                                       $9.346   $6.416   $8.480  $9.529
Number of Units Outstanding, End of Period                                        0        0      604     604
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.506   $7.250  $9.403
Accumulation Unit Value, End of Period                                       $9.506   $7.250   $9.403 $10.262
Number of Units Outstanding, End of Period                                    2,764    4,810    7,577   7,442
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.471   $6.313  $7.641
Accumulation Unit Value, End of Period                                       $9.471   $6.313   $7.641  $8.123
Number of Units Outstanding, End of Period                                        0        0      333     333
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.673
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.217
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.929
Number of Units Outstanding, End of Period                                        -        -        -       0
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.495
Number of Units Outstanding, End of Period                                        -        -        -       0
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.439   $7.503  $9.378
Accumulation Unit Value, End of Period                                       $9.439   $7.503   $9.378 $10.224
Number of Units Outstanding, End of Period                                    3,504    3,504    3,504   3,504
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.704   $7.403  $9.336
Accumulation Unit Value, End of Period                                       $9.704   $7.403   $9.336 $10.644
Number of Units Outstanding, End of Period                                        0        0        0       0
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.281 $10.691
Accumulation Unit Value, End of Period                                            -   $7.281  $10.691 $13.239
Number of Units Outstanding, End of Period                                        -        0        0       0
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.628   $6.561  $8.041
Accumulation Unit Value, End of Period                                       $9.628   $6.561   $8.041  $8.287
Number of Units Outstanding, End of Period                                        0        0        0       0





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The
Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

(1)  Effective  December  30,  2004,  the Morgan  Stanley  VIS  European  Growth
Portfolio - Class Y, changed its name to the Morgan Stanley VIS European  Equity
Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2)  Effective  April 29,  2005,  the Morgan  Stanley  VIS  Quality  Income Plus
Portfolio  - Class Y,  changed  its name to the Morgan  Stanley  VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth
Portfolio, Class II is offered with Contracts issued on or after May 17, 2001.
Contracts issued prior to May 17, 2001, may only invest in the Variable
Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class
B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.










ACCUMULATION UNIT VALUES AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED WITH THE ENHANCED EARNINGS DEATH
BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH BENEFIT COMBINATION
OPTION 2


For the Period Beginning January 1* and Ending December 31,                    2001     2002     2003    2004
VARIABLE SUB-ACCOUNT
MORGAN STANLEY VARIABLE INVESTMENT SERIES (Class Y Shares)
MORGAN STANLEY VIS AGGRESSIVE EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.162   $6.922  $8.525
Accumulation Unit Value, End of Period                                       $9.162   $6.922   $8.525  $9.390
Number of Units Outstanding, End of Period                                   32,523   46,945   67,686  68,323
MORGAN STANLEY VIS DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.287   $7.436  $9.285
Accumulation Unit Value, End of Period                                       $9.287   $7.436   $9.285  $9.839
Number of Units Outstanding, End of Period                                  107,106  217,081  303,011 315,518
MORGAN STANLEY VIS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.195   $7.072  $8.487
Accumulation Unit Value, End of Period                                       $9.195   $7.072   $8.487  $9.214
Number of Units Outstanding, End of Period                                   82,118  191,360  275,607 252,732
MORGAN STANLEY VIS EUROPEAN  EQUITY (1)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.531   $7.323  $9.230
Accumulation Unit Value, End of Period                                       $9.531   $7.323   $9.230 $10.166
Number of Units Outstanding, End of Period                                   19,588   62,369   85,128  71,463
MORGAN STANLEY VIS GLOBAL ADVANTAGE
Accumulation Unit Value, Beginning of Period                                $10.000   $8.953   $6.931  $8.874
Accumulation Unit Value, End of Period                                       $8.953   $6.931   $8.874  $9.757
Number of Units Outstanding, End of Period                                    4,005   11,385   17,176  22,146
MORGAN STANLEY VIS GLOBAL DIVIDEND GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.661   $8.257 $10.644
Accumulation Unit Value, End of Period                                       $9.661   $8.257  $10.644 $11.950
Number of Units Outstanding, End of Period                                   14,265   64,127  126,613 148,551
MORGAN STANLEY VIS HIGH YIELD
Accumulation Unit Value, Beginning of Period                                $10.000   $7.698   $6.983  $8.714
Accumulation Unit Value, End of Period                                       $7.698   $6.983   $8.714  $9.349
Number of Units Outstanding, End of Period                                   13,004   62,541  120,583  66,919
MORGAN STANLEY VIS INCOME BUILDER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.602   $8.655 $10.213
Accumulation Unit Value, End of Period                                       $9.602   $8.655  $10.213 $11.073
Number of Units Outstanding, End of Period                                   19,518   57,563  104,801  99,568
MORGAN STANLEY VIS INFORMATION
Accumulation Unit Value, Beginning of Period                                $10.000   $8.911   $4.948  $7.782
Accumulation Unit Value, End of Period                                       $8.911   $4.948   $7.782  $7.876
Number of Units Outstanding, End of Period                                    8,484   20,890   25,243  30,919
MORGAN STANLEY VIS LIMITED DURATION
Accumulation Unit Value, Beginning of Period                                $10.000  $10.253  $10.422 $10.407
Accumulation Unit Value, End of Period                                      $10.253  $10.422  $10.407 $10.310
Number of Units Outstanding, End of Period                                   62,636  140,912  225,916 208,409
MORGAN STANLEY VIS MONEY MARKET
Accumulation Unit Value, Beginning of Period                                $10.000  $10.028   $9.926  $9.760
Accumulation Unit Value, End of Period                                      $10.028   $9.926   $9.760  $9.616
Number of Units Outstanding, End of Period                                  140,953  226,154  220,177 175,947
MORGAN STANLEY VIS INCOME PLUS (2)
Accumulation Unit Value, Beginning of Period                                $10.000  $10.394  $10.714 $11.340
Accumulation Unit Value, End of Period                                      $10.394  $10.714  $11.340 $11.668
Number of Units Outstanding, End of Period                                   74,643  217,334  282,496 215,559
MORGAN STANLEY VIS S&P 500 INDEX
Accumulation Unit Value, Beginning of Period                                $10.000   $9.424   $7.136  $8.912
Accumulation Unit Value, End of Period                                       $9.424   $7.136   $8.912  $9.625
Number of Units Outstanding, End of Period                                   88,849  189,549  245,807 265,677
MORGAN STANLEY VIS STRATEGIST
Accumulation Unit Value, Beginning of Period                                $10.000   $9.508   $8.369 $10.316
Accumulation Unit Value, End of Period                                       $9.508   $8.369  $10.316 $11.124
Number of Units Outstanding, End of Period                                   55,765  121,094  130,297 121,354
MORGAN STANLEY VIS UTILITIES
Accumulation Unit Value, Beginning of Period                                $10.000   $8.287   $6.242  $7.162
Accumulation Unit Value, End of Period                                       $8.287   $6.242   $7.162  $8.436
Number of Units Outstanding, End of Period                                   45,946   81,041   89,601  80,742
VAN KAMPEN UIF EMERGING MARKETS EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.741   $8.689 $12.736
Accumulation Unit Value, End of Period                                       $9.741   $8.689  $12.736 $15.354
Number of Units Outstanding, End of Period                                    9,160   17,207   18,327  31,006
VAN KAMPEN UIF EQUITY GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.609   $6.787  $8.303
Accumulation Unit Value, End of Period                                       $9.609   $6.787   $8.303  $8.763
Number of Units Outstanding, End of Period                                   17,703   40,574   55,332  58,863
VAN KAMPEN UIF INTERNATIONAL MAGNUM
Accumulation Unit Value, Beginning of Period                                $10.000   $9.074   $7.391  $9.223
Accumulation Unit Value, End of Period                                       $9.074   $7.391   $9.223 $10.601
Number of Units Outstanding, End of Period                                    7,499   23,975   29,246  33,939
VAN KAMPEN UIF MID CAP GROWTH
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.289 $10.119
Accumulation Unit Value, End of Period                                            -   $7.289  $10.119 $12.049
Number of Units Outstanding, End of Period                                        -   33,994   74,890  83,472
VAN KAMPEN UIF U.S. MID CAP VALUE
Accumulation Unit Value, Beginning of Period                                $10.000   $9.831   $6.929  $9.602
Accumulation Unit Value, End of Period                                       $9.831   $6.929   $9.602 $10.774
Number of Units Outstanding, End of Period                                  128,931  278,464  270,357 255,492
VAN KAMPEN UIF U.S. REAL ESTATE
Accumulation Unit Value, Beginning of Period                                $10.000  $10.230   $9.870 $13.383
Accumulation Unit Value, End of Period                                      $10.230   $9.870  $13.383 $17.875
Number of Units Outstanding, End of Period                                   22,121   57,417   85,725  99,081
VAN KAMPEN LIFE INVESTMENT TRUST (Class I and II Shares)
VAN KAMPEN LIT AGGRESSIVE GROWTH, CLASS II
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.091
Number of Units Outstanding, End of Period                                        -        -        -  19,969
VAN KAMPEN LIT COMSTOCK, CLASS II
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $8.014 $10.262
Accumulation Unit Value, End of Period                                            -   $8.014  $10.262 $11.800
Number of Units Outstanding, End of Period                                        -  276,201  390,412 430,151
VAN KAMPEN LIT EMERGING GROWTH, CLASS I (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.243   $5.789  $7.220
Accumulation Unit Value, End of Period                                       $9.243   $5.789   $7.220  $7.567
Number of Units Outstanding, End of Period                                        0   22,995   27,996  24,935
VAN KAMPEN LIT EMERGING GROWTH, CLASS II (3)
Accumulation Unit Value, Beginning of Period                                $10.000   $8.744   $5.766  $7.173
Accumulation Unit Value, End of Period                                       $8.744   $5.766   $7.173  $7.500
Number of Units Outstanding, End of Period                                   97,388  190,862  238,208 213,338
AIM VARIABLE INSURANCE FUNDS (Series I)
AIM V.I. CAPITAL APPRECIATION
Accumulation Unit Value, Beginning of Period                                $10.000   $9.211   $6.822  $8.653
Accumulation Unit Value, End of Period                                       $9.211   $6.822   $8.653  $9.034
Number of Units Outstanding, End of Period                                   61,095   62,600   58,582  60,099
AIM V.I. GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $8.809   $5.954  $7.652
Accumulation Unit Value, End of Period                                       $8.809   $5.954   $7.652  $8.109
Number of Units Outstanding, End of Period                                   22,137   24,196   23,888  21,289
AIM V.I. MID CAP CORE EQUITY
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.783
Number of Units Outstanding, End of Period                                        -        -        -     454
AIM V.I. PREMIER EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.344   $6.381  $7.815
Accumulation Unit Value, End of Period                                       $9.344   $6.381   $7.815  $8.095
Number of Units Outstanding, End of Period                                  103,232  112,965  138,451 122,204
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND (Class B)
ALLIANCEBERNSTEIN GROWTH
Accumulation Unit Value, Beginning of Period                                $10.000   $9.106   $6.396  $8.437
Accumulation Unit Value, End of Period                                       $9.106   $6.396   $8.437  $9.462
Number of Units Outstanding, End of Period                                   28,772   27,065   46,904  60,088
ALLIANCEBERNSTEIN GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.496   $7.228  $9.356
Accumulation Unit Value, End of Period                                       $9.496   $7.228   $9.356 $10.189
Number of Units Outstanding, End of Period                                  160,636  298,203  354,552 319,663
ALLIANCEBERNSTEIN LARGE CAP GROWTH (4)
Accumulation Unit Value, Beginning of Period                                $10.000   $9.293   $6.293  $7.602
Accumulation Unit Value, End of Period                                       $9.293   $6.293   $7.602  $8.066
Number of Units Outstanding, End of Period                                   19,553   66,588   80,947  73,273
Franklin Templeton Variable Insurance Products Trusts (Class 2)
FTVIP Franklin High Income
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.658
Number of Units Outstanding, End of Period                                        -        -        -     605
FTVIP Franklin Income Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.201
Number of Units Outstanding, End of Period                                        -        -        -   1,875
FTVIP Mutual Shares Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $10.914
Number of Units Outstanding, End of Period                                        -        -        -   1,015
FTVIP Templeton Foreign Securities
Accumulation Unit Value, Beginning of Period                                      -        -        - $10.000
Accumulation Unit Value, End of Period                                            -        -        - $11.479
Number of Units Outstanding, End of Period                                        -        -        -   7,526
PUTNAM VARIABLE TRUSTS (CLASS IB SHARES)
PUTNAM VT GROWTH AND INCOME
Accumulation Unit Value, Beginning of Period                                $10.000   $9.429   $7.480  $9.330
Accumulation Unit Value, End of Period                                       $9.429   $7.480   $9.330 $10.152
Number of Units Outstanding, End of Period                                    3,372   54,496   65,291  62,661
PUTNAM VT INTERNATIONAL EQUITY
Accumulation Unit Value, Beginning of Period                                $10.000   $9.155   $7.380  $9.289
Accumulation Unit Value, End of Period                                       $9.155   $7.380   $9.289 $10.569
Number of Units Outstanding, End of Period                                   34,549   97,694  117,722 116,159
PUTNAM VT SMALL CAP VALUE
Accumulation Unit Value, Beginning of Period                                      -  $10.000   $7.271 $10.655
Accumulation Unit Value, End of Period                                            -   $7.271  $10.655 $13.169
Number of Units Outstanding, End of Period                                        -   81,504  105,138 117,987
PUTNAM VT VOYAGER
Accumulation Unit Value, Beginning of Period                                $10.000   $9.092   $6.541  $8.000
Accumulation Unit Value, End of Period                                       $9.092   $6.541   $8.000  $8.228
Number of Units Outstanding, End of Period                                   40,982   69,720   76,360  72,051





*Contracts with the Enhanced Earnings Death Benefit Plus Option were first offered on May 1, 2001. The date the Variable Sub-Accounts were first offered are shown above the first table of Accumulation Unit Values on page A-1. The Accumulation Unit Value for each of the Variable Sub-Accounts was initially set at $10.00. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

(1) Effective December 30, 2004, the Morgan Stanley VIS European Growth Portfolio - Class Y, changed its name to the Morgan Stanley VIS European Equity Portfolio - Class Y. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(2) Effective April 29, 2005, the Morgan Stanley VIS Quality Income Plus Portfolio - Class Y, changed its name to the Morgan Stanley VIS Income Plus
Portfolio - Class Y . We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.

(3) The Variable Sub-Account that invests in the Van Kampen LIT Emerging Growth Portfolio, Class II is offered with Contracts issued on or after May 17, 2001. Contracts issued prior to May 17, 2001, may only invest in the Variable Sub-Account that invests Van Kampen LIT Emerging Growth Portfolio, Class I.

(4) Effective May 2, 2005, the AllianceBernstein Premier Growth Portfolio-Class B changed its name to AllianceBernstein Large Cap Growth Portfolio - Class B. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Portfolio.